[GRAPHIC: PHOTO COLLAGE W/COMPUTER CHIP
          AND OYSTER SHELL]
                                                           Nations Capital
                                                           Income Fund

                                                           Nations Balanced
                                                           Assets Fund

                                                           Nations Asset
                                                           Allocation Fund

                                                           Nations Value Fund

                                                           Nations Equity
                                                           Income Fund

                                                           Nations Equity
                                                           Index Fund

                                                           Nations Marsico
                                                           Growth & Income Fund

                                                           Nations
                                                           Blue Chip Fund

                                                           Nations Strategic
                                                           Equity Fund

                                                           Nations Capital
                                                           Growth Fund

                                                           Nations Disciplined
                                                           Equity Fund

                                                           Nations Marsico
                                                           Focused Equities Fund

                                                           Nations Emerging
                                                           Growth Fund

                                                           Nations
                                                           Small Company
                                                           Growth Fund

DOMESTIC
STOCK FUNDS

Semiannual report for the period
ended September 30, 1999



                                                                   Nations Funds

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds investment adviser: Banc of America Advisors, Inc.


NOT FDIC INSURED          MAY LOSE VALUE           NO BANK GUARANTEE

PRESIDENTS'
MESSAGE
                           DEAR SHAREHOLDER:

                           We're rapidly approaching the end of the year, and the end of the twentieth century. While we all look forward to the beginning of the next century, let's first take a look back at the last six months and then we'll discuss how Nations Funds is positioned as we head into the year 2000.

                           RIDING THE WAVES IN THE U.S.

                           The last six months offered a snapshot of what we often refer to as market volatility. And when we say market volatility, we mean the ups and downs of the U.S. stock market. Basically, what went up in the second quarter of the year fell right back down in the third quarter. During the spring, we witnessed another Dow Jones Industrial Average* milestone -- crossing the 11,000 mark -- and we saw a broadening in the stock market, as value stocks and small-company stocks came back into favor. This was a change from the past few years where rallies have been led by a narrow group of large-company stocks.

                           However, strong economic growth -- combined with continued low inflation and low unemployment -- caused the Federal Reserve Board to raise interest rates twice by a total of 0.50%. These rate hikes (on June 30 and August 24) caused the markets to resemble the rough surf of the Atlantic during one of our many hurricanes this past summer. (In fact, Hurricane Floyd actually shut down Wall Street in mid-September with torrential rains and high winds.) At any rate, the stock market, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500)**, finished the third quarter at 5.36% (year-to-date through September 30,
                           1999), 10% off its August high, with the average stock in the S&P 500 off 20% from its high.

                           A BRIGHTER PICTURE OVERSEAS

                           International stock markets performed well in the second quarter and actually outperformed the U.S. for the first time in a number of years. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index gained 4.4% in the third quarter. A resurgent Japanese economy helped to push international equity markets higher.

                           This is yet another example of the importance of diversification. Investors investing exclusively in the U.S. could miss out on opportunities overseas. One way to ensure that your portfolio is properly diversified is to seek the professional advice of an investment professional. An investment professional can help explain the additional risks involved in international investing, as well as educate you on the potential rewards that have historically come from a diversified portfolio including international investments.

                            * The Dow Jones Industrial Average is a
                              price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                           ** The Standard & Poor's 500 Composite Stock Price
                              Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS'
MESSAGE continued...

                           STAY THE COURSE

                           While the ride has been bumpy over the last six months, we believe the best course of action for an investor is to stay focused on your long-term goals and remain invested. We understand that Y2K has been on investors' minds for quite some time now. As most Americans have come to realize, substantial efforts have been made by companies in the U.S. and abroad to try to ensure that the Y2K problem will be avoided. Regardless, Y2K will come and go and those investors that stick to their long-term goals, as history has shown, stand a better chance of attaining them.

                           WHAT'S NEW AT NATIONS FUNDS

                           We've made some great strides during the past six months and are poised to make Nations Funds a stronger presence in the mutual fund industry in the new year. We completed the largest merger in mutual fund history on May 21 when we combined Pacific Horizon Funds with Nations Funds. Combining these two entities provides you with more investment choices and a broader range of investment expertise. This is part of our ongoing commitment to providing you with the best products and services, and helping you pursue a lifetime of financial goals.

                           In fact, our selection of mutual funds continued to grow as we introduced Nations Strategic Equity Fund, a large-company stock fund managed for tax efficiency, on August 1. This fund is managed by Bank of America Investment Management -- a Nations Funds Manager of Distinction(SM).

                           We look forward to the opportunities ahead of us in the new year and to making your investment experience with Nations Funds a successful one. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Once again, thank you for being a part of the Nations Funds family.

                           Sincerely,

/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board

/s/ Robert H. Gordon
Robert H. Gordon
President, Banc of America Advisors, Inc.

                           September 30, 1999

Table
of
contents

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                         - Nations Capital Income Fund                               3
                                         - Nations Balanced Assets Fund                              6
                                         - Nations Asset Allocation Fund                            10
                                         - Nations Value Fund                                       19
                                         - Nations Equity Income Fund                               22
                                         - Nations Equity Index Fund                                25
                                         - Nations Marsico Growth & Income Fund                     32
                                         - Nations Blue Chip Fund                                   34
                                         - Nations Strategic Equity Fund                            35
                                         - Nations Capital Growth Fund                              37
                                         - Nations Disciplined Equity Fund                          39
                                         - Nations Marsico Focused Equities Fund                    41
                                         - Nations Emerging Growth Fund                             43
                                         - Nations Small Company Growth Fund                        45
                                     Statements of operations                                       48
                                     Statements of changes in net assets                            52
                                     Schedules of capital stock activity                            58
                                     Financial highlights                                           72
                                     Notes to financial statements                                 100
                                     Statement of net assets -- Nations Master Investment Trust
                                         - Nations Blue Chip Portfolio                             108
                                     Statement of operations                                       111
                                     Statement of changes in net assets                            112
                                     Supplementary data                                            112
                                     Notes to financial statements                                 113

                                       ---------------------------------------------------------------------------------
                                           NATIONS FUNDS                [Dalbar Logo]
                                           RECOGNIZED FOR
                                           OUTSTANDING                  DALBAR, Inc., is a well-respected research firm
                                           CUSTOMER SERVICE             that measures customer service levels and
                                                                        establishes benchmarks in the financial services
                                           In recognition of our        industry.
                                           commitment to retail
                                           shareholders through
                                           consistently providing
                                           superior customer service,
                                           Nations Funds was awarded
                                           DALBAR Key Honors in 1997
                                           and 1998.
                                       ---------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS

LOWER
RISK/
REWARD
POTENTIAL

MONEY
MARKET
FUNDS

Nations Prime Fund
Nations Government
Money Market Fund
Nations Treasury Fund
Nations Tax Exempt
Fund

FIXED
INCOME
FUNDS

INCOME FUNDS
Nations Diversified
Income Fund
Nations U.S. Government
Bond Fund
Nations Strategic
Fixed Income Fund
Nations Intermediate
Bond Fund
Nations Government
Securities Fund
Nations Short-
Intermediate
Government Fund
Nations Short-Term
Income Fund

TAX-EXEMPT
INCOME FUNDS

Nations Municipal
Income Fund
Nations State-Specific
Long-Term Municipal
Bond Funds (CA, FL, GA,
MD, NC, SC, TN, TX, VA)
Nations Intermediate
Municipal Bond Fund
Nations State-Specific
Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term
Municipal Income Fund

DOMESTIC
EQUITY
FUNDS

GROWTH FUNDS

Nations Small Company
Growth Fund
Nations Emerging
Growth Fund
Nations Marsico
Focused Equities Fund
Nations Disciplined
Equity Fund
Nations Capital
Growth Fund
Nations Strategic
Equity Fund
Nations Blue Chip Fund

GROWTH AND
INCOME FUNDS

Nations Marsico Growth
& Income Fund
Nations Equity
Income Fund
Nations Value Fund
Nations Asset
Allocation Fund
Nations Balanced
Assets Fund
Nations Capital
Income Fund

INTERNATIONAL
FUNDS

Nations Emerging
Markets Fund
Nations International
Growth Fund
Nations International
Equity Fund
Nations International
Value Fund

HIGHER
RISK/
REWARD
POTENTIAL

INDEX FUNDS

Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed SmallCap Value Index Fund
Nations Managed Value Index Fund

ASSET ALLOCATION PORTFOLIOS

Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations Capital Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
SHARES                                                (000)
-------------------------------------------------------------
          COMMON STOCKS -- 12.5%
          BANKING -- 0.5%
170,000   Sovereign Bancorp, Inc. .................  $  1,546
                                                     --------
          COMPUTER RELATED -- 0.4%
 50,000   Hutchinson Technology, Inc.++............     1,350
                                                     --------
          COMPUTER SERVICES -- 0.3%
 20,000   Affiliated Computer Services, Inc.++.....       813
                                                     --------
          ELECTRICAL COMPONENTS -- 0.3%
 12,000   Sanmina Corporation++....................       929
                                                     --------
          INSURANCE -- 0.4%
 60,000   Frontier Insurance Group, Inc. ..........       525
 30,000   Penn Treaty American Corporation.........       626
                                                     --------
                                                        1,151
                                                     --------
          MANUFACTURING -- 0.5%
 75,000   Mark IV Industries, Inc. ................     1,481
                                                     --------
          NETWORKING EQUIPMENT AND PRODUCTS -- 1.5%
 70,000   Cisco Systems, Inc.++....................     4,799
                                                     --------
          OIL -- DOMESTIC -- 0.6%
 90,000   Occidental Petroleum Corporation.........     2,081
                                                     --------
          OIL -- INTERNATIONAL -- 1.0%
 28,000   BP Amoco plc, ADR........................     3,103
                                                     --------
          RESTAURANTS AND LODGING -- 1.1%
 85,000   McDonald's Corporation...................     3,655
                                                     --------
          RETAIL -- SPECIALTY -- 0.6%
 70,000   Nordstrom Inc. ..........................     1,890
                                                     --------
          SEMICONDUCTORS -- 4.0%
 63,000   Intel Corporation........................     4,682
170,000   Photronics Inc.++........................     3,814
 70,000   Xilinx, Inc.++...........................     4,587
                                                     --------
                                                       13,083
                                                     --------
          TELECOMMUNICATIONS -- 0.5%
 18,000   Motorola, Inc. ..........................     1,584
                                                     --------
          UTILITIES -- TELEPHONE -- 0.8%
 60,000   AT&T Corporation.........................     2,610
                                                     --------
          TOTAL COMMON STOCKS
            (Cost $28,276).........................    40,075
                                                     --------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 52.9%
            ADVERTISING AND MARKETING SERVICES -- 2.6%
 $ 3,600    Interpublic Group of Companies, Inc.,
              1.870% 06/01/06........................     3,312
   4,000    Lamar Advertising Company,
              5.250% 09/15/06........................     5,070
                                                       --------
                                                          8,382
                                                       --------
            AUTOMOBILE PARTS MANUFACTURERS -- 0.8%
   3,000    Standard Motor Products, Inc.,
              6.750% 07/15/09........................     2,624
                                                       --------

PRINCIPAL
 AMOUNT                                                 VALUE
  (000)                                                 (000)
---------------------------------------------------------------
            COMPUTER RELATED -- 2.2%
 $ 8,400    Hewlett-Packard Company,
              3.200%** 10/14/17......................  $  5,082
   1,700    Hutchinson Technology Inc.,
              6.000% 03/15/05........................     1,917
                                                       --------
                                                          6,999
                                                       --------
            COMPUTER SERVICES -- 2.8%
   2,850    Affiliated Computer Services, Inc.,
              4.000% 03/15/05........................     3,263
   5,200    Safeguard Scientifics, Inc.,
              5.000% 06/15/06........................     5,779
                                                       --------
                                                          9,042
                                                       --------
            COMPUTER SOFTWARE -- 3.0%
  12,350    Citrix Systems, Inc.,
              5.390%** 03/22/19......................     5,897
   4,000    Siebel Systems, Inc.,
              5.500% 09/15/06........................     3,845
                                                       --------
                                                          9,742
                                                       --------
            ELECTRONICS -- 5.2%
   5,660    Atmel Corporation,
              3.250% 06/01/02........................     6,643
   2,600    Benchmark Electronics Inc.,
              6.000% 08/15/06........................     2,743
   2,695    Sanmina Corporation,
              4.250% 05/01/04........................     3,012
   6,825    Solectron Corporation,
              4.000%** 01/27/19......................     4,197
                                                       --------
                                                         16,595
                                                       --------
            ENERGY -- 1.7%
   4,600    Loews Corporation,
              3.125% 09/15/07........................     3,870
   1,500    Seacor Holdings, Inc.,
              5.375% 11/15/06........................     1,449
                                                       --------
                                                          5,319
                                                       --------
            FINANCIAL SERVICES -- 1.0%
   4,300    BankAtlantic Bancorp, Inc.,
              5.625% 12/01/07........................     3,311
                                                       --------
            HEALTHCARE -- 3.9%
   2,790    Alza Corporation,
              5.000% 05/01/06........................     3,348
   8,500    Elan International Finance Corporation,
              3.280%** 12/14/18......................     4,760
   8,800    Roche Holdings, Inc.,
              5.800%** 05/06/12......................     4,411
                                                       --------
                                                         12,519
                                                       --------
            INSURANCE -- 1.5%
   4,180    Penn Treaty American Corporation,
              6.24% 12/01/03.........................     3,903
     890    Penn Treaty American Corporation,
              6.250% 12/01/03........................       831
                                                       --------
                                                          4,734
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                 VALUE
  (000)                                                 (000)
---------------------------------------------------------------
            INTERNET -- 3.3%
 $ 2,000    Cnet, Inc.,
              5.000% 03/01/06........................  $  3,240
   2,000    Doubleclick Inc.,
              4.750% 03/15/06........................     3,115
   4,000    VerticalNet, Inc.,
              5.250% 09/27/04........................     4,200
                                                       --------
                                                         10,555
                                                       --------
            MANUFACTURING -- 0.6%
   2,135    Mark IV Industries, Inc.,
              4.750% 11/01/04........................     1,847
                                                       --------
            MEDIA -- 1.2%
   2,800    Clear Channel Communications, Inc.,
              2.625% 04/01/03........................     3,934
                                                       --------
            MEDICAL PRODUCTS AND SUPPLIES -- 1.2%
   4,000    Affymetrix, Inc.,
              5.000% 10/01/06........................     3,940
                                                       --------
            METALS AND MINING -- 1.6%
   7,350    Agnico-Eagle Mines Ltd.,
              3.500% 01/27/04........................     5,072
                                                       --------
            OIL -- INTERNATIONAL -- 1.4%
   4,500    Devon Energy Corporation,
              4.950% 08/15/08........................     4,444
                                                       --------
            OIL FIELD SERVICES & EQUIPMENT -- 0.9%
   2,900    Seacor Holdings, Inc.,
              5.375% 11/15/06........................     2,802
                                                       --------
            RETAIL -- SPECIALTY -- 1.2%
   1,300    Home Depot, Inc.,
              3.250% 10/01/01........................     3,770
                                                       --------
            SEMICONDUCTORS -- 3.6%
   1,000    Lam Research Corporation,
              5.000% 09/01/02........................       998
   3,000    LSI Logic Corporation,
              4.250% 03/15/04........................     5,501
   4,300    Micron Technology, Inc.,
              7.000% 07/01/04........................     5,058
                                                       --------
                                                         11,557
                                                       --------
            TELECOMMUNICATIONS -- 8.6%
   5,000    American Tower Corporation,
              2.500% 10/15/09........................     3,550
   4,500    Bell Atlantic Financial Services,
              5.750% 04/01/03........................     4,500
   5,000    Bell Atlantic Financial Services,
              4.250% 09/15/05........................     5,206
   3,550    ITC Deltacom, Inc.,
              4.500% 05/15/06........................     4,291
   3,350    Motorola, Inc.,
              1.870%** 09/27/13......................     3,291
   4,300    Nextel Communications, Inc.,
              4.750% 07/01/07........................     6,783
                                                       --------
                                                         27,621
                                                       --------
            UTILITIES -- ELECTRIC -- 1.2%
   2,950    AES Corporation,
              4.500% 08/15/05........................     3,776
                                                       --------

PRINCIPAL
 AMOUNT                                                 VALUE
  (000)                                                 (000)
---------------------------------------------------------------
            UTILITIES -- TELEPHONE -- 3.4%
 $ 4,300    Telefonos de Mexico SA,
              4.250% 06/15/04........................  $  4,096
  11,000    US Cellular Corporation,
              5.750%** 06/15/15......................     6,930
                                                       --------
                                                         11,026
                                                       --------
            TOTAL CONVERTIBLE
              BONDS AND NOTES
              (Cost $149,146)........................   169,611
                                                       --------
 SHARES
---------
            PREFERRED STOCKS -- 33.8%
            COMPUTER SOFTWARE -- 0.9%
  30,000    Microsoft Corporation....................     3,021
                                                       --------
            CONTAINERS AND PACKAGING -- 1.5%
  40,000    Owens-Illinois, Inc. ....................     1,310
  68,000    Sealed Air Corporation++.................     3,451
                                                       --------
                                                          4,761
                                                       --------
            ELECTRIC POWER -- 2.3%
 224,500    Avista Corporation.......................     3,929
  82,000    Nisource Inc. ...........................     3,516
                                                       --------
                                                          7,445
                                                       --------
            ENERGY -- 1.9%
  42,000    CMS Energy Corporation...................     1,536
  90,000    El Paso Energy Capital Trust I...........     4,713
                                                       --------
                                                          6,249
                                                       --------
            ENTERTAINMENT -- 1.0%
  30,000    Houston Industries Inc. .................     3,060
                                                       --------
            FINANCIAL SERVICES -- 4.8%
 177,300    CNB Capital Trust I......................     5,185
  50,000    Frontier Financing Trust.................     1,881
  62,000    Frontier Financing Trust.................     2,333
 380,000    Philadelphia Consolidated Holdings
              Corporation............................     2,446
  70,000    Protective Life Corporation Capital
              Trust II...............................     3,417
                                                       --------
                                                         15,262
                                                       --------
            FOOD PRODUCERS -- 0.7%
  49,000    Ralston Purina Company...................     2,303
                                                       --------
            FOREST AND PAPER PRODUCTS -- 1.0%
  65,000    International Paper Capital Trust........     3,364
                                                       --------
            HOUSEHOLD PRODUCTS -- 0.5%
  37,400    Newell Financial Trust I.................     1,515
                                                       --------
            INSURANCE -- 1.3%
 175,000    AmerUs Life Holdings, Inc. ..............     4,058
                                                       --------
            MANUFACTURING -- 1.2%
  20,300    Fleetwood Capital Trust..................       713
  86,000    Fleetwood Capital Trust..................     3,021
                                                       --------
                                                          3,734
                                                       --------
            MEDIA -- 4.9%
  21,000    Adelphia Communications..................     3,701
  25,000    AMFM Inc. ...............................     4,063
  50,000    MediaOne Group, Inc. ....................     5,246
  20,000    MediaOne Group, Inc. ....................     2,700
                                                       --------
                                                         15,710
                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
SHARES                                                (000)
-------------------------------------------------------------
          OIL -- DOMESTIC -- 2.6%
150,000   Coastal Corporation......................  $  3,909
 80,000   Unocal Corporation.......................     4,320
                                                     --------
                                                        8,229
                                                     --------
          PRINTING AND PUBLISHING -- 1.1%
120,000   Readers Digest Association...............     3,390
                                                     --------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.2%
155,000   Apartment Investment and Management
            Company................................     3,817
                                                     --------
          RESTAURANTS AND LODGING -- 1.0%
 59,200   Wendy's Financing I......................     3,345
                                                     --------
          TECHNOLOGY -- 1.1%
100,000   Monsanto Company.........................     3,600
                                                     --------
          TRANSPORTATION -- 1.3%
 72,000   Union Pacific Capital Trust..............     3,285
 18,000   Union Pacific Capital Trust..............       821
                                                     --------
                                                        4,106
                                                     --------
          UTILITIES -- ELECTRIC -- 2.3%
 25,000   MidAmerica Capital Trust.................     1,113
 70,000   MidAmerica Capital Trust II..............     3,115
 65,000   Texas Utilities Company..................     3,205
                                                     --------
                                                        7,433
                                                     --------
          UTILITIES -- TELEPHONE -- 1.2%
 80,000   Citizens Utilities Company++.............     3,980
                                                     --------
          TOTAL PREFERRED STOCKS
            (Cost $111,830)........................   108,382
                                                     --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 1.8%
            (Cost $5,817)
  5,817   Nations Cash Reserves#.................      5,817
                                                    --------
          TOTAL INVESTMENTS
            (Cost $295,069*)..............  101.0%   323,885
                                                    --------
          OTHER ASSETS AND
            LIABILITIES (NET).............   (1.0)%
          Receivable for investment securities
            sold.................................   $  5,695
          Receivable for Fund shares sold........        206
          Dividends receivable...................        702
          Interest receivable....................      1,137
          Prepaid expenses.......................         32
          Payable for Fund shares redeemed.......       (709)
          Investment advisory fee payable........       (167)
          Administration fee payable.............        (62)
          Shareholder servicing and distribution
            fees payable.........................        (84)
          Distributions payable..................     (1,671)
          Payable for investment securities
            purchased............................     (8,316)
          Accrued Trustees'/Directors' fees
            and expenses.........................         (5)
          Accrued expenses and other
            liabilities..........................       (112)
                                                    --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)................................     (3,354)
                                                    --------
          NET ASSETS......................  100.0%  $320,531
                                                    ========

                                                     VALUE
                                                     (000)
------------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment income....   $  1,005
          Accumulated net realized gain on
            investments sold.....................     27,930
          Net unrealized appreciation of
            investments..........................     28,816
          Paid-in capital........................    262,780
                                                    --------
          NET ASSETS.............................   $320,531
                                                    ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($6,900,433 / 380,370 shares
            outstanding).........................     $18.14
                                                      ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($306,364,202 / 16,878,944
            shares outstanding)..................     $18.15
                                                      ======
          Maximum sales charge...................      5.75%
          Maximum offering price per share.......     $19.26
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($5,335,331 / 294,911 shares
            outstanding).........................     $18.09
                                                      ======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($1,930,812 / 106,020 shares
            outstanding).........................     $18.21
                                                      ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $45,214 and gross depreciation of $16,398 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $295,069.

** Rate represents annualized yield at date of purchase.

++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 2.0%
            ASSET-BACKED -- AUTO LOANS -- 0.2%
 $   250    Premier Auto Trust, Series 1998-1,
              Class B,
              5.920% 10/06/04......................  $   246
                                                     -------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.3%
     325    Standard Credit Card Master Trust,
              Series 1995-9, Class B,
              6.650% 10/07/07......................      317
                                                     -------
            ASSET-BACKED -- HOME EQUITY LOANS -- 1.5%
   1,403    CS First Boston Mortgage Securities
              Corporation, Series 1996-2, Class A4,
              6.620% 02/25/18......................    1,403
      55    EQCC Home Equity Loan Trust, Series
              1996-2, Class A2,
              6.700% 09/15/08......................       55
     500    IMC Home Equity Loan Trust, Series
              1997-7, Class A3,
              6.540% 11/20/12......................      496
                                                     -------
                                                       1,954
                                                     -------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $2,531)........................    2,517
                                                     -------

 SHARES
---------
            COMMON STOCKS -- 61.2%
            AEROSPACE AND DEFENSE -- 1.0%
  24,675    Raytheon Company, Class B..............    1,224
                                                     -------
            APPAREL AND TEXTILES -- 0.2%
   6,700    Jones Apparel Group, Inc.++............      193
                                                     -------
            AUTOMOBILE PARTS MANUFACTURERS -- 0.7%
  30,700    Genuine Parts Company..................      815
                                                     -------
            AUTOMOBILES AND TRUCKS -- 1.4%
  34,550    Ford Motor Company.....................    1,734
                                                     -------
            BANKING -- 4.6%
  16,300    Banc One Corporation...................      567
  17,400    Bank of New York Inc...................      582
  23,975    BankBoston Corporation.................    1,040
  21,900    Chase Manhattan Corporation............    1,651
  54,800    Mellon Bank Corporation................    1,849
                                                     -------
                                                       5,689
                                                     -------
            BEVERAGES -- 1.4%
  15,590    Anheuser-Busch Companies, Inc. ........    1,092
  20,850    PepsiCo, Inc. .........................      631
                                                     -------
                                                       1,723
                                                     -------
            CHEMICALS -- BASIC -- 0.9%
  14,231    E.I. duPont de Nemours and Company.....      866
   7,700    Eastman Chemical Company...............      308
                                                     -------
                                                       1,174
                                                     -------
            COMPUTER RELATED -- 9.0%
  19,250    Apple Computer Inc.++..................    1,219
  11,200    Comverse Technology Inc.++.............    1,056
  47,100    Gateway Inc.++.........................    2,093
  12,100    Honeywell Inc. ........................    1,347

                                                    VALUE
SHARES                                              (000)
----------------------------------------------------------
          COMPUTER RELATED -- (CONTINUED)
 17,400   International Business Machines
            Corporation..........................  $ 2,112
 17,050   Sun Microsystems, Inc.++...............    1,586
 43,100   Unisys Corporation++...................    1,945
                                                   -------
                                                    11,358
                                                   -------
          CONGLOMERATE -- 1.3%
 28,250   United Technologies Corporation........    1,676
                                                   -------
          CONSTRUCTION -- 1.5%
 26,650   Centex Corporation.....................      788
 35,050   Masco Corporation......................    1,086
                                                   -------
                                                     1,874
                                                   -------
          DIVERSIFIED -- 0.2%
  2,800   Textron Inc. ..........................      217
                                                   -------
          DRUGS -- 2.7%
 26,750   Bristol-Myers Squibb Company...........    1,805
 36,050   Schering-Plough Corporation............    1,573
                                                   -------
                                                     3,378
                                                   -------
          ELECTRIC POWER -- 2.2%
 63,850   Energy East Corporation................    1,516
 33,750   Unicom Corporation.....................    1,247
                                                   -------
                                                     2,763
                                                   -------
          FINANCIAL SERVICES -- 2.5%
 29,775   Citigroup Inc. ........................    1,311
 31,900   Paine Webber Group, Inc. ..............    1,156
 22,644   Washington Mutual, Inc. ...............      662
                                                   -------
                                                     3,129
                                                   -------
          FOOD PRODUCERS -- 1.6%
  8,550   General Mills Inc. ....................      694
 14,300   Nabisco Group Holdings Corporation.....      215
 12,050   Nabisco Holdings Corporation, Class
            A....................................      416
 11,450   Quaker Oats Company....................      708
                                                   -------
                                                     2,033
                                                   -------
          FOREST AND PAPER PRODUCTS -- 0.7%
 10,600   Boise Cascade Corporation..............      386
  9,500   International Paper Company............      457
                                                   -------
                                                       843
                                                   -------
          FURNITURE AND APPLIANCES -- 0.4%
  7,000   Whirlpool Corporation..................      457
                                                   -------
          INSURANCE -- 3.9%
 23,150   CIGNA Corporation......................    1,800
 29,300   Hartford Financial Services Group,
            Inc. ................................    1,198
 48,700   Lincoln National Corporation Ltd. .....    1,829
                                                   -------
                                                     4,827
                                                   -------
          MANUFACTURING -- 0.2%
 15,900   IMC Global, Inc. ......................      232
                                                   -------
          MEDICAL SERVICES -- 1.4%
 83,700   HEALTHSOUTH Corporation++..............      507
 21,750   Wellpoint Health Networks, Inc.++......    1,240
                                                   -------
                                                     1,747
                                                   -------
          METALS AND MINING -- 0.3%
  5,800   Phelps Dodge Corporation...............      319
                                                   -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
----------------------------------------------------------
          OFFICE EQUIPMENT -- 2.0%
 31,400   Lexmark International Group, Inc.,
            Class A++............................  $ 2,528
                                                   -------
          OIL -- DOMESTIC -- 1.5%
 33,613   Conoco, Inc. ..........................      920
 33,100   USX-Marathon Group Inc. ...............      968
                                                   -------
                                                     1,888
                                                   -------
          OIL -- INTERNATIONAL -- 5.0%
 15,400   BP Amoco plc, ADR......................    1,707
 14,050   Exxon Corporation......................    1,067
 18,650   Mobil Corporation......................    1,879
 26,850   Royal Dutch Petroleum Company..........    1,586
                                                   -------
                                                     6,239
                                                   -------
          OIL FIELD SERVICES & EQUIPMENT -- 0.4%
 11,800   Halliburton Company....................      484
                                                   -------
          RECREATION -- 0.7%
 41,150   Hasbro, Inc. ..........................      882
                                                   -------
          RETAIL -- FOOD -- 0.6%
 32,400   Kroger Company++.......................      715
                                                   -------
          RETAIL -- GENERAL -- 1.1%
 31,050   Federated Department Stores, Inc.++....    1,356
                                                   -------
          RETAIL -- SPECIALTY -- 1.8%
 16,900   AnnTaylor Stores Corporation++.........      691
 54,150   TJX Companies Inc. ....................    1,519
                                                   -------
                                                     2,210
                                                   -------
          SEMICONDUCTORS -- 0.8%
 12,750   Intel Corporation......................      947
                                                   -------
          STEEL -- 1.4%
 38,100   Bethlehem Steel Corporation++..........      281
 22,350   Nucor Corporation......................    1,064
 16,850   USX - U.S. Steel Group Inc.............      434
                                                   -------
                                                     1,779
                                                   -------
          TOBACCO -- 0.7%
 21,850   Philip Morris Companies Inc. ..........      747
  4,733   R.J. Reynolds Tobacco Holdings,
            Inc. ................................      128
                                                   -------
                                                       875
                                                   -------
          UTILITIES -- NATURAL GAS -- 0.9%
 15,250   Coastal Corporation....................      625
 14,750   Williams Companies, Inc. ..............      552
                                                   -------
                                                     1,177
                                                   -------
          UTILITIES -- TELEPHONE -- 6.2%
 10,975   ALLTEL Corporation.....................      772
 34,975   AT&T Corporation.......................    1,521
 31,750   BellSouth Corporation..................    1,429
 24,075   GTE Corporation........................    1,852
 10,500   MCI Worldcom, Inc.++...................      755
 27,400   SBC Communications Inc. ...............    1,399
                                                   -------
                                                     7,728
                                                   -------
          TOTAL COMMON STOCKS
            (Cost $68,408).......................   76,213
                                                   -------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 16.6%
            AEROSPACE AND DEFENSE -- 0.2%
 $  250     Raytheon Company,
              6.750% 08/15/07......................  $    241
                                                     --------
            BANKING AND FINANCE -- 5.2%
    500     FCB/NC Capital Trust I, Gtd. Notes,
              8.050% 03/01/28......................       465
  1,000     First Union Corporation,
              6.625% 06/15/04......................       982
    250     First Union Institutional Capital I,
              8.040% 12/01/26......................       242
    500     GMAC, Deb.,
              8.750% 07/15/05......................       542
    950     GMAC, Deb.,
              5.850% 01/14/09......................       876
    250     GMAC, Deb.,
              8.875% 06/01/10......................       280
    500     Goldman Sachs Group, LP,
              6.625% 12/01/04(+)...................       495
    500     Lehman Brothers Inc., Sr. Sub. Notes,
              7.250% 04/15/03......................       501
    875     NYNEX Capital Funding,
              7.630% 10/15/09......................       945
    750     Popular, Inc., MTN,
              6.375% 09/15/03......................       733
    250     Union Planters Capital Trust,
              8.200% 12/15/26......................       244
    250     Wells Fargo Capital I, Gtd. Notes,
              7.960% 12/15/26......................       244
                                                     --------
                                                        6,549
                                                     --------
            ENTERTAINMENT -- 0.6%
    720     Time Warner Inc.,
              7.750% 06/15/05......................       736
                                                     --------
            FINANCIAL SERVICES -- 4.3%
    435     Associates Corporation N.A.,
              6.250% 11/01/08......................       410
    850     Chrysler Financial Company, LLC,
              6.950% 03/25/02......................       857
    945     City Group Holdings,
              6.500% 06/14/02......................       936
    760     Household Finance Corporation,
              5.875% 02/01/09......................       684
  1,000     Morgan Stanley Dean Witter,
              5.625% 04/12/02......................       975
    735     Paine Webber Group, Inc.,
              6.375% 05/15/04......................       710
  1,000     Salomon Smith Barney Holdings,
              6.250% 06/15/05......................       963
                                                     --------
                                                        5,535
                                                     --------
            HEALTHCARE -- 0.2%
    250     HEALTHSOUTH Corporation, Sr. Notes,
              6.875% 06/15/05......................       224
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INDUSTRIAL -- 0.6%
 $  250     USA Waste Services Inc.,
              7.125% 10/01/07......................  $    226
    500     Xerox Capital Trust I, Gtd. Notes,
              8.000% 02/01/27......................       473
                                                     --------
                                                          699
                                                     --------
            INSURANCE -- 1.0%
    250     American Re Corporation, Sr. Notes,
              7.450% 12/15/26......................       240
  1,000     Aon Corporation,
              7.400% 10/01/02......................     1,019
                                                     --------
                                                        1,259
                                                     --------
            PROFESSIONAL SERVICES -- 0.5%
    650     Service Corporation International,
              6.000% 12/15/05......................       572
                                                     --------
            TELECOMMUNICATIONS -- 0.2%
    250     GTE Corporation,
              6.600% 09/22/05......................       246
                                                     --------
            TRANSPORTATION -- 0.8%
    250     ERAC USA Finance Company,
              6.950% 03/01/04(+)...................       246
    500     ERAC USA Finance Company,
              6.625% 02/15/05(+)...................       481
    250     Norfolk Southern Corporation,
              7.350% 05/15/07......................       250
                                                     --------
                                                          977
                                                     --------
            TRUCKING AND SHIPPING -- 0.5%
    650     Ryder Systems Inc.,
              6.600% 11/15/05......................       622
                                                     --------
            UTILITIES -- ELECTRIC -- 0.4%
    480     Appalachian Power Company,
              6.375% 03/01/01......................       481
                                                     --------
            UTILITIES -- TELEPHONE -- 2.1%
    400     AT&T Corporation, Deb.,
              8.125% 01/15/22......................       398
    500     Chesapeake Potomac Telephone Maryland,
              Deb., 8.000% 10/15/29................       534
    650     GTE Southwest,
              6.540% 12/01/05......................       640
  1,000     MCI Worldcom, Inc.,
              6.250% 08/15/03......................       984
                                                     --------
                                                        2,556
                                                     --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $20,970).......................    20,697
                                                     --------
            FOREIGN BONDS AND NOTES -- 0.4%
              (Cost $520)
    500     AB Spintab,
              7.500%** 08/14/49(+).................       478
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            MORTGAGE BACKED SECURITIES -- 17.0%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.1%
 $  430     CS First Boston Mortgage Securities
              Corporation, Series 1998-C1, Class
              A1B,
              6.480% 05/17/08......................  $    410
    471     DLJ Commercial Mortgage Corporation,
              Series 1998-CG1, Class A1A,
              6.110% 12/10/07......................       456
    440     First Union-Chase Commercial Mortgage,
              Series 1999-C2, Class A2,
              6.645% 04/15/09......................       426
    560     First Union-Lehman Brothers-Bank of
              America Commercial Mortgage, Series
              1998-C2, Class A2,
              6.560% 11/18/08......................       542
    375     GMAC Commercial Mortgage Securities
              Inc., Series 1992-C2, Class A1,
              6.570% 09/15/33......................       369
    600     GMAC Commercial Mortgage Securities
              Inc., Series 1999-C1, Class A2,
              6.175% 05/15/33......................       559
    823     Heller Financial Commercial Mortgage
              Asset Corporation, Series 1999-FH1,
              Class A1,
              6.500% 05/15/31......................       810
    331     Morgan Stanley Capital I, Series
              1999-FNV1, Class A1,
              6.120% 03/15/31......................       320
    213     Morgan Stanley Capital I, Series
              99-WF1, Class A1,
              5.910% 04/15/08......................       205
    500     Mortgage Capital Funding, Inc., Series
              1998-MC2, Class A2,
              6.423% 05/18/08......................       479
    560     Prudential Securities Secured Financing
              Corporation, Series 1998-C1, Class
              A1B,
              6.506% 07/15/08......................       538
                                                     --------
                                                        5,114
                                                     --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 3.6%
    660       6.200% 09/08/08......................       620
     89       8.000% 07/01/10......................        90
    496       7.000% 06/01/11......................       499
  1,009       8.000% 09/01/25......................     1,032
  2,197       7.500% 07/01/29......................     2,205
                                                     --------
                                                        4,446
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 7.5%
    111       8.500% 02/01/00......................       112
    500       6.350% 06/10/05......................       496
  1,366       6.500% 08/01/10......................     1,349
    689       8.500% 08/01/11......................       717
    362       7.000% 01/25/21......................       362
  3,692       6.500% 07/01/29......................     3,543
  2,895       7.000% 07/01/29......................     2,846
                                                     --------
                                                        9,425
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.8%
 $    7       10.000% 02/15/18.....................  $      8
    537       7.500% 12/15/23......................       541
  1,646       7.500% 10/15/27......................     1,654
                                                     --------
                                                        2,203
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $21,177).......................    21,188
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 1.4%
            U.S. TREASURY BONDS -- 0.6%
    500       12.000% 08/15/13.....................       690
                                                     --------
            U.S. TREASURY STRIPS -- 0.8%
  6,025       Principal only 02/15/27..............     1,112
                                                     --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $1,828)........................     1,802
                                                     --------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 5.5%
           (Cost $6,860)
 6,860   Nations Cash Reserves#.................      6,860
                                                   --------
         TOTAL INVESTMENTS
         (Cost $122,294*)................  104.1%   129,755
                                                   --------
         OTHER ASSETS AND
           LIABILITIES (NET).............   (4.1)%
         Receivable for investment securities
           sold.................................   $    835
         Receivable for Fund shares sold........         64
         Dividends receivable...................        133
         Interest receivable....................        582
         Prepaid expenses.......................          7
         Collateral on securities loaned........     (3,702)
         Payable for Fund shares redeemed.......       (172)
         Investment advisory fee payable........        (68)
         Administration fee payable.............        (24)
         Shareholder servicing and distribution
           fees payable.........................       (128)
         Due to custodian.......................         (1)
         Distributions payable..................         (9)
         Payable for investment securities
           purchased............................     (2,534)
         Accrued Trustees'/Directors' fees and
           expenses.............................        (23)
         Accrued expenses and other
           liabilities..........................        (47)
                                                   --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)................................     (5,087)
                                                   --------
         NET ASSETS......................  100.0%  $124,668
                                                   ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income....   $    229
         Accumulated net realized loss on
           investments sold.....................     (3,273)
         Net unrealized appreciation of
           investments..........................      7,461
         Paid-in capital........................    120,251
                                                   --------
         NET ASSETS.............................   $124,668
                                                   ========


                                                    VALUE
-----------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and
           redemption price per share
           ($40,911,888 / 4,033,851 shares
           outstanding).........................     $10.14
                                                      -----
                                                      -----
         INVESTOR A SHARES:
         Net asset value and redemption price
           per share ($16,217,682 / 1,600,709
           shares outstanding)..................
                                                     $10.13
                                                      -----
                                                      -----
         Maximum sales charge...................      5.75%
         Maximum offering price per share.......     $10.75
         INVESTOR B SHARES:
         Net asset value and offering price per
           share+ ($66,054,980 / 6,532,106
           shares outstanding)..................
                                                     $10.11
                                                      -----
                                                      -----
         INVESTOR C SHARES:
         Net asset value and offering price per
           share+ ($1,483,725 / 147,271 shares
           outstanding).........................     $10.07
                                                      -----
                                                      -----

---------------

  * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $12,091 and gross depreciation of $4,630 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $122,294.

 ** Rate represents annualized yield at date of purchase.

(+) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 ++ Non-income producing security.

  + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

  # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $3,702.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 2.9%
            ASSET-BACKED -- AUTO LOANS -- 0.9%
 $ 1,000    AESOP Funding II LLC, Series 1997-1A,
              Class A1,
              6.220% 10/20/01(+)...................  $  1,001
     511    Banc One Auto Grantor Trust, Series
              1997-B, Class A,
              6.290% 07/20/04......................       510
     761    Chevy Chase Auto Receivables Trust,
              Series 1998-2, Class A,
              5.910% 12/15/04......................       756
   1,000    Premier Auto Trust, Series 1998-2,
              Class A3,
              5.770% 01/06/02......................       998
     651    UAF Auto Grantor Trust, Series 1998-A,
              Class A,
              6.100% 06/15/04......................       652
                                                     --------
                                                        3,917
                                                     --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.6%
     975    American Express Master Trust, Series
              1998-1, Class A,
              5.900% 04/15/04......................       963
   1,250    Chase Credit Card Master Trust, Series
              1997-2, Class A,
              6.300% 04/15/03......................     1,254
                                                     --------
                                                        2,217
                                                     --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.8%
     350    Access Financial Mortgage Loan Trust,
              Series 1997-3, Class A2,
              6.565% 05/18/24......................       349
     500    ContiMortgage Home Equity Loan Trust,
              Series 1998-1, Class A4,
              6.280% 01/15/13......................       492
     650    EQCC Home Equity Loan Trust, Series
              1997-2, Class A6,
              6.720% 02/15/12......................       653
   1,000    First Plus Home Loan Trust, Series
              1996-3, Class A6,
              7.600% 09/20/14......................     1,011
     650    First Plus Home Loan Trust, Series
              1997-1, Class A6,
              6.950% 12/10/15......................       647
     143    First Plus Home Loan Trust, Series
              1998-2, Class A2,
              6.230% 06/10/10......................       143
                                                     --------
                                                        3,295
                                                     --------
            ASSET-BACKED -- OTHER -- 0.6%
     558    Navistar Financial Corporation Owner
              Trust, Series 1998-A, Class A,
              5.940% 11/15/04......................       557
   1,800    Pemex Finance Ltd., Series 1998-1A,
              Class A1,
              5.720% 11/15/03(+)...................     1,763
                                                     --------
                                                        2,320
                                                     --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $11,822).......................    11,749
                                                     --------
                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 60.2%
            AEROSPACE AND DEFENSE -- 0.5%
   1,600    Alliant Techsystems Inc.++.............  $    111
     400    B.F. Goodrich Company..................        12
   2,400    Litton Industries Inc.++...............       131
  30,400    Rockwell International Corporation.....     1,596
                                                     --------
                                                        1,850
                                                     --------
            APPAREL AND TEXTILES -- 0.3%
   8,200    Jones Apparel Group, Inc.++............       236
   2,500    Linens 'N Things Inc.++................        84
   3,000    Mohawk Industries Inc.++...............        60
   2,900    Quiksilver, Inc.++.....................        53
   7,100    Shaw Industries, Inc.++................       113
   3,200    Springs Industries Inc. ...............       109
   2,400    The Men's Wearhouse Inc.++.............        52
  24,900    Tommy Hilfiger Corporation++...........       701
                                                     --------
                                                        1,408
                                                     --------
            AUTOMOBILE PARTS MANUFACTURERS -- 0.2%
   3,500    Arvin Industries, Inc. ................       108
  12,300    Delphi Automotive Systems
              Corporation..........................       198
   7,400    Meritor Automotive, Inc. ..............       154
   2,400    Superior Industries International......        67
   7,000    Tower Automotive Inc.++................       139
                                                     --------
                                                          666
                                                     --------
            AUTOMOBILES AND TRUCKS -- 0.7%
  32,300    Ford Motor Company.....................     1,622
  19,900    General Motors Corporation.............     1,252
                                                     --------
                                                        2,874
                                                     --------
            BANKING -- 3.4%
   1,155    Charter One Financial, Inc. ...........        27
  58,700    Chase Manhattan Corporation............     4,424
   8,100    Cullen Frost Bankers Inc. .............       203
  13,600    Dime Bancorp, Inc. ....................       238
   8,200    FirstFed Financial Corporation++.......       142
  75,800    Fleet Financial Group, Inc. ...........     2,776
   6,400    Hudson United Bancorp..................       197
  12,000    J.P. Morgan & Company Inc. ............     1,371
  41,600    Mellon Bank Corporation................     1,404
  12,100    North Fork Bancorporation, Inc. .......       236
   6,482    Old Kent Financial Corporation.........       241
  10,600    Pacific Century Financial
              Corporation..........................       217
   5,300    TCF Financial Corporation..............       151
   5,200    Trustmark Corporation..................       117
   5,100    Webster Financial Corporation..........       130
  46,100    Wells Fargo Company....................     1,827
                                                     --------
                                                       13,701
                                                     --------
            BEVERAGES -- 1.2%
   1,100    Adolph Coors Company, Class B..........        60
  34,200    Anheuser-Busch Companies, Inc. ........     2,396
   3,100    Canandaigua Brands Inc., Class A++.....       185
  19,800    Coca-Cola Company......................       952
  44,900    PepsiCo, Inc. .........................     1,358
                                                     --------
                                                        4,951
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            BROADCASTING -- 0.1%
   3,400    Univision Communications, Inc.++.......  $    277
   2,400    Westwood One, Inc.++...................       108
                                                     --------
                                                          385
                                                     --------
            BUILDING MATERIALS -- 0.1%
   2,400    Centex Construction Products, Inc. ....        89
   2,600    Hughes Supply Inc. ....................        57
   3,100    Southdown, Inc. .......................       166
                                                     --------
                                                          312
                                                     --------
            CHEMICALS -- BASIC -- 0.7%
  14,000    Dow Chemical Company...................     1,591
   2,600    Ecolab, Inc. ..........................        89
   3,900    Scotts Company, Class A++..............       135
  17,100    Union Carbide Corporation..............       971
                                                     --------
                                                        2,786
                                                     --------
            CHEMICALS -- DIVERSIFIED -- 0.1%
  30,300    Solutia Inc. ..........................       542
                                                     --------
            CHEMICALS -- SPECIALTY -- 0.1%
   9,800    Cytec Industries Inc.++................       235
                                                     --------
            COMMERCIAL SERVICES -- 0.1%
   6,800    ACNielsen Corporation++................       154
     600    Central Parking Corporation............        18
   4,500    Interim Services Inc.++................        74
   2,300    Lason, Inc.++..........................       102
   2,100    NCO Group, Inc.++......................        99
                                                     --------
                                                          447
                                                     --------
            COMPUTER RELATED -- 3.6%
   2,800    Adaptec, Inc.++........................       111
   4,700    American Management Systems++..........       121
   2,600    Comverse Technology Inc.++.............       245
  54,200    Dell Computer Corporation++............     2,266
  54,400    EMC Corporation++......................     3,886
  18,100    Hewlett-Packard Company................     1,665
  38,400    International Business Machines
              Corporation..........................     4,661
   1,900    Micros Systems, Inc.++.................        77
   3,600    National Computer Systems Inc. ........       138
  27,100    Unisys Corporation++...................     1,223
                                                     --------
                                                       14,393
                                                     --------
            COMPUTER SERVICES -- 0.0%/+/
   2,200    Affiliated Computer Services, Inc.++...        89
   1,300    Factset Research Systems Inc. .........        74
                                                     --------
                                                          163
                                                     --------
            COMPUTER SOFTWARE -- 4.3%
   2,900    Adobe Systems Inc. ....................       329
  23,100    BMC Software, Inc.++...................     1,653
   4,800    Citrix Systems, Inc.++.................       297
     500    Clarify, Inc.++........................        25
  24,000    Compuware Corporation++................       626
   1,600    DST Systems, Inc.++....................        91
   1,000    Intuit Inc.++..........................        88
   3,700    Macromedia Inc.++......................       151
   4,100    Mercury Interactive Corporation++......       265
 124,900    Microsoft Corporation++................    11,310
  28,200    Oracle Systems Corporation++...........     1,283
   6,700    Rational Software Corporation++........       196

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMPUTER SOFTWARE -- (CONTINUED)
   5,400    Siebel Systems, Inc.++.................  $    360
     400    Sterling Software, Inc.++..............         8
   2,200    Sungard Data Systems, Inc.++...........        58
   2,800    Symantec Corporation++.................       101
                                                     --------
                                                       16,841
                                                     --------
            CONGLOMERATE -- 2.1%
  19,400    AlliedSignal, Inc. ....................     1,163
  46,800    Tyco International Ltd. ...............     4,832
  39,200    United Technologies Corporation........     2,325
                                                     --------
                                                        8,320
                                                     --------
            CONSTRUCTION -- 0.3%
  20,700    Centex Corporation.....................       612
   4,400    D.R. Horton Inc. ......................        57
   6,500    M.D.C. Holdings, Inc. .................       105
   3,300    Martin Marietta Materials, Inc. .......       132
   5,600    Ryland Group Inc. .....................       127
                                                     --------
                                                        1,033
                                                     --------
            CONSUMER GOODS AND SERVICES -- 0.1%
   3,100    ADVO Inc.++............................        62
   9,000    Smithfield Foods Inc.++................       241
                                                     --------
                                                          303
                                                     --------
            CONTAINERS AND PACKAGING -- 0.3%
   5,600    AptarGroup Inc. .......................       150
  19,600    Avery-Dennison Corporation.............     1,034
                                                     --------
                                                        1,184
                                                     --------
            COSMETICS AND TOILETRIES -- 1.4%
  15,000    Avon Products, Inc. ...................       372
  20,800    Colgate-Palmolive Company..............       952
  24,700    Kimberly-Clark Corporation.............     1,297
  33,500    Procter & Gamble Company...............     3,140
                                                     --------
                                                        5,761
                                                     --------
            DIVERSIFIED -- 0.1%
   5,200    Mascotech, Inc. .......................        84
   3,800    Pentair, Inc. .........................       153
   4,600    Terex Corporation++....................       145
                                                     --------
                                                          382
                                                     --------
            DRUGS -- 4.2%
   3,900    Alpharma Inc., Class A.................       138
  32,100    Amgen Inc.++...........................     2,616
   3,766    Bindley Western Industries.............        54
  27,500    Biogen, Inc.++.........................     2,167
  58,300    Bristol-Myers Squibb Company...........     3,935
   3,600    Forest Laboratories, Inc.++............       152
   6,500    IVAX Corporation++.....................       107
   4,000    Jones Pharma Incorporated..............       132
   1,200    Medimmune Inc.++.......................       120
  21,100    Merck & Company, Inc. .................     1,368
  35,100    Pfizer Inc. ...........................     1,261
   4,500    Roberts Pharmaceutical Corporation++...       136
  71,100    Schering-Plough Corporation............     3,102
  20,100    Warner-Lambert Company.................     1,334
                                                     --------
                                                       16,622
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            ELECTRIC POWER -- 1.3%
   3,900    DTE Energy Company.....................  $    141
  37,200    Edison International...................       904
   9,600    Energy East Corporation................       228
  22,600    FPL Group Inc. ........................     1,138
   2,510    NSTAR..................................        97
  37,400    PECO Energy Company....................     1,404
   2,900    TNP Enterprises Inc. ..................       113
  24,400    Unicom Corporation.....................       901
   2,800    United Illuminating Company............       135
                                                     --------
                                                        5,061
                                                     --------
            ELECTRICAL COMPONENTS -- 0.0%/+/
   2,300    Sanmina Corporation++..................       178
                                                     --------
            ELECTRICAL EQUIPMENT -- 0.0%/+/
     700    C&D Technologies, Inc. ................        25
                                                     --------
            ELECTRONICS -- 0.9%
  23,400    Applied Materials Inc.++...............     1,817
   2,500    Burr-Brown Corporation++...............        99
   3,200    CTS Corporation........................       184
   1,500    Dallas Semiconductor Corporation.......        80
   2,900    Intervoice Inc.++......................        32
   2,900    SCI Systems, Inc.++....................       129
  14,300    Solectron Corporation++................     1,027
   5,900    Teradyne, Inc.++.......................       208
   5,500    Vishay Intertechnology, Inc.++.........       131
                                                     --------
                                                        3,707
                                                     --------
            ENTERTAINMENT -- 0.0%/+/
   1,900    Electronic Arts Inc.++.................       138
                                                     --------
            EXPLORATION AND DRILLING -- 0.1%
   1,700    Devon Energy Corporation...............        70
   5,100    Energen Corporation....................       103
   3,500    Murphy Oil Corporation.................       190
   2,000    Stone Energy Corporation++.............       102
                                                     --------
                                                          465
                                                     --------
            FINANCIAL SERVICES -- 3.8%
   7,500    Americredit Corporation++..............       112
   8,100    Astoria Financial Corporation..........       249
  27,600    AXA Financial, Inc. ...................     1,540
   4,000    Bear Stearns Companies Inc. ...........       154
 111,425    Citigroup Inc. ........................     4,903
   3,700    Countrywide Credit Industries, Inc. ...       119
   4,500    E*TRADE Group, Inc.++..................       106
   3,000    Enhance Financial Services Group
              Inc. ................................        53
  28,700    Freddie Mac............................     1,492
   4,300    Legg Mason Inc. .......................       165
  18,500    Lehman Brothers Holdings Inc. .........     1,079
   2,000    Metris Companies Inc. .................        59
  29,100    Morgan Stanley Dean Witter & Company...     2,595
   4,400    PMI Group, Inc. .......................       180
  31,100    Providian Financial Corporation........     2,463
     800    SEI Investment Company.................        71
   4,900    St. Paul Bancorp Inc. .................       112
                                                     --------
                                                       15,452
                                                     --------
            FOOD PRODUCERS -- 0.8%
  40,000    ConAgra Inc. ..........................       902
   5,100    Hormel Foods Corporation...............       211

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            FOOD PRODUCERS -- (CONTINUED)
   7,800    IBP, Inc. .............................  $    193
  28,000    Quaker Oats Company....................     1,732
                                                     --------
                                                        3,038
                                                     --------
            FOREST AND PAPER PRODUCTS -- 0.4%
   7,700    Georgia-Pacific Corporation (Timber
              Group)...............................       176
  22,800    Georgia-Pacific Corporation............       924
  11,200    Weyerhaeuser Company...................       645
                                                     --------
                                                        1,745
                                                     --------
            HEALTHCARE -- 0.1%
   1,900    Coventry Health Care Inc.++............        18
   4,100    MedQuist Inc.++........................       137
   4,400    Orthodontic Centers of America++.......        77
   6,800    Trigon Healthcare, Inc.++..............       196
                                                     --------
                                                          428
                                                     --------
            HOUSEHOLD PRODUCTS -- 0.1%
   6,600    Church & Dwight Co., Inc. .............       165
   1,400    Premark International, Inc. ...........        71
                                                     --------
                                                          236
                                                     --------
            INDUSTRIAL -- 0.0%/+/
   4,700    Cognex Corporation++...................       142
                                                     --------
            INSURANCE -- 1.0%
   3,400    Ambac Financial Group, Inc. ...........       161
  46,600    Conseco Inc. ..........................       900
   2,644    Delphi Financial Group Inc., Class
              A++..................................        80
   5,400    Everest Reinsurance Holdings, Inc. ....       129
   3,340    Fidelity National Financial, Inc. .....        51
  38,200    Hartford Financial Services Group,
              Inc. ................................     1,561
  22,000    Lincoln National Corporation Ltd. .....       826
   4,900    MGIC Investment Corporation............       234
   3,200    Radin Group Inc. ......................       137
   1,700    RenaissanceRe Holdings Ltd. ...........        59
                                                     --------
                                                        4,138
                                                     --------
            INTERNET -- 0.5%
  19,300    America Online Inc.++..................     2,007
                                                     --------
            MACHINERY AND EQUIPMENT -- 0.6%
   2,100    Astec Industries Inc.++................        51
   3,300    Briggs & Stratton Corporation..........       193
   7,700    Illinois Tool Works, Inc. .............       574
   4,600    Imation Corporation++..................       143
  21,200    Ingersoll-Rand Company.................     1,164
   7,200    JLG Industries Inc. ...................       109
   4,600    Manitowoc Company, Inc. ...............       157
                                                     --------
                                                        2,391
                                                     --------
            MANUFACTURING -- 1.8%
   4,700    American Standard Companies Inc.++.....       180
   4,700    Analog Devices, Inc.++.................       241
  58,700    General Electric Company...............     6,960
                                                     --------
                                                        7,381
                                                     --------
            MEDIA -- 1.8%
  35,300    CBS Corporation++......................     1,633
   2,100    King World Productions, Inc.++.........        79
   7,400    Omnicom Group..........................       586
  44,700    Time Warner Inc. ......................     2,715
  42,900    Viacom Inc., Class B++.................     1,812

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            MEDIA -- (CONTINUED)
     160    Washington Post Company................  $     82
   3,900    Xircom Inc.++..........................       166
                                                     --------
                                                        7,073
                                                     --------
            MEDICAL PRODUCTS AND SUPPLIES -- 2.0%
  15,700    Allergan, Inc. ........................     1,727
  13,400    Baxter International Inc. .............       807
   1,300    Beckman Coulter, Inc. .................        59
   3,600    C.R. Bard Inc. ........................       169
  13,400    Cardinal Health, Inc. .................       730
   2,700    CONMED Corporation++...................        66
   2,600    Datascope Corporation++................        91
   1,700    Dendrite International, Inc.++.........        80
   2,600    DENTSPLY International Inc. ...........        59
   3,300    Dura Pharmaceuticals Inc.++............        46
   3,500    Genzyme Corporation++..................       158
   1,000    Idec Pharmaceuticals Corp++............        94
  38,800    Johnson & Johnson......................     3,566
   6,700    Owens & Minor, Inc. ...................        64
   3,000    Patterson Dental Company++.............       149
   1,837    Priority Healthcare Corporation++......        57
                                                     --------
                                                        7,922
                                                     --------
            MEDICAL SERVICES -- 0.3%
   7,000    Lincare Holdings Inc.++................       187
  23,300    United Healthcare Corporation..........     1,134
   1,200    Wellpoint Health Networks, Inc.++......        68
                                                     --------
                                                        1,389
                                                     --------
            METALS AND MINING -- 0.2%
  10,300    Alcoa Inc. ............................       639
   3,700    Commonwealth Industries, Inc. .........        50
   2,800    Mueller Industries Inc.++..............        83
   3,700    Quanex Corporation.....................        95
                                                     --------
                                                          867
                                                     --------
            MISCELLANEOUS -- 0.0%/+/
   1,900    Convergys Corporation++................        38
                                                     --------
            NETWORKING EQUIPMENT AND PRODUCTS -- 1.2%
  71,650    Cisco Systems, Inc.++..................     4,913
     800    Network Appliance, Inc.++..............        57
                                                     --------
                                                        4,970
                                                     --------
            OFFICE EQUIPMENT -- 0.2%
   9,000    Lexmark International Group, Inc.,
              Class A++............................       725
                                                     --------
            OIL -- DOMESTIC -- 0.3%
   2,000    Ashland Inc. ..........................        67
   2,000    Kerr-McGee Corporation.................       110
  31,700    USX-Marathon Group Inc. ...............       928
                                                     --------
                                                        1,105
                                                     --------
            OIL -- INTERNATIONAL -- 2.9%
  26,100    Apache Corporation.....................     1,127
  31,700    Chevron Corporation....................     2,813
   3,600    Exxon Corporation......................       273
  29,300    Mobil Corporation......................     2,952
  75,800    Royal Dutch Petroleum Company..........     4,478
                                                     --------
                                                       11,643
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            OIL AND GAS -- 0.1%
   9,000    ENSCO International Incorporated.......  $    162
   4,100    Newfield Exploration Company++.........       135
   3,200    Oceaneering International Inc.++.......        54
                                                     --------
                                                          351
                                                     --------
            OIL FIELD SERVICES & EQUIPMENT -- 0.3%
   4,000    Cooper Cameron Corporation++...........       151
  31,600    Transocean Offshore, Inc. .............       968
                                                     --------
                                                        1,119
                                                     --------
            PRINTING AND PUBLISHING -- 0.5%
   6,300    Consolidated Graphics Inc.++...........       265
   1,900    Electronics for Imaging, Inc.++........        98
   1,900    Houghton Mifflin Company...............        77
  21,500    McGraw-Hill Companies, Inc. ...........     1,041
  14,000    New York Times Company, Class A........       525
   4,650    Valassis Communications Inc.++.........       204
                                                     --------
                                                        2,210
                                                     --------
            PROFESSIONAL SERVICES -- 0.1%
   2,400    Galileo International, Inc. ...........        97
   1,600    National Data Corporation..............        42
   4,100    Navigant Consulting, Inc.++............       190
   7,300    Offshore Logistics Inc.++..............        75
   4,700    Sylvan Learning Systems, Inc.++........        91
                                                     --------
                                                          495
                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.0%/+/
   3,200    MeriStar Hospitality Corporation.......        49
                                                     --------
            RECREATION -- 0.4%
   4,400    Brunswick Corporation..................       109
   4,300    Harrah's Entertainment Inc.++..........       119
  67,300    Mattel, Inc. ..........................     1,280
   2,000    Polaris Industries Inc. ...............        69
                                                     --------
                                                        1,577
                                                     --------
            RENTAL AUTO AND EQUIPMENT -- 0.0%/+/
   3,800    Hertz Corporation, Inc. ...............       167
                                                     --------
            RESTAURANTS AND LODGING -- 0.4%
   2,900    Applebees International Inc. ..........        98
   6,700    Brinker International, Inc.++..........       182
   4,600    CEC Entertainment Inc.++...............       165
   5,600    Darden Restaurants Inc. ...............       110
   4,800    Foodmaker Inc.++.......................       120
  24,800    Tricon Global Restaurants Inc.++.......     1,014
                                                     --------
                                                        1,689
                                                     --------
            RETAIL -- FOOD -- 0.7%
  14,000    Albertson's Inc. ......................       554
   2,900    Earthgrains Company....................        64
   1,000    Hannaford Bros. Company................        70
  39,400    Safeway, Inc.++........................     1,500
  19,700    SYSCO Corporation......................       691
   2,300    Whole Foods Market Inc.++..............        75
                                                     --------
                                                        2,954
                                                     --------
            RETAIL -- GENERAL -- 1.6%
   3,700    Ames Department Stores++...............       118
   2,900    Casey's General Stores, Inc. ..........        39
  38,300    Federated Department Stores, Inc.++....     1,673

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            RETAIL -- GENERAL -- (CONTINUED)
   1,500    ShopKo Stores, Inc.++..................  $     44
  95,800    Wal-Mart Stores, Inc. .................     4,556
                                                     --------
                                                        6,430
                                                     --------
            RETAIL -- SPECIALTY -- 1.5%
   4,600    Abercrombie & Fitch Company++..........       157
   3,500    AnnTaylor Stores Corporation++.........       143
   4,500    Best Buy Company, Inc.++...............       279
   4,500    Cato Corporation.......................        63
  46,975    Gap Inc. ..............................     1,503
   2,600    Harley-Davidson Inc. ..................       130
  29,400    Home Depot Inc. .......................     2,019
   7,000    Musicland Stores Corporation++.........        61
   3,100    Rent-A-Center, Inc.++..................        58
  17,200    Ross Stores, Inc. .....................       346
   2,000    Tiffany & Company......................       120
  35,700    TJX Companies Inc. ....................     1,002
   2,100    Toro Company...........................        78
   3,600    Zale Corporation++.....................       138
                                                     --------
                                                        6,097
                                                     --------
            SEMICONDUCTORS -- 1.9%
   2,700    Alpha Industries, Inc.++...............       152
   8,800    Cypress Semiconductor Corporation++....       189
  44,800    Intel Corporation......................     3,330
   4,000    Lattice Semiconductor Corporation++....       119
   2,900    Linear Technology Corporation..........       170
   2,300    Novellus Systems Inc.++................       155
   3,800    Plexus Corporation++...................       116
   3,900    PMC - Sierra, Inc.++...................       361
   2,100    QLogic Corporation++...................       147
  31,900    Texas Instruments Inc. ................     2,624
   5,300    Xilinx, Inc.++.........................       347
                                                     --------
                                                        7,710
                                                     --------
            STEEL -- 0.3%
  21,400    Nucor Corporation......................     1,019
                                                     --------
            TECHNOLOGY -- 0.1%
   2,000    Progress Software Corporation++........        63
   3,625    Symbol Technologies, Inc. .............       122
   2,100    VISX Inc.++............................       166
                                                     --------
                                                          351
                                                     --------
            TELECOMMUNICATIONS -- 2.0%
   5,100    CommScope, Inc.++......................       166
  54,900    Lucent Technologies, Inc. .............     3,561
  16,600    Motorola, Inc. ........................     1,461
   2,500    Powerwave Technologies, Inc.++.........       121
   7,500    QUALCOMM Inc.++........................     1,419
   4,050    Sprint Corporation (PCS Group)++.......       302
   3,600    TALK.com, Inc.++.......................        46
  20,500    Tellabs, Inc.++........................     1,167
                                                     --------
                                                        8,243
                                                     --------
            TOBACCO -- 0.5%
  54,200    Philip Morris Companies Inc. ..........     1,853
                                                     --------
            TRANSPORTATION -- 0.5%
   1,900    Alaska Air Group, Inc.++...............        77
   1,200    CNF Transportation Inc. ...............        45

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            TRANSPORTATION -- (CONTINUED)
   2,650    Comair Holdings, Inc. .................  $     44
  18,500    Delta Air Lines, Inc. .................       897
   7,100    U.S. Freightways Corporation...........       336
  16,200    Union Pacific Corporation..............       779
                                                     --------
                                                        2,178
                                                     --------
            TRUCKING AND SHIPPING -- 0.0%/+/
   4,600    M.S. Carriers Inc.++...................       110
       1    Rollins Truck Leasing Corporation/++/..         0
                                                     --------
                                                          110
                                                     --------
            UTILITIES -- ELECTRIC -- 0.2%
   6,900    Allegheny Energy, Inc. ................       220
   2,100    Calpine Corporation++..................       179
   8,100    Conectiv, Inc. ........................       159
   4,100    Pinnacle West Capital Corporation......       149
   8,300    Public Service Company of New Mexico...       151
   3,200    UtiliCorp United Inc. .................        67
                                                     --------
                                                          925
                                                     --------
            UTILITIES -- NATURAL GAS -- 0.5%
  37,900    Coastal Corporation....................     1,551
   7,700    El Paso Energy Corporation.............       307
   3,600    KeySpan Corporation....................       103
   1,600    Piedmont Natural Gas Company, Inc. ....        49
   3,500    Southwest Gas Corporation..............        94
                                                     --------
                                                        2,104
                                                     --------
            UTILITIES -- TELEPHONE -- 4.4%
  17,300    Ameritech Corporation..................     1,162
  62,900    AT&T Corporation.......................     2,736
   4,100    Bell Atlantic Corporation..............       276
  86,400    BellSouth Corporation..................     3,888
   3,575    CenturyTel, Inc. ......................       145
   2,000    Cincinnati Bell, Inc. .................        39
  56,400    GTE Corporation........................     4,336
  67,324    MCI Worldcom, Inc.++...................     4,838
                                                     --------
                                                       17,420
                                                     --------
            TOTAL COMMON STOCKS
              (Cost $194,966)......................   242,474
                                                     --------

PRINCIPAL
 AMOUNT
  (000)
---------
            CORPORATE BONDS AND NOTES -- 14.5%
            AUTOMOBILE PARTS MANUFACTURERS -- 0.3%
 $ 1,200    Delphi Automotive Systems Corporation,
              6.125% 05/01/04......................     1,154
                                                     --------
            BANKING AND FINANCE -- 4.0%
   1,500    Bank One Corporation, 6.375%
              10/01/02.............................     1,484
   1,100    Bear Stearns Companies Inc., 6.150%
              03/02/04.............................     1,060
   1,600    BHP Finance USA Ltd., 6.420%
              03/01/26.............................     1,571
   1,600    Capital One Bank, 6.650% 03/15/04......     1,557
   1,050    Crown Cork & Seal Financial plc, 6.750%
              12/15/03.............................     1,031
   2,200    Finova Capital Corporation, 6.625%
              09/15/01.............................     2,197

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            BANKING AND FINANCE -- (CONTINUED)
 $ 1,350    Hanson Overseas B.V.,
              7.375% 01/15/03......................  $  1,375
   1,200    Lehman Brothers Holdings Inc.,
              6.625% 04/01/04......................     1,160
   1,500    MCN Investment Corporation,
              6.890% 01/16/02......................     1,480
   1,200    Newcourt Credit Group Inc.,
              6.875% 02/16/05......................     1,171
   1,250    PaineWebber Group Inc.,
              7.015% 02/10/04......................     1,242
   1,300    Salomon Smith Barney Holdings,
              6.250% 05/15/03......................     1,270
                                                     --------
                                                       16,598
                                                     --------
            BEVERAGES -- 0.4%
   1,600    J. Seagram & Sons, Inc.,
              6.625% 12/15/05......................     1,531
                                                     --------
            CHEMICALS -- SPECIALTY -- 0.4%
   1,500    Praxair, Inc.,
              6.750% 03/01/03......................     1,488
                                                     --------
            CONSTRUCTION -- 0.3%
   1,100    USG Corporation,
              9.250% 09/15/01......................     1,140
                                                     --------
            DRUGS -- 0.4%
   1,500    SmithKline Beecham Corporation,
              6.625% 10/01/01......................     1,510
                                                     --------
            ELECTRIC POWER -- 0.6%
   1,300    Consumers Energy Company,
              6.200% 05/01/03......................     1,254
   1,100    PSEG Capital Corporation,
              6.740% 10/23/01......................     1,101
                                                     --------
                                                        2,355
                                                     --------
            FINANCIAL SERVICES -- 2.8%
   1,200    Bear Stearns Company, Inc.,
              6.750% 05/01/01......................     1,203
   1,500    Chrysler Financial Company, LLC,
              6.950% 03/25/02......................     1,513
     500    Countrywide Home Loan Corporation,
              7.450% 09/16/03......................       508
   1,150    DaimlerChrysler NA Holdings,
              6.900% 09/01/04......................     1,154
   1,400    Ford Motor Credit Company,
              5.750% 02/23/04......................     1,344
   1,000    General Motors Acceptance Corporation,
              6.150% 04/05/07......................       941
     750    Household Finance Corporation,
              6.875% 03/01/07......................       736
   1,500    International Lease Finance
              Corporation,
              6.875% 05/01/01......................     1,513
   1,200    Sears Roebuck Acceptance Corporation,
              6.000% 03/20/03......................     1,168
   1,500    Sears Roebuck Acceptance Corporation,
              6.150% 11/15/05......................     1,497
                                                     --------
                                                       11,577
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            FOOD PRODUCERS -- 0.4%
 $ 1,500    Nabisco Inc.,
              6.125% 02/01/33......................  $  1,449
                                                     --------
            GAS -- 0.5%
   1,000    KN Energy, Inc.,
              6.450% 03/01/03......................       970
   1,100    Williams Companies, Inc.,
              6.500% 08/01/06......................     1,051
                                                     --------
                                                        2,021
                                                     --------
            INDUSTRIAL -- 1.2%
   1,400    Case Credit Corporation,
              6.125% 02/15/03......................     1,352
   1,500    Honeywell Inc.,
              6.750% 03/15/02......................     1,506
   1,200    Tyco International Group SA,
              6.375% 06/15/05......................     1,160
   1,000    USA Waste Services Inc.,
              7.000% 07/15/28......................       784
                                                     --------
                                                        4,802
                                                     --------
            INSURANCE -- 0.3%
   1,000    Aon Corporation,
              7.400% 10/01/02......................     1,019
                                                     --------
            MACHINERY AND EQUIPMENT -- 0.3%
   1,200    Thermo Electron Corporation,
              7.625% 10/30/08......................     1,147
                                                     --------
            MEDIA -- 0.5%
   1,150    British Sky Broadcasting Group plc,
              6.875% 02/23/09......................     1,041
   1,200    Cox Radio, Inc.,
              6.250% 05/15/03......................     1,167
                                                     --------
                                                        2,208
                                                     --------
            OIL -- DOMESTIC -- 0.3%
   1,200    Occidental Petroleum Corporation,
              7.650% 02/15/06......................     1,207
                                                     --------
            PROFESSIONAL SERVICES -- 0.3%
   1,100    Service Corporation International,
              6.300% 03/15/03......................     1,039
                                                     --------
            TELECOMMUNICATIONS -- 0.3%
   1,200    Cable & Wireless Communications plc,
              6.375% 03/06/03......................     1,199
                                                     --------
            UTILITIES -- TELEPHONE -- 1.2%
   1,200    GTE Corporation,
              9.100% 06/01/03......................     1,285
   1,500    GTE North, Inc.,
              5.650% 11/15/08......................     1,361
   1,400    MCI Worldcom, Inc.,
              6.400% 08/15/05......................     1,353
   1,200    Sprint Capital Corporation,
              5.700% 11/15/03......................     1,146
                                                     --------
                                                        5,145
                                                     --------
            TOTAL CORPORATE
              BONDS AND NOTES
              (Cost $59,651).......................    58,589
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            FOREIGN BONDS AND NOTES -- 0.2%
              (Cost $1,001)
 $ 1,000    Banco Latinoamericano,
              7.200%** 05/28/02....................  $    992
                                                     --------
            MORTGAGE-BACKED SECURITIES -- 19.3%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 5.4%
   1,750    Asset Securitization Corporation,
              Series 1997-D5, Class A1C,
              6.750% 02/14/41......................     1,697
   1,715    Commercial Mortgage Acceptance
              Corporation, Series 1998-C1, Class
              A2, 6.490% 05/15/08..................     1,651
   1,642    Criimi Mae CMBS Corporation, Series
              1998-1, Class A1,
              5.697% 10/20/01......................     1,581
   1,800    CS First Boston Mortgage Securities
              Corporation, Series 1998-C1, Class
              A1B, 6.480% 05/17/08.................     1,717
   1,900    DLJ Commercial Mortgage Corporation,
              Series 1998-CG1, Class A1B,
              6.410% 05/10/08......................     1,806
   1,600    General Growth Properties, Series
              1997-1, Class A2,
              6.602% 11/15/07......................     1,550
   2,075    GMAC Commercial Mortgage Securities
              Inc., Series 1997-C2, Class A3,
              6.566% 11/15/07......................     1,997
   6,963    JP Morgan Commercial Mortgage Finance
              Corporation, Series 1997-C4, Class X,
              1.292%** 12/26/28....................       407
   2,350    Lehman Brothers Commercial Conduit
              Mortgage Trust, Series 1998-C1, Class
              A3,
              6.480% 01/18/08......................     2,242
     750    Mortgage Capital Funding, Inc., Series
              1998-MC1, Class A2,
              6.663% 01/18/08......................       731
   1,850    Mortgage Capital Funding, Inc., Series
              1998-MC2, Class A2,
              6.423% 05/18/08......................     1,773
   1,341    Nomura Asset Securities Corporation,
              Series 1998-D6, Class A1A,
              6.280% 03/17/28......................     1,315
   2,050    Nomura Asset Securities Corporation,
              Series 1998-D6, Class A1B,
              6.590% 03/17/28......................     1,973
  47,681    Vendee Mortgage Trust, Series 1998-1,
              Class 2, IO,
              .454%** 09/15/27.....................       819
  50,151    Vendee Mortgage Trust, Series 1998-3,
              Class 1, IO,
              .314%** 03/15/29.....................       689
                                                     --------
                                                       21,948
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 1.0%
 $    91     8.000% 01/01/04.......................  $     92
   1,116     7.000% 05/01/04.......................     1,119
     648     6.500% 06/01/04.......................       645
     489     6.500% 04/01/09.......................       485
   1,863     6.500% 07/01/10.......................     1,839
       8    10.500% 04/01/19.......................         8
                                                     --------
                                                        4,188
                                                     --------
            FEDERAL HOUSING AUTHORITY (FHA)
              CERTIFICATES -- 0.4%
      98     6.750% 01/01/40.......................        91
     497     6.750% 01/01/40.......................       462
     125     6.850% 01/01/40.......................       118
     267     7.000% 01/01/40.......................       253
     153     7.000% 01/01/40.......................       145
     162     6.850% 02/01/40.......................       152
     111     6.530% 10/01/40.......................       102
     529     6.530% 10/01/40.......................       483
                                                     --------
                                                        1,806
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 10.0%
     339     7.500% 06/01/03.......................       341
     638     7.000% 06/01/04.......................       640
     400     7.000% 06/01/04.......................       402
     853     6.500% 06/01/05.......................       846
     371     6.500% 01/01/06.......................       370
   4,500     6.625% 09/15/09.......................     4,488
     217     6.500% 10/01/10.......................       214
     478     7.500% 10/01/11.......................       485
   2,270     6.500% 02/01/13.......................     2,231
   3,200     6.500% 10/15/14.......................     3,140
   3,200     7.000% 10/15/14.......................     3,145
     572    10.000% 09/01/18.......................       620
   5,610     6.500% 12/01/27.......................     5,381
   2,977     7.000% 05/01/28.......................     2,927
   2,744     7.000% 08/01/28.......................     2,699
   3,325     7.000% 09/01/29.......................     3,267
   8,000     8.000% 10/15/29.......................     8,161
     679     7.291%** 08/01/36.....................       690
                                                     --------
                                                       40,047
                                                     --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 2.1%
     235     6.550% 03/15/01.......................       216
      70     6.550% 03/15/01.......................        65
     125     6.750% 09/15/01.......................       117
     677     6.750% 09/15/01.......................       631
     256     6.600% 11/15/01.......................       236
     154     6.600% 11/15/01.......................       143
      23    10.000% 02/15/16.......................        26
     145     9.000% 10/15/19.......................       153
      99     9.000% 11/15/19.......................       104
     573     9.000% 12/15/19.......................       604
      88     9.000% 01/15/20.......................        92
     112     9.000% 01/15/20.......................       118
   2,168     8.000% 07/15/27.......................     2,217
     406     8.000% 09/15/27.......................       415
     113     8.000% 04/15/28.......................       116

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
              (GNMA) CERTIFICATES -- (CONTINUED)
 $ 2,163    8.000% 06/15/28........................  $  2,213
     820    8.000% 06/15/28........................       839
                                                     --------
                                                        8,305
                                                     --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
              (GNMA) CERTIFICATES -- 0.4%
     498    6.650% 01/15/34........................       467
   1,200    7.375% 09/15/34........................     1,180
                                                     --------
                                                        1,647
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $79,857).......................    77,941
                                                     --------
 SHARES
---------
            PREFERRED STOCKS -- 0.1%
              (Cost $245)
            CONTAINERS AND PACKAGING -- 0.1%
   4,845    Sealed Air Corporation.................       246
                                                     --------
PRINCIPAL
 AMOUNT
 (000)
---------
            U.S. TREASURY OBLIGATIONS -- 2.8%
            U.S. TREASURY STRIPS -- 2.8%
 $   750    Interest only
              .000% 08/15/09.......................       403
   4,000    Interest only
              .000% 08/15/19.......................     1,095
   9,100    Principal only
              .000% 05/15/17.......................     2,908
  20,300    Principal only
              .000% 11/15/21.......................     4,926
   9,900    Principal only
              .000% 02/15/27.......................     1,827
                                                     --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $11,810).......................    11,159
                                                     --------

SHARES                                              VALUE
 (000)                                              (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 2.9%
            (Cost $11,490)
 11,490   Nations Cash Reserves#................   $ 11,490
                                                   --------
          TOTAL INVESTMENTS
            (Cost $370,842*).............  102.9%   414,640
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................   (2.9)%
          Cash..................................   $     71
          Receivable for investment securities
            sold................................     12,682
          Receivable for Fund shares sold.......        950
          Dividends receivable..................        303
          Interest receivable...................      1,605
          Prepaid expenses......................         56
          Payable for Fund shares redeemed......       (643)
          Investment advisory fee payable.......       (209)
          Administration fee payable............        (78)
          Shareholder servicing and distribution
            fees payable........................       (170)
          Distributions payable.................     (1,772)
          Payable for investment securities
            purchased...........................    (23,994)
          Accrued Trustees'/Directors' fees and
            expenses............................         (5)
          Accrued expenses and other
            liabilities.........................       (365)
                                                   --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...................    (11,569)
                                                   --------
          NET ASSETS.....................  100.0%  $403,071
                                                   ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $    259
          Accumulated net realized gain on
            investments sold....................     19,308
          Net unrealized appreciation of
            investments.........................     43,798
          Paid-in capital.......................    339,706
                                                   --------
          NET ASSETS............................   $403,071
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($8,649,932 / 381,764 shares
            outstanding)........................     $22.66
                                                     ------
                                                     ------
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($84,401,031 / 3,724,628
            shares outstanding).................     $22.66
                                                     ------
                                                     ------
          Maximum sales charge..................      5.75%
          Maximum offering price per share......     $24.04
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($108,590,949 / 4,809,787
            shares outstanding).................     $22.58
                                                     ------
                                                     ------
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($2,093,120 / 92,588 shares
            outstanding)........................     $22.61
                                                     ------
                                                     ------
          SEAFIRST SHARES:
          Net asset value, offering and
            redemption price per share
            ($199,335,512 / 11,689,610 shares
            outstanding)........................     $17.05
                                                     ------
                                                     ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $58,799 and gross depreciation of $15,001 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $370,842.

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1999.

(+) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 ++  Non-income producing security.

  + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

/+/  Amount represents less than 0.1%.

/++/ Amount represents less than $500.

  # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Value Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

                                                   VALUE
 SHARES                                            (000)
-----------------------------------------------------------
            COMMON STOCKS -- 98.0%
            AEROSPACE AND DEFENSE -- 0.9%
  339,334   Raytheon Company, Class B..........  $   16,839
                                                 ----------
            APPAREL AND TEXTILES -- 0.2%
  166,900   Jones Apparel Group, Inc.++........       4,798
                                                 ----------
            AUTOMOBILE PARTS MANUFACTURERS -- 1.0%
  701,100   Genuine Parts Company..............      18,623
                                                 ----------
            AUTOMOBILES AND TRUCKS -- 2.2%
  847,900   Ford Motor Company.................      42,554
                                                 ----------
            BANKING -- 7.8%
  424,055   Banc One Corporation...............      14,762
  446,400   Bank of New York Inc...............      14,927
  603,100   BankBoston Corporation.............      26,159
  575,929   Chase Manhattan Corporation........      43,411
1,556,500   Mellon Bank Corporation............      52,532
                                                 ----------
                                                    151,791
                                                 ----------
            BEVERAGES -- 2.2%
  396,800   Anheuser-Busch Companies, Inc......      27,801
  500,725   PepsiCo, Inc.......................      15,147
                                                 ----------
                                                     42,948
                                                 ----------
            CHEMICALS -- BASIC -- 1.2%
  283,200   E.I. duPont de Nemours and
              Company..........................      17,240
  176,600   Eastman Chemical Company...........       7,064
                                                 ----------
                                                     24,304
                                                 ----------
            COMPUTER RELATED -- 13.1%
  498,300   Apple Computer Inc.++..............      31,549
  267,670   Comverse Technology Inc.++.........      25,245
  979,880   Gateway Inc.++.....................      43,542
  386,750   Honeywell Inc......................      43,050
  357,950   International Business Machines
              Corporation......................      43,446
  268,750   Sun Microsystems, Inc.++...........      24,994
1,040,100   Unisys Corporation++...............      46,934
                                                 ----------
                                                    258,760
                                                 ----------
            COMPUTER SOFTWARE -- 1.5%
1,091,700   Compuware Corporation++............      28,452
                                                 ----------
            CONGLOMERATE -- 2.0%
  675,100   United Technologies Corporation....      40,042
                                                 ----------
            CONSTRUCTION -- 2.3%
  692,600   Centex Corporation.................      20,475
  766,300   Masco Corporation..................      23,755
                                                 ----------
                                                     44,230
                                                 ----------
            COSMETICS AND TOILETRIES -- 0.9%
  186,300   Procter & Gamble Company...........      17,466
                                                 ----------
            DIVERSIFIED -- 0.5%
  131,100   Textron Inc........................      10,144
                                                 ----------
            DRUGS -- 4.0%
  606,150   Bristol-Myers Squibb Company.......      40,916
  833,500   Schering-Plough Corporation........      36,361
                                                 ----------
                                                     77,277
                                                 ----------
            ELECTRIC POWER -- 3.2%
1,311,700   Energy East Corporation............      31,153
  824,900   Unicom Corporation.................      30,470
                                                 ----------
                                                     61,623
                                                 ----------

                                                   VALUE
 SHARES                                            (000)
-----------------------------------------------------------
            FINANCIAL SERVICES -- 3.9%
  762,780   Citigroup Inc......................  $   33,562
  748,800   Paine Webber Group, Inc............      27,144
  543,732   Washington Mutual, Inc.............      15,904
                                                 ----------
                                                     76,610
                                                 ----------
            FOOD PRODUCERS -- 1.9%
  196,800   General Mills Inc. ................      15,965
  329,200   Nabisco Group Holdings
              Corporation......................       4,938
  261,375   Quaker Oats Company................      16,173
                                                 ----------
                                                     37,076
                                                 ----------
            FOREST AND PAPER PRODUCTS -- 1.0%
  225,600   Boise Cascade Corporation..........       8,220
  226,200   International Paper Company........      10,872
                                                 ----------
                                                     19,092
                                                 ----------
            FURNITURE AND APPLIANCES -- 0.8%
  252,600   Whirlpool Corporation..............      16,498
                                                 ----------
            INSURANCE -- 6.2%
  577,720   CIGNA Corporation..................      44,918
  689,450   Hartford Financial Services Group,
              Inc. ............................      28,181
1,286,100   Lincoln National Corporation
              Ltd. ............................      48,309
                                                 ----------
                                                    121,408
                                                 ----------
            MANUFACTURING -- 0.3%
  374,600   IMC Global, Inc. ..................       5,455
                                                 ----------
            MEDICAL SERVICES -- 3.4%
1,670,700   HEALTHSOUTH Corporation++..........      10,129
1,240,750   Tenet Healthcare Corporation++.....      21,791
  597,025   Wellpoint Health Networks,
              Inc.++...........................      34,030
                                                 ----------
                                                     65,950
                                                 ----------
            METALS AND MINING -- 0.5%
  183,100   Phelps Dodge Corporation...........      10,082
                                                 ----------
            OFFICE EQUIPMENT -- 3.2%
  771,400   Lexmark International Group, Inc.,
              Class A++........................      62,098
                                                 ----------
            OIL -- DOMESTIC -- 2.6%
  949,321   Conoco, Inc. ......................      25,988
  836,200   USX-Marathon Group Inc. ...........      24,459
                                                 ----------
                                                     50,447
                                                 ----------
            OIL -- INTERNATIONAL -- 7.9%
  381,600   BP Amoco plc, ADR..................      42,286
  323,300   Exxon Corporation..................      24,551
  469,000   Mobil Corporation..................      47,251
  679,800   Royal Dutch Petroleum Company......      40,151
                                                 ----------
                                                    154,239
                                                 ----------
            OIL FIELD SERVICES & EQUIPMENT -- 0.4%
  206,700   Halliburton Company................       8,475
                                                 ----------
            RECREATION -- 1.4%
1,293,550   Hasbro, Inc. ......................      27,730
                                                 ----------
            RETAIL -- FOOD -- 0.9%
  754,700   Kroger Company++...................      16,651
                                                 ----------
            RETAIL -- GENERAL -- 1.6%
  720,450   Federated Department Stores,
              Inc.++...........................      31,475
                                                 ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Value Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                   VALUE
 SHARES                                            (000)
-----------------------------------------------------------
            RETAIL -- SPECIALTY -- 2.8%
  412,600   AnnTaylor Stores Corporation++.....  $   16,865
1,331,775   TJX Companies Inc. ................      37,373
                                                 ----------
                                                     54,238
                                                 ----------
            SEMICONDUCTORS -- 1.2%
  314,880   Intel Corporation..................      23,400
                                                 ----------
            STEEL -- 2.2%
  872,300   Bethlehem Steel Corporation++......       6,433
  487,500   Nucor Corporation..................      23,217
  497,500   USX - U.S. Steel Group Inc.........      12,811
                                                 ----------
                                                     42,461
                                                 ----------
            TOBACCO -- 0.7%
  330,642   Philip Morris Companies Inc........      11,304
  109,733   R.J. Reynolds Tobacco Holdings,
              Inc..............................       2,963
                                                 ----------
                                                     14,267
                                                 ----------
            UTILITIES -- NATURAL GAS -- 1.4%
  353,750   Coastal Corporation................      14,481
  359,600   Williams Companies, Inc............      13,463
                                                 ----------
                                                     27,944
                                                 ----------
            UTILITIES -- TELEPHONE
  225,000   ALLTEL Corporation.................      15,834
  824,612   AT&T Corporation...................      35,871
  699,600   BellSouth Corporation..............      31,482
  784,495   GTE Corporation....................      60,307
  261,242   MCI Worldcom, Inc.++...............      18,777
  952,700   SBC Communications Inc.............      48,647
                                                 ----------
                                                    210,918
                                                 ----------
            TOTAL COMMON STOCKS
              (Cost $1,406,521)................   1,916,365
                                                 ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 4.3%
              (Cost $84,570)
   84,570   Nations Cash Reserves#.............       84,570
                                                  ----------

                                                    VALUE
                                                    (000)
------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $1,491,091*)........  102.3%  $2,000,935
                                                  ----------
            OTHER ASSETS AND
              LIABILITIES (NET).........   (2.3)%
            Receivable for investment
              securities sold..................   $   14,885
            Receivable for Fund shares sold....        1,673
            Dividends receivable...............        3,148
            Interest receivable................          131
            Prepaid expenses and other
              assets...........................           12
            Collateral on securities loaned....      (42,156)
            Payable for Fund shares redeemed...       (3,509)
            Investment advisory fee payable....       (1,096)
            Administration fee payable.........         (388)
            Shareholder servicing and
              distribution fees payable........         (383)
            Due to custodian...................          (43)
            Payable for investment securities
              purchased........................      (16,294)
            Accrued Trustees'/Directors' fees
              and expenses.....................          (78)
            Accrued expenses and other
              liabilities......................         (630)
                                                  ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)................      (44,728)
                                                  ----------
            NET ASSETS..................  100.0%  $1,956,207
                                                  ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income...........................   $      355
            Accumulated net realized gain on
              investments sold.................      191,585
            Net unrealized appreciation
              of investments...................      509,844
            Paid-in capital....................    1,254,423
                                                  ----------
            NET ASSETS.........................   $1,956,207
                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Value Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                    VALUE
------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($1,672,535,123 / 97,281,168
              shares outstanding)..............       $17.19
                                                       -----
                                                       -----
            INVESTOR A SHARES:
            Net asset value and redemption
              price per share
              ($124,207,036 / 7,221,497 shares
              outstanding).....................       $17.20
                                                       -----
                                                       -----
            Maximum sales charge...............        5.75%
            Maximum offering price per share...       $18.25
            INVESTOR B SHARES:
            Net asset value and offering price
              per share+
              ($147,903,430 / 8,701,869 shares
              outstanding).....................       $17.00
                                                       -----
                                                       -----
            INVESTOR C SHARES:
            Net asset value and offering price
              per share+ ($11,561,547 / 680,531
              shares outstanding)..............       $16.99
                                                       -----
                                                       -----

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $572,737 and gross depreciation of $62,893 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $1,491,091.

++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $42,156.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          COMMON STOCKS -- 98.7%
          AEROSPACE AND DEFENSE -- 2.1%
123,600   Boeing Company.........................  $  5,268
 39,200   EG&G, Inc. ............................     1,561
 36,200   General Dynamics Corporation...........     2,260
 85,600   Raytheon Company, Class B..............     4,248
    600   TRW Inc. ..............................        30
                                                   --------
                                                     13,367
                                                   --------
          APPAREL AND TEXTILES -- 0.2%
 41,700   V.F. Corporation.......................     1,293
                                                   --------
          AUTOMOBILE PARTS MANUFACTURERS -- 1.1%
 33,200   Delphi Automotive Systems
            Corporation..........................       533
 74,500   Eaton Corporation......................     6,431
                                                   --------
                                                      6,964
                                                   --------
          AUTOMOBILES AND TRUCKS -- 2.0%
155,300   Ford Motor Company/++/.................     7,795
 48,500   General Motors Corporation.............     3,052
 49,800   ITT Industries, Inc. ..................     1,584
                                                   --------
                                                     12,431
                                                   --------
          BANKING -- 5.6%
207,400   Banc One Corporation...................     7,220
135,000   Chase Manhattan Corporation............    10,177
 44,600   First Union Corporation................     1,586
153,700   Fleet Financial Group, Inc. ...........     5,629
 46,300   National City Corporation..............     1,236
 34,500   Regions Financial Corporation..........     1,035
113,300   SunTrust Banks, Inc. ..................     7,449
 17,200   Wachovia Corporation...................     1,352
                                                   --------
                                                     35,684
                                                   --------
          BEVERAGES -- 2.9%
 66,600   Adolph Coors Company, Class B..........     3,605
 59,900   Anheuser-Busch Companies, Inc. ........     4,197
 16,900   Brown-Forman Corporation, Class B......     1,054
 36,700   Coca-Cola Company......................     1,764
254,300   PepsiCo, Inc. .........................     7,692
                                                   --------
                                                     18,312
                                                   --------
          CHEMICALS -- BASIC -- 0.3%
 17,500   Dow Chemical Company...................     1,988
                                                   --------
          COMMERCIAL SERVICES -- 0.3%
158,800   Ogden Corporation......................     1,588
                                                   --------
          COMPUTER RELATED -- 7.0%
 46,500   Dell Computer Corporation++............     1,944
 29,000   EMC Corporation++......................     2,072
179,200   Hewlett-Packard Company................    16,486
197,000   International Business Machines
            Corporation/++/......................    23,911
                                                   --------
                                                     44,413
                                                   --------
          COMPUTER SOFTWARE -- 3.1%
214,000   Microsoft Corporation++/++/............    19,380
                                                   --------
          CONGLOMERATE -- 3.2%
 76,200   AlliedSignal, Inc. ....................     4,567
 63,300   Tyco International Ltd. ...............     6,536
155,400   United Technologies Corporation/++/....     9,217
                                                   --------
                                                     20,320
                                                   --------

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          CONTAINERS AND PACKAGING -- 0.4%
 60,500   Ball Corporation.......................  $  2,666
                                                   --------
          COSMETICS AND TOILETRIES -- 2.2%
192,100   Kimberly-Clark Corporation.............    10,086
 41,700   Procter & Gamble Company...............     3,909
                                                   --------
                                                     13,995
                                                   --------
          DIVERSIFIED -- 0.1%
 13,400   Eastern Enterprises....................       622
                                                   --------
          DRUGS -- 2.2%
 21,500   American Home Products Corporation.....       892
 35,400   Bristol-Myers Squibb Company...........     2,390
 31,500   Eli Lilly and Company..................     2,016
 46,100   Merck & Company, Inc. .................     2,987
 58,900   Pfizer Inc. ...........................     2,117
 30,300   Pharmacia & Upjohn, Inc. ..............     1,504
 25,000   Schering-Plough Corporation............     1,091
 12,400   Warner-Lambert Company.................       823
                                                   --------
                                                     13,820
                                                   --------
          ELECTRIC POWER -- 12.3%
128,200   Ameren Corporation.....................     4,848
 46,000   American Electric Power Inc. ..........     1,570
223,900   Central & South West Corporation.......     4,730
157,700   CINergy Corporation....................     4,465
 56,900   Consolidated Edison, Inc. .............     2,361
102,000   Constell Energy........................     2,869
144,700   Dominion Resources, Inc. ..............     6,530
 20,800   DTE Energy Company.....................       751
178,700   Duke Energy Corporation................     9,852
 92,700   FirstEnergy Corporation................     2,364
136,200   Florida Progress Corporation...........     6,299
 63,200   FPL Group Inc. ........................     3,184
 97,200   GPU, Inc. .............................     3,171
 27,200   New Century Energies, Inc. ............       910
122,500   Northern States Power Corporation......     2,641
100,500   P G & E Corporation....................     2,600
 72,500   PP&L Resources Inc. ...................     1,962
166,900   Public Service Enterprise Group........     6,447
 65,800   Southern Company.......................     1,694
 59,900   Texas Utilities Company................     2,235
196,100   Unicom Corporation.....................     7,243
                                                   --------
                                                     78,726
                                                   --------
          ELECTRONICS -- 0.5%
116,900   Harris Corporation.....................     3,229
                                                   --------
          ENVIRONMENTAL -- 0.3%
 31,500   Johnson Controls Inc. .................     2,089
                                                   --------
          FINANCIAL SERVICES -- 2.6%
139,900   American General Corporation...........     8,840
133,900   Citigroup Inc. ........................     5,892
 24,000   Marsh & McLennan Companies Inc. .......     1,644
                                                   --------
                                                     16,376
                                                   --------
          FOOD PRODUCERS -- 3.0%
 51,700   Bestfoods..............................     2,507
146,800   General Mills Inc. ....................    11,909
 28,000   H.J. Heinz Company.....................     1,204

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          FOOD PRODUCERS -- (CONTINUED)
115,800   Sara Lee Corporation...................  $  2,714
  8,100   Unilever NV............................       552
                                                   --------
                                                     18,886
                                                   --------
          FOREST AND PAPER PRODUCTS -- 1.5%
127,600   Potlatch Corporation...................     5,256
 68,600   Weyerhaeuser Company...................     3,953
                                                   --------
                                                      9,209
                                                   --------
          INSURANCE -- 3.1%
 80,600   Aetna Life and Casualty Company........     3,970
129,000   Allstate Corporation...................     3,217
 37,700   Aon Corporation........................     1,115
 58,000   Cincinnati Financial Corporation.......     2,177
 49,000   Jefferson-Pilot Corporation............     3,096
161,300   Lincoln National Corporation Ltd. .....     6,058
                                                   --------
                                                     19,633
                                                   --------
          MACHINERY AND EQUIPMENT -- 1.3%
 35,300   Briggs & Stratton Corporation..........     2,061
122,200   Cooper Industries Inc. ................     5,712
 30,400   Foster Wheeler Corporation.............       367
                                                   --------
                                                      8,140
                                                   --------
          MANUFACTURING -- 3.3%
174,300   General Electric Company/++/...........    20,665
                                                   --------
          MEDIA -- 0.2%
 16,300   Time Warner Inc. ......................       990
                                                   --------
          MEDICAL PRODUCTS AND SUPPLIES -- 3.7%
 36,900   Abbott Laboratories....................     1,356
 22,300   Baxter International Inc. .............     1,344
 23,600   C.R. Bard Inc. ........................     1,111
197,800   Johnson & Johnson......................    18,172
 50,000   Medtronic, Inc. .......................     1,775
                                                   --------
                                                     23,758
                                                   --------
          METALS AND MINING -- 1.1%
 67,800   Alcoa Inc. ............................     4,208
 44,900   Reynolds Metals Company................     2,711
                                                   --------
                                                      6,919
                                                   --------
          NETWORKING EQUIPMENT AND PRODUCTS -- 0.8%
 72,900   Cisco Systems, Inc.++..................     4,998
                                                   --------
          OFFICE EQUIPMENT -- 0.3%
 23,500   Pitney Bowes, Inc. ....................     1,432
  8,800   Xerox Corporation......................       369
                                                   --------
                                                      1,801
                                                   --------
          OIL -- DOMESTIC -- 3.4%
 66,900   Amerada Hess Corporation...............     4,098
114,700   Atlantic Richfield Company.............    10,164
 34,000   Phillips Petroleum Company.............     1,658
211,400   Sunoco, Inc. ..........................     5,787
                                                   --------
                                                     21,707
                                                   --------
          OIL -- INTERNATIONAL -- 4.4%
 68,200   Chevron Corporation....................     6,053
 49,000   Exxon Corporation......................     3,721

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          OIL -- INTERNATIONAL -- (CONTINUED)
109,700   Mobil Corporation......................  $ 11,052
 75,900   Royal Dutch Petroleum Company..........     4,483
 36,100   Texaco Inc. ...........................     2,279
                                                   --------
                                                     27,588
                                                   --------
          OIL FIELD SERVICES & EQUIPMENT -- 0.2%
 50,500   Sempra Energy..........................     1,051
                                                   --------
          PHOTO AND OPTICAL -- 0.3%
 24,100   Eastman Kodak Company..................     1,818
                                                   --------
          PRINTING AND PUBLISHING -- 1.6%
 67,200   Deluxe Corporation.....................     2,285
 40,100   Dow Jones & Company Inc. ..............     2,140
 47,700   Jostens Inc. ..........................       912
 24,700   McGraw-Hill Companies, Inc. ...........     1,195
125,600   R.R. Donnelley & Sons Company..........     3,627
                                                   --------
                                                     10,159
                                                   --------
          RECREATION -- 1.4%
289,600   Brunswick Corporation..................     7,203
 65,300   Walt Disney Company....................     1,690
                                                   --------
                                                      8,893
                                                   --------
          RESTAURANTS AND LODGING -- 2.0%
109,100   Darden Restaurants Inc. ...............     2,134
190,600   McDonald's Corporation.................     8,196
 52,400   Tricon Global Restaurants Inc.++.......     2,145
                                                   --------
                                                     12,475
                                                   --------
          RETAIL -- FOOD -- 2.2%
180,500   Albertson's Inc. ......................     7,142
 10,600   Great Atlantic & Pacific Tea Company,
            Inc. ................................       321
 30,200   Safeway, Inc.++........................     1,149
246,700   Supervalu Inc. ........................     5,381
                                                   --------
                                                     13,993
                                                   --------
          RETAIL -- GENERAL -- 2.8%
354,200   May Department Stores Company..........    12,906
100,900   Wal-Mart Stores, Inc. .................     4,799
                                                   --------
                                                     17,705
                                                   --------
          RETAIL -- SPECIALTY -- 0.7%
 29,300   CVS Corporation........................     1,196
 35,800   Home Depot Inc. .......................     2,456
 25,000   Longs Drug Stores Corporation..........       747
                                                   --------
                                                      4,399
                                                   --------
          SEMICONDUCTORS -- 1.8%
151,700   Intel Corporation/++/..................    11,273
                                                   --------
          STEEL -- 0.2%
 83,900   Worthington Industries.................     1,426
                                                   --------
          TELECOMMUNICATIONS -- 0.9%
 54,900   Lucent Technologies, Inc. .............     3,561
 27,200   Motorola, Inc. ........................     2,394
                                                   --------
                                                      5,955
                                                   --------
          TOBACCO -- 0.2%
 37,900   Philip Morris Companies Inc. ..........     1,296
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          TRANSPORTATION -- 1.1%
227,700   Burlington Northern Santa Fe Inc. .....  $  6,262
 16,300   Southwest Airlines Company.............       248
 13,800   Union Pacific Corporation..............       663
                                                   --------
                                                      7,173
                                                   --------
          UTILITIES -- NATURAL GAS -- 2.0%
 38,700   Consolidated Natural Gas Company.......     2,414
152,300   KeySpan Corporation....................     4,359
113,500   NICOR Inc. ............................     4,221
 45,800   Sonat Inc. ............................     1,818
                                                   --------
                                                     12,812
                                                   --------
          UTILITIES -- TELEPHONE -- 6.8%
205,000   ALLTEL Corporation.....................    14,426
 96,900   AT&T Corporation/++/...................     4,215
 43,200   Bell Atlantic Corporation..............     2,908
139,200   BellSouth Corporation/++/..............     6,264
177,600   GTE Corporation........................    13,653
  7,200   MCI Worldcom, Inc.++...................       518
  6,600   SBC Communications Inc. ...............       337
 15,700   U.S. West Inc. ........................       896
                                                   --------
                                                     43,217
                                                   --------
          TOTAL COMMON STOCKS
            (Cost $545,479)......................   625,202
                                                   --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 2.2%
            (Cost $14,237)
 14,237   Nations Cash Reserves#................     14,237
                                                   --------
          TOTAL INVESTMENTS (Cost
            $559,716*)...................  100.9%   639,439
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................   (0.9)%
          Receivable for investment securities
            sold................................   $  1,708
          Receivable for Fund shares sold.......         77
          Dividends receivable..................      1,287
          Interest receivable...................         72
          Variation margin......................         35
          Prepaid expenses and other assets.....         14
          Collateral on securities loaned.......     (5,890)
          Payable for Fund shares redeemed......     (2,041)
          Investment advisory fee payable.......       (299)
          Administration fee payable............       (126)
          Shareholder servicing and distribution
            fees payable........................       (143)
          Due to custodian......................         (5)
          Accrued Trustees'/Directors' fees and
            expenses............................        (10)
          Accrued expenses and other
            liabilities.........................       (257)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................     (5,578)
                                                   --------
          NET ASSETS.....................  100.0%  $633,861
                                                   ========

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $    234
          Accumulated net realized gain on
            investments sold and futures
            contracts...........................     19,846
          Net unrealized appreciation of
            investments and futures contracts...     79,179
          Paid-in capital.......................    534,602
                                                   --------
          NET ASSETS............................   $633,861
                                                   ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($492,163,743 / 42,937,177 shares
            outstanding)........................     $11.46
                                                      =====
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($41,802,316 / 3,662,358
            shares outstanding).................     $11.41
                                                      =====
          Maximum sales charge..................      5.75%
          Maximum offering price per share......     $12.11
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($94,712,008 / 8,300,286
            shares outstanding).................     $11.41
                                                      =====
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($5,182,977 / 448,791 shares
            outstanding)........................     $11.55
                                                      =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $114,400 and gross depreciation of $34,677 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $559,716.

++   Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

/++/ A portion of the security is segregated as collateral for futures contracts.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $5,890.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          COMMON STOCKS -- 98.6%
          AEROSPACE AND DEFENSE -- 1.0%
  7,000   B.F. Goodrich Company.................  $      203
 91,700   Boeing Company........................       3,909
  4,300   EG&G, Inc. ...........................         171
 18,600   General Dynamics Corporation..........       1,161
 37,200   Lockheed Martin Corporation...........       1,216
  6,500   Northrop Grumman Corporation..........         413
 31,600   Raytheon Company, Class B.............       1,568
 17,900   Rockwell International Corporation....         940
 11,300   TRW Inc. .............................         562
                                                  ----------
                                                      10,143
                                                  ----------
          APPAREL AND TEXTILES -- 0.2%
  6,800   Fruit of the Loom, Inc., Class A++....          23
  6,000   Liz Claiborne Inc. ...................         186
  3,800   National Service Industries, Inc. ....         120
 26,500   Nike, Inc., Class B...................       1,507
  5,300   Reebok International, Ltd.++..........          57
  3,100   Russell Corporation...................          44
  1,600   Springs Industries Inc. ..............          54
 11,200   V.F. Corporation......................         347
                                                  ----------
                                                       2,338
                                                  ----------
          AUTOMOBILE PARTS MANUFACTURERS -- 0.4%
 14,100   AutoZone Inc.++.......................         396
  7,200   Cooper Tire & Rubber Company..........         127
 15,600   Dana Corporation......................         579
 53,200   Delphi Automotive Systems
            Corporation.........................         854
  6,800   Eaton Corporation.....................         587
 16,900   Genuine Parts Company.................         449
 14,600   Goodyear Tire & Rubber Company........         702
  6,200   Snap-On Inc. .........................         202
                                                  ----------
                                                       3,896
                                                  ----------
          AUTOMOBILES AND TRUCKS -- 1.0%
113,900   Ford Motor Company....................       5,717
 61,000   General Motors Corporation............       3,839
  8,300   ITT Industries, Inc. .................         264
  6,300   Navistar International
            Corporation++.......................         293
  7,400   PACCAR, Inc. .........................         376
                                                  ----------
                                                      10,489
                                                  ----------
          BANKING -- 5.9%
 16,600   Amsouth Bancorporation................         389
111,100   Banc One Corporation..................       3,868
 71,600   Bank of New York Inc. ................       2,394
164,200   BankAmerica Corporation...............       9,143
 28,000   BankBoston Corporation................       1,215
 29,600   BB&T Corporation......................         958
 79,500   Chase Manhattan Corporation...........       5,992
 14,700   Comerica Inc. ........................         744
 25,200   Fifth Third Bancorp...................       1,533
 91,100   First Union Corporation...............       3,240
 93,146   Firstar Corporation...................       2,387
 53,700   Fleet Financial Group, Inc. ..........       1,967
  5,400   Golden West Financial Corporation.....         531
 21,730   Huntington Bancshares Inc. ...........         577
 16,700   J.P. Morgan & Company Inc. ...........       1,908
 42,100   KeyCorp...............................       1,087
 49,000   Mellon Bank Corporation...............       1,654
 59,200   National City Corporation.............       1,580

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          BANKING -- (CONTINUED)
 10,500   Northern Trust Corporation............  $      877
 28,700   PNC Bank Corporation..................       1,512
 21,100   Regions Financial Corporation.........         633
  9,900   Republic New York Corporation.........         608
 15,800   SouthTrust Corporation................         567
 15,100   State Street Corporation..............         976
 16,200   Summit Bancorp........................         525
 30,300   SunTrust Banks, Inc. .................       1,992
 68,500   U.S. Bancorp..........................       2,068
 13,400   Union Planters Corporation............         546
 19,100   Wachovia Corporation..................       1,502
155,500   Wells Fargo Company...................       6,162
                                                  ----------
                                                      59,135
                                                  ----------
          BEVERAGES -- 2.2%
  3,400   Adolph Coors Company, Class B.........         184
 44,800   Anheuser-Busch Companies, Inc. .......       3,139
  6,500   Brown-Forman Corporation, Class B.....         405
232,100   Coca-Cola Company/++/.................      11,155
 39,900   Coca-Cola Enterprises Inc. ...........         900
138,900   PepsiCo, Inc. ........................       4,202
 40,300   Seagram Company Ltd. .................       1,834
                                                  ----------
                                                      21,819
                                                  ----------
          BUILDING MATERIALS -- 0.0%+
  9,500   Vulcan Materials Company..............         348
                                                  ----------
          BUSINESS SERVICES -- 0.1%
 23,100   Paychex, Inc. ........................         788
                                                  ----------
          CHEMICALS -- BASIC -- 1.3%
 21,600   Air Products & Chemicals Inc. ........         628
 20,700   Dow Chemical Company..................       2,352
 92,200   E.I. duPont de Nemours and Company....       5,612
  7,400   Eastman Chemical Company..............         296
 12,200   Ecolab, Inc. .........................         416
  2,900   FMC Corporation++.....................         140
  9,500   Hercules, Inc. .......................         272
  6,700   Mallinckrodt Group Inc. ..............         202
 16,400   PPG Industries, Inc. .................         984
 14,800   Praxair Inc. .........................         681
 20,000   Rohm & Haas Company...................         723
 12,500   Union Carbide Corporation.............         710
                                                  ----------
                                                      13,016
                                                  ----------
          CHEMICALS -- DIVERSIFIED -- 0.2%
 59,500   Monsanto Company......................       2,123
                                                  ----------
          CHEMICALS -- SPECIALTY -- 0.1%
 11,700   Engelhard Corporation.................         213
  5,600   Great Lakes Chemical Corporation......         213
  9,500   Sigma-Aldrich Corporation.............         302
  6,600   W.R. Grace & Company++................         106
                                                  ----------
                                                         834
                                                  ----------
          COMPUTER RELATED -- 6.4%
 34,000   3Com Corporation++....................         978
 14,900   Apple Computer Inc.++.................         943
 13,600   Ceridian Corporation++................         338
159,900   Compaq Computer Corporation...........       3,668
  4,800   Data General Corporation++............         101
238,600   Dell Computer Corporation++...........       9,976
 95,200   EMC Corporation++.....................       6,801

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          COMPUTER RELATED -- (CONTINUED)
 29,400   Gateway Inc.++........................  $    1,306
 95,500   Hewlett-Packard Company...............       8,786
 11,900   Honeywell Inc. .......................       1,325
 29,800   IMS Health Inc. ......................         680
170,700   International Business Machines
            Corporation.........................      20,719
 21,000   Seagate Technology Inc.++.............         647
 17,800   Silicon Graphics, Inc.++..............         195
 72,800   Sun Microsystems, Inc.++..............       6,770
 29,300   Unisys Corporation++..................       1,322
                                                  ----------
                                                      64,555
                                                  ----------
          COMPUTER SERVICES -- 0.6%
 58,200   Automatic Data Processing Inc. .......       2,596
 14,900   Computer Sciences Corporation++.......       1,048
 46,300   Electronic Data Systems...............       2,451
 13,600   Equifax Inc. .........................         383
                                                  ----------
                                                       6,478
                                                  ----------
          COMPUTER SOFTWARE -- 5.9%
  5,800   Adobe Systems Inc. ...................         658
  5,600   Autodesk, Inc. .......................         123
 22,200   BMC Software, Inc.++..................       1,589
 16,200   Cabletron Systems Inc.++..............         254
 50,400   Computer Associates International
            Inc. ...............................       3,087
 34,500   Compuware Corporation++...............         899
 40,600   First Data Corporation................       1,781
480,100   Microsoft Corporation++...............      43,478
 31,600   Novell Inc.++.........................         654
135,400   Oracle Systems Corporation++..........       6,161
 25,400   Parametric Technology Corporation++...         343
 22,600   Peoplesoft, Inc.++....................         383
  2,500   Shared Medical Systems Corporation....         117
                                                  ----------
                                                      59,527
                                                  ----------
          CONGLOMERATE -- 1.4%
 52,000   AlliedSignal, Inc. ...................       3,117
 78,865   Tyco International Ltd. ..............       8,142
 45,300   United Technologies Corporation.......       2,687
                                                  ----------
                                                      13,946
                                                  ----------
          CONSTRUCTION -- 0.3%
  3,700   Armstrong World Industries, Inc. .....         166
  7,000   Case Corporation......................         348
  5,700   Centex Corporation....................         169
  6,500   Crane Company.........................         146
  7,200   Fluor Corporation.....................         290
  4,500   Kaufman & Broad Home Corporation......          93
 31,700   Masco Corporation.....................         982
  5,100   Owens-Corning Fiberglass
            Corporation.........................         111
  4,100   Pulte Corporation.....................          89
 16,000   Sherwin-Williams Company..............         335
                                                  ----------
                                                       2,729
                                                  ----------
          CONTAINERS AND PACKAGING -- 0.2%
 10,700   Avery-Dennison Corporation............         565
  2,800   Ball Corporation......................         123
  4,900   Bemis Company, Inc....................         166
 11,500   Crown Cork & Seal Company, Inc........         279
 14,600   Owens-Illinois, Inc.++................         289

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          CONTAINERS AND PACKAGING -- (CONTINUED)
  7,900   Sealed Air Corporation++..............  $      406
  5,500   Tupperware Corporation................         111
                                                  ----------
                                                       1,939
                                                  ----------
          COSMETICS AND TOILETRIES -- 2.1%
  5,400   Alberto-Culver Company, Class B.......         125
 24,600   Avon Products, Inc....................         610
 54,900   Colgate-Palmolive Company.............       2,512
104,300   Gillette Company......................       3,540
 10,000   International Flavors & Fragrances,
            Inc.................................         345
 50,100   Kimberly-Clark Corporation............       2,630
125,000   Procter & Gamble Company..............      11,719
                                                  ----------
                                                      21,481
                                                  ----------
          DISTRIBUTION AND WHOLESALE -- 0.1%
 20,700   Costco Wholesale Corporation++........       1,490
                                                  ----------
          DIVERSIFIED -- 0.7%
 22,900   Corning, Inc..........................       1,570
  2,100   Eastern Enterprises...................          98
 15,800   Fortune Brands Inc....................         510
 37,900   Minnesota Mining & Manufacturing
            Company.............................       3,640
 16,000   Tenneco Inc...........................         272
 14,200   Textron Inc...........................       1,099
                                                  ----------
                                                       7,189
                                                  ----------
          DRUGS -- 7.0%
  9,500   ALZA Corporation++....................         407
123,300   American Home Products Corporation....       5,117
 48,200   Amgen Inc.++..........................       3,928
186,800   Bristol-Myers Squibb Company..........      12,609
103,500   Eli Lilly and Company.................       6,624
222,000   Merck & Company, Inc./++/.............      14,389
365,200   Pfizer Inc............................      13,125
 47,700   Pharmacia & Upjohn, Inc...............       2,367
138,500   Schering-Plough Corporation...........       6,042
 80,000   Warner-Lambert Company................       5,310
  9,000   Watson Pharmaceutical, Inc.++.........         275
                                                  ----------
                                                      70,193
                                                  ----------
          ELECTRIC POWER -- 2.0%
 18,000   AES Corporation++.....................       1,061
 12,900   Ameren Corporation....................         488
 18,100   American Electric Power Inc...........         618
 14,200   Carolina Power & Light Company........         502
 20,100   Central & South West Corporation......         425
 14,900   CINergy Corporation...................         422
 11,000   CMS Energy Corporation................         373
 21,400   Consolidated Edison, Inc. ............         888
 14,100   Constell Energy.......................         397
 18,100   Dominion Resources, Inc...............         817
 13,600   DTE Energy Company....................         491
 34,200   Duke Energy Corporation...............       1,884
 32,600   Edison International..................         793
 23,200   Entergy Corporation...................         671
 22,100   FirstEnergy Corporation...............         564
  9,200   Florida Progress Corporation..........         426
 17,000   FPL Group Inc. .......................         856
 11,900   GPU, Inc. ............................         388
 10,800   New Century Energies, Inc. ...........         361
 14,400   Northern States Power Corporation.....         311

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          ELECTRIC POWER -- (CONTINUED)
 36,100   P G & E Corporation...................  $      934
 28,000   PacifiCorp............................         564
 18,000   PECO Energy Company...................         675
 14,800   PP&L Resources Inc. ..................         401
 20,700   Public Service Enterprise Group.......         800
 28,000   Reliant Energy Inc. ..................         758
 65,500   Southern Company......................       1,686
 26,400   Texas Utilities Company...............         985
 20,500   Unicom Corporation....................         757
                                                  ----------
                                                      20,296
                                                  ----------
          ELECTRICAL EQUIPMENT -- 0.4%
 40,900   Emerson Electric Company..............       2,585
  7,100   Scientific-Atlanta Inc. ..............         352
  5,400   Thomas & Betts Corporation............         275
  8,800   W.W. Grainger Inc. ...................         423
                                                  ----------
                                                       3,635
                                                  ----------
          ELECTRONICS -- 0.7%
 35,000   Applied Materials Inc.++..............       2,719
  7,500   Harris Corporation....................         207
  8,300   KLA-Tencor Corporation++..............         540
 14,200   LSI Logic Corporation++...............         731
 15,800   National Semiconductor
            Corporation++.......................         482
 25,300   Solectron Corporation++...............       1,817
  4,400   Tektronix, Inc. ......................         147
                                                  ----------
                                                       6,643
                                                  ----------
          ENVIRONMENTAL -- 0.1%
  8,000   Johnson Controls Inc. ................         530
 31,100   Laidlaw Inc. .........................         210
  4,200   Millipore Corporation.................         158
                                                  ----------
                                                         898
                                                  ----------
          EXPLORATION AND DRILLING -- 0.1%
 16,700   Burlington Resources Inc. ............         615
  4,600   Helmerich & Payne, Inc. ..............         116
  5,600   McDermott International Inc. .........         113
                                                  ----------
                                                         844
                                                  ----------
          FINANCIAL SERVICES -- 5.4%
 42,300   American Express Company..............       5,695
 23,600   American General Corporation..........       1,491
 68,600   Associates First Capital
            Corporation.........................       2,470
 10,900   Bear Stearns Companies Inc. ..........         419
 18,600   Capital One Financial Corporation.....         725
 76,800   Charles Schwab Corporation............       2,587
317,801   Citigroup Inc. .......................      13,982
 10,600   Countrywide Credit Industries,
            Inc. ...............................         342
 96,400   Fannie Mae............................       6,043
 65,300   Freddie Mac...........................       3,396
 45,100   Household International Inc. .........       1,810
 11,100   Lehman Brothers Holdings Inc. ........         647
 24,700   Marsh & McLennan Companies Inc. ......       1,692
 75,400   MBNA Corporation......................       1,720
 34,500   Merrill Lynch & Company Inc. .........       2,318
 53,700   Morgan Stanley Dean Witter &
            Company.............................       4,789
 13,700   Paine Webber Group, Inc. .............         497
 13,400   Providian Financial Corporation.......       1,061
 15,300   SLM Holding Corporation...............         658

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          FINANCIAL SERVICES -- (CONTINUED)
 25,400   Synovus Financial Corporation.........  $      475
 55,900   Washington Mutual, Inc. ..............       1,635
                                                  ----------
                                                      54,452
                                                  ----------
          FOOD PRODUCERS -- 1.9%
 58,030   Archer-Daniels-Midland Company........         707
 26,300   Bestfoods.............................       1,276
 41,000   Campbell Soup Company.................       1,604
 45,900   ConAgra Inc. .........................       1,036
 14,400   General Mills Inc. ...................       1,168
 33,800   H.J. Heinz Company....................       1,453
 13,200   Hershey Foods Corporation.............         643
 38,200   Kellogg Company.......................       1,430
 30,600   Nabisco Group Holdings Corporation....         459
 22,500   Pioneer Hi-Bred International.........         896
 12,700   Quaker Oats Company...................         786
 30,700   Ralston Purina Group..................         854
 85,000   Sara Lee Corporation..................       1,992
 53,800   Unilever NV...........................       3,665
 10,900   Wm. Wrigley Jr. Company...............         750
                                                  ----------
                                                      18,719
                                                  ----------
          FOREST AND PAPER PRODUCTS -- 0.6%
  5,400   Boise Cascade Corporation.............         197
  9,000   Champion International Corporation....         462
 20,800   Fort James Corporation................         555
 16,200   Georgia-Pacific Corporation...........         656
 38,700   International Paper Company...........       1,859
 10,100   Louisiana Pacific Corporation.........         158
  9,500   Mead Corporation......................         327
  2,700   Potlatch Corporation..................         111
  5,300   Temple-Inland Inc. ...................         321
  9,400   Westvaco Corporation..................         241
 18,900   Weyerhaeuser Company..................       1,089
 10,400   Willamette Industries Inc. ...........         449
                                                  ----------
                                                       6,425
                                                  ----------
          FURNITURE AND APPLIANCES -- 0.1%
  8,200   Black & Decker Corporation............         375
  8,300   Maytag Corporation....................         276
  8,400   Stanley Works.........................         212
  7,100   Whirlpool Corporation.................         463
                                                  ----------
                                                       1,326
                                                  ----------
          HOUSEHOLD PRODUCTS -- 0.2%
 22,200   Clorox Company........................         849
 26,500   Newell Rubbermaid Inc. ...............         757
                                                  ----------
                                                       1,606
                                                  ----------
          INSURANCE -- 2.7%
 13,300   Aetna Life and Casualty Company.......         655
 25,100   Aflac, Inc. ..........................       1,051
 75,900   Allstate Corporation..................       1,893
145,650   American International Group, Inc. ...      12,663
 24,100   Aon Corporation.......................         712
 15,200   Chubb Corporation.....................         757
 19,100   CIGNA Corporation.....................       1,485
 15,500   Cincinnati Financial Corporation......         582
 30,500   Conseco Inc. .........................         589
 21,400   Hartford Financial Services Group,
            Inc. ...............................         875
  9,900   Jefferson-Pilot Corporation...........         626
 18,800   Lincoln National Corporation Ltd. ....         706

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          INSURANCE -- (CONTINUED)
 10,200   Loews Corporation.....................  $      716
  9,400   MBIA Inc. ............................         438
 10,200   MGIC Investment Corporation...........         487
  6,900   Progressive Corporation...............         564
 12,800   SAFECO Corporation....................         358
 21,300   St. Paul Companies Inc. ..............         586
 12,600   Torchmark Corporation.................         326
 22,400   UnumProvident Corporation.............         659
                                                  ----------
                                                      26,728
                                                  ----------
          INTERNET -- 1.1%
104,000   America Online Inc.++.................      10,816
                                                  ----------
          MACHINERY AND EQUIPMENT -- 0.8%
  2,100   Briggs & Stratton Corporation.........         123
 33,400   Caterpillar Inc. .....................       1,831
  8,900   Cooper Industries Inc. ...............         416
  4,000   Cummins Engine Company, Inc. .........         199
 21,800   Deere & Company.......................         843
 20,100   Dover Corporation.....................         822
  3,700   Foster Wheeler Corporation............          45
 23,500   Illinois Tool Works, Inc. ............       1,752
 15,600   Ingersoll-Rand Company................         857
  3,400   Milacron Inc. ........................          60
    800   NACCO Industries Inc., Class A........          56
 11,700   Pall Corporation......................         271
 10,200   Parker Hannifin Corporation...........         457
 14,800   Thermo Electron Corporation++.........         199
  5,900   Timken Company........................          95
                                                  ----------
                                                       8,026
                                                  ----------
          MANUFACTURING -- 3.8%
 12,800   Danaher Corporation...................         674
307,700   General Electric Company/++/..........      36,482
  9,600   PE Corp - PE Biosystems Group.........         694
                                                  ----------
                                                      37,850
                                                  ----------
          MEDIA -- 2.4%
 67,000   CBS Corporation++.....................       3,099
 31,200   Clear Channel Communications,
            Inc.++..............................       2,492
 69,700   Comcast Corporation, Class A..........       2,779
  6,700   King World Productions, Inc.++........         251
 56,900   MediaOne Group, Inc.++................       3,887
 16,900   Omnicom Group.........................       1,338
121,700   Time Warner Inc. .....................       7,394
 64,900   Viacom Inc., Class B++................       2,742
                                                  ----------
                                                      23,982
                                                  ----------
          MEDICAL PRODUCTS AND SUPPLIES -- 2.9%
143,000   Abbott Laboratories...................       5,255
  6,300   Allergan, Inc. .......................         693
  5,400   Bausch & Lomb Inc. ...................         356
 27,400   Baxter International Inc. ............       1,651
 23,500   Becton Dickinson & Company............         659
 10,500   Biomet, Inc. .........................         276
 37,300   Boston Scientific Corporation++.......         921
  4,800   C.R. Bard Inc. .......................         226
 25,600   Cardinal Health, Inc. ................       1,395
 28,500   Guidant Corporation...................       1,528
126,500   Johnson & Johnson.....................      11,623

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          MEDICAL PRODUCTS AND SUPPLIES -- (CONTINUED)
109,800   Medtronic, Inc. ......................  $    3,898
  8,000   St. Jude Medical Inc.++...............         252
                                                  ----------
                                                      28,733
                                                  ----------
          MEDICAL SERVICES -- 0.4%
 53,400   Columbia/HCA Healthcare Corporation...       1,130
 26,000   HBO & Company, Inc. ..................         754
 39,000   HEALTHSOUTH Corporation++.............         236
 15,800   Humana Inc.++.........................         109
 10,400   Manor Care, Inc.++....................         179
 29,300   Tenet Healthcare Corporation++........         515
 16,300   United Healthcare Corporation.........         794
  6,400   Wellpoint Health Networks, Inc.++.....         365
                                                  ----------
                                                       4,082
                                                  ----------
          METALS AND MINING -- 0.6%
 21,300   Alcan Aluminium Ltd. .................         666
 34,700   Alcoa Inc. ...........................       2,153
  3,700   ASARCO Inc. ..........................          99
 36,700   Barrick Gold Corporation..............         798
  8,500   Cyprus Amax Minerals Company..........         167
 15,300   Freeport-McMoran Copper & Gold,
            Inc. ...............................         238
 24,400   Homestake Mining Company..............         224
 18,100   Inco Ltd. ............................         387
 15,800   Newmont Mining Corporation............         409
 17,600   Niagara Mohawk Holdings Inc.++........         272
  5,500   Phelps Dodge Corporation..............         303
 30,600   Placer Dome Inc. .....................         455
  6,100   Reynolds Metals Company...............         368
                                                  ----------
                                                       6,539
                                                  ----------
          NETWORKING EQUIPMENT AND PRODUCTS -- 2.8%
305,500   Cisco Systems, Inc.++.................      20,946
  6,800   Network Appliance, Inc.++.............         487
124,000   Nortel Networks Corporation...........       6,324
                                                  ----------
                                                      27,757
                                                  ----------
          OFFICE EQUIPMENT -- 0.5%
 14,000   Ikon Office Solutions Inc. ...........         150
 12,100   Lexmark International Group, Inc.,
            Class A++...........................         974
 25,200   Pitney Bowes, Inc. ...................       1,536
 62,200   Xerox Corporation.....................       2,608
                                                  ----------
                                                       5,268
                                                  ----------
          OIL -- DOMESTIC -- 1.0%
  8,500   Amerada Hess Corporation..............         521
  6,900   Ashland Inc. .........................         232
 30,300   Atlantic Richfield Company............       2,685
  7,800   Columbia Energy Group.................         432
 58,400   Conoco, Inc. .........................       1,599
  8,100   Kerr-McGee Corporation................         446
 32,700   Occidental Petroleum Corporation......         756
 23,700   Phillips Petroleum Company............       1,155
  8,500   Sunoco, Inc. .........................         233
 22,800   Unocal Corporation....................         845
 29,100   USX-Marathon Group Inc. ..............         851
                                                  ----------
                                                       9,755
                                                  ----------
          OIL -- INTERNATIONAL -- 4.6%
 11,300   Anadarko Petroleum Corporation........         345
 10,500   Apache Corporation....................         453

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          OIL -- INTERNATIONAL -- (CONTINUED)
 61,700   Chevron Corporation...................  $    5,476
228,400   Exxon Corporation/++/.................      17,344
 73,600   Mobil Corporation.....................       7,415
201,700   Royal Dutch Petroleum Company.........      11,913
 50,400   Texaco Inc. ..........................       3,182
 23,700   Union Pacific Resources Group Inc. ...         381
                                                  ----------
                                                      46,509
                                                  ----------
          OIL AND GAS -- 0.3%
 66,400   Enron Corporation.....................       2,739
                                                  ----------
          OIL FIELD SERVICES & EQUIPMENT -- 0.6%
 30,800   Baker Hughes Inc. ....................         893
 41,400   Halliburton Company...................       1,697
  7,800   Rowan Companies Inc.++................         127
 51,500   Schlumberger Ltd. ....................       3,210
 22,600   Sempra Energy.........................         470
                                                  ----------
                                                       6,397
                                                  ----------
          OIL PRODUCTION -- 0.0%+
 14,600   Tosco Corporation.....................         369
                                                  ----------
          PHOTO AND OPTICAL -- 0.2%
 30,300   Eastman Kodak Company.................       2,286
  4,200   Polaroid Corporation..................         109
                                                  ----------
                                                       2,395
                                                  ----------
          PRINTING AND PUBLISHING -- 0.7%
  6,400   American Greetings Corporation, Class
            A...................................         165
  7,400   Deluxe Corporation....................         252
  8,500   Dow Jones & Company Inc. .............         454
 15,400   Dun & Bradstreet Corporation..........         460
 26,300   Gannett Company, Inc. ................       1,819
  6,700   Harcourt General Inc. ................         279
  3,200   Jostens Inc. .........................          61
  7,500   Knight-Ridder Inc. ...................         412
 18,600   McGraw-Hill Companies, Inc. ..........         900
  4,900   Meredith Corporation..................         178
 16,600   New York Times Company, Class A.......         623
 12,300   R.R. Donnelley & Sons Company.........         355
  6,800   Times Mirror Company, Class A.........         448
 22,200   Tribune Company.......................       1,103
                                                  ----------
                                                       7,509
                                                  ----------
          PROFESSIONAL SERVICES -- 0.2%
 23,700   Franklin Resources, Inc. .............         729
  9,100   H & R Block, Inc. ....................         395
 26,400   Interpublic Group Companies, Inc. ....       1,086
 25,500   Service Corporation International.....         269
                                                  ----------
                                                       2,479
                                                  ----------
          RECREATION -- 0.9%
  8,700   Brunswick Corporation.................         216
 57,600   Carnival Corporation..................       2,506
  3,200   Fleetwood Enterprises Inc. ...........          65
 12,000   Harrah's Entertainment Inc.++.........         333
 18,400   Hasbro, Inc. .........................         394
 39,200   Mattel, Inc. .........................         745
 18,700   Mirage Resorts, Inc.++................         263
193,700   Walt Disney Company...................       5,012
                                                  ----------
                                                       9,534
                                                  ----------

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          RESTAURANTS AND LODGING -- 0.9%
 72,200   Cendant Corporation++.................  $    1,282
 12,600   Darden Restaurants Inc. ..............         246
 24,300   Hilton Hotels Corporation.............         240
 23,400   Marriott International Inc., Class
            A...................................         765
127,700   McDonald's Corporation................       5,491
 14,400   Tricon Global Restaurants Inc.++......         590
 11,500   Wendy's International Inc. ...........         303
                                                  ----------
                                                       8,917
                                                  ----------
          RETAIL -- FOOD -- 0.7%
 39,600   Albertson's Inc. .....................       1,567
  3,500   Great Atlantic & Pacific Tea
            Company, Inc. ......................         106
 77,700   Kroger Company++......................       1,714
 46,700   Safeway, Inc.++.......................       1,778
 11,200   Supervalu Inc. .......................         244
 31,100   SYSCO Corporation.....................       1,090
 14,000   Winn-Dixie Stores Inc. ...............         416
                                                  ----------
                                                       6,915
                                                  ----------
          RETAIL -- GENERAL -- 2.8%
 10,300   Consolidated Stores Corporation++.....         227
 41,600   Dayton Hudson Corporation.............       2,499
 10,000   Dillards, Inc., Class A...............         203
 20,800   Dollar General Corporation............         642
 19,700   Federated Department Stores, Inc.++...         861
 24,700   J.C. Penney Company, Inc. ............         849
 46,500   K Mart Corporation++..................         543
 31,400   May Department Stores Company.........       1,144
 35,800   Sears, Roebuck and Company............       1,123
 23,400   Toys R Us, Inc.++.....................         351
418,600   Wal-Mart Stores, Inc. ................      19,910
                                                  ----------
                                                      28,352
                                                  ----------
          RETAIL -- SPECIALTY -- 2.5%
 19,200   Best Buy Company, Inc.++..............       1,192
 18,800   Circuit City Stores - Circuit City
            Group...............................         793
 36,700   CVS Corporation.......................       1,498
 80,800   Gap Inc. .............................       2,585
139,400   Home Depot Inc. ......................       9,565
 15,300   Kohls Corporation++...................       1,012
 20,100   Limited Inc. .........................         769
  3,600   Longs Drug Stores Corporation.........         108
 34,900   Lowe's Companies Inc. ................       1,701
 13,400   Nordstrom Inc. .......................         362
 35,100   Office Depot, Inc.++..................         358
  4,900   PEP Boys - Manny, Moe & Jack..........          73
 24,300   Rite Aid Corporation..................         336
 43,700   Staples Inc.++........................         953
 18,200   Tandy Corporation.....................         941
 30,300   TJX Companies Inc. ...................         850
 94,200   Walgreen Company......................       2,390
                                                  ----------
                                                      25,486
                                                  ----------
          SEMICONDUCTORS -- 3.1%
 13,800   Advanced Micro Devices++..............         237
312,200   Intel Corporation/++/.................      23,201
 23,500   Micron Technology Inc.++..............       1,564
 73,900   Texas Instruments Inc. ...............       6,078
                                                  ----------
                                                      31,080
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          STEEL -- 0.1%
 18,100   Allegheny Teledyne Inc. ..............  $      305
 12,300   Bethlehem Steel Corporation++.........          91
  8,200   Nucor Corporation.....................         391
  8,300   USX - U.S. Steel Group Inc. ..........         214
  8,600   Worthington Industries................         146
                                                  ----------
                                                       1,147
                                                  ----------
          TELECOMMUNICATIONS -- 3.7%
 12,300   ADC Telecommunications, Inc.++........         516
  7,800   Andrew Corporation++..................         136
 16,300   General Instruments Corporation++.....         784
 72,700   Global Crossing, Ltd. ................       1,927
285,900   Lucent Technologies, Inc. ............      18,547
 56,700   Motorola, Inc. .......................       4,990
 31,500   Nextel Communications Inc.++..........       2,136
 15,100   QUALCOMM Inc.++.......................       2,857
 41,300   Sprint Corporation (PCS Group)++......       3,079
 36,900   Tellabs, Inc.++.......................       2,101
                                                  ----------
                                                      37,073
                                                  ----------
          TOBACCO -- 0.8%
223,600   Philip Morris Companies Inc. .........       7,644
 16,600   UST Inc. .............................         501
                                                  ----------
                                                       8,145
                                                  ----------
          TRANSPORTATION -- 0.8%
 14,400   AMR Corporation++.....................         785
 44,200   Burlington Northern Santa Fe Inc. ....       1,215
 20,500   CSX Corporation.......................         869
 13,200   Delta Air Lines, Inc. ................         640
 28,100   FDX Corporation++.....................       1,089
 10,300   Kansas City Southern Industries.......         478
 35,700   Norfolk Southern Corporation..........         875
 47,450   Southwest Airlines Company............         721
 23,300   Union Pacific Corporation.............       1,119
  7,000   US Airways Group Inc.++...............         184
                                                  ----------
                                                       7,975
                                                  ----------
          TRUCKING AND SHIPPING -- 0.0%+
  6,700   Ryder System Inc. ....................         137
                                                  ----------
          UTILITIES -- NATURAL GAS -- 0.4%
 20,100   Coastal Corporation...................         823
  9,000   Consolidated Natural Gas Company......         561
  4,500   NICOR Inc. ...........................         167
  2,900   Oneok Inc. ...........................          88
  3,300   Peoples Energy Corporation............         116
 10,300   Sonat Inc. ...........................         409
 40,700   Williams Companies, Inc. .............       1,524
                                                  ----------
                                                       3,688
                                                  ----------
          UTILITIES -- TELEPHONE -- 7.6%
 28,800   ALLTEL Corporation....................       2,027
103,400   Ameritech Corporation.................       6,947
299,300   AT&T Corporation......................      13,021
146,100   Bell Atlantic Corporation.............       9,834
178,200   BellSouth Corporation.................       8,019
 13,100   CenturyTel, Inc. .....................         532
 91,500   GTE Corporation.......................       7,034
175,000   MCI Worldcom, Inc.++..................      12,578

                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------
          UTILITIES -- TELEPHONE -- (CONTINUED)
184,800   SBC Communications Inc. ..............  $    9,436
 81,400   Sprint Corporation (FON Group)........       4,416
 47,400   U.S. West Inc. .......................       2,705
                                                  ----------
                                                      76,549
                                                  ----------
          WASTE MANAGEMENT -- 0.1%
 16,700   Allied Waste Industries, Inc.++.......         195
 57,200   Waste Management Inc..................       1,101
                                                  ----------
                                                       1,296
                                                  ----------
          TOTAL COMMON STOCKS
            (Cost $575,048).....................     993,527
                                                  ----------
          RIGHTS -- 0.0%+
            (Cost $0)
      4   United States Surgical Rights(++).....           0
                                                  ----------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 3.7%
            (Cost $37,018)
 37,018   Nations Cash Reserves#..............       37,018
                                                 ----------
          TOTAL INVESTMENTS (Cost
            $612,066*).................  102.3%   1,030,545
                                                 ----------
          OTHER ASSETS AND LIABILITIES
            (NET)......................   (2.3)%
          Receivable for Fund shares sold.....   $    2,611
          Dividends receivable................        1,200
          Interest receivable.................           51
          Variation margin....................           35
          Prepaid expenses and other assets...           49
          Collateral on securities loaned.....      (23,452)
          Payable for Fund shares redeemed....         (434)
          Investment advisory fee payable.....          (42)
          Administration fee payable..........         (195)
          Shareholder servicing and
            distribution fees payable.........           (4)
          Due to custodian....................          (13)
          Payable for investment securities
            purchased.........................       (3,081)
          Accrued Trustees'/Directors' fees
            and expenses......................          (36)
          Accrued expenses and other
            liabilities.......................         (133)
                                                 ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).............................      (23,444)
                                                 ----------
          NET ASSETS...................  100.0%  $1,007,101
                                                 ==========
          NET ASSETS CONSIST OF:
          Undistributed net investment
            income............................   $      253
          Accumulated net realized gain on
            investments sold and futures
            contracts.........................        3,900
          Net unrealized appreciation of
            investments and futures
            contracts.........................      417,988
          Paid-in capital.....................      584,960
                                                 ----------
          NET ASSETS..........................   $1,007,101
                                                 ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                   VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($986,201,405 / 39,551,406 shares
            outstanding)......................       $24.93
                                                     ------
                                                     ------
          INVESTOR A SHARES:
          Net asset value, offering and
            redemption price per share
            ($20,899,608 / 842,317 shares
            outstanding)......................       $24.81
                                                     ------
                                                     ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $438,055 and gross depreciation of $19,576 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $612,066.

++   Non-income producing security.

/++/ A portion of the security is segregated as collateral for futures contracts.

 +   Amount represents less than 0.1%.

(++) Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $23,452.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Growth & Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 95.5%
            ADVERTISING AND MARKETING SERVICES -- 0.7%
  48,511    Young and Rubicam Inc. ................  $  2,134
                                                     --------
            BANKING -- 1.1%
  39,018    Northern Trust Corporation.............     3,258
                                                     --------
            BEVERAGES -- 3.2%
 101,450    Anheuser-Busch Companies, Inc. ........     7,108
  55,000    Beringer Wine Estates Holdings,
              Inc.++...............................     2,258
                                                     --------
                                                        9,366
                                                     --------
            COMPUTER RELATED -- 11.5%
 173,926    Dell Computer Corporation++............     7,273
 236,611    EMC Corporation++......................    16,904
  88,000    Fujitsu................................     2,744
  73,143    Sun Microsystems, Inc.++...............     6,802
                                                     --------
                                                       33,723
                                                     --------
            COMPUTER SOFTWARE -- 4.4%
 142,262    Microsoft Corporation++................    12,884
                                                     --------
            CONSTRUCTION -- 0.4%
  67,191    M.D.C. Holdings, Inc. .................     1,088
                                                     --------
            COSMETICS AND TOILETRIES -- 0.7%
  55,536    Estee Lauder Companies Inc. ...........     2,169
                                                     --------
            DRUGS -- 1.9%
 153,768    Pfizer Inc. ...........................     5,526
                                                     --------
            ELECTRICAL COMPONENTS -- 0.7%
 105,000    NEC Corporation........................     2,115
                                                     --------
            ELECTRONICS -- 3.0%
 150,000    Flextronics International Ltd.++.......     8,728
                                                     --------
            FINANCIAL SERVICES -- 7.1%
 303,584    Citigroup Inc. ........................    13,358
 121,890    Fannie Mae.............................     7,641
                                                     --------
                                                       20,999
                                                     --------
            INTERNET -- 1.7%
  49,119    America Online Inc.++..................     5,108
                                                     --------
            MANUFACTURING -- 2.8%
  69,452    General Electric Company...............     8,234
                                                     --------
            MEDIA -- 7.5%
 126,910    MediaOne Group, Inc.++.................     8,670
 181,902    Time Warner Inc. ......................    11,051
  33,213    UnitedGlobalCom Inc.++.................     2,379
                                                     --------
                                                       22,100
                                                     --------
            MEDICAL PRODUCTS AND SUPPLIES -- 6.5%
 139,640    Cardinal Health, Inc. .................     7,610
  64,327    Genentech, Inc.++......................     9,412
  70,769    Priority Healthcare Corporation++......     2,185
                                                     --------
                                                       19,207
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            NETWORKING EQUIPMENT AND PRODUCTS -- 4.1%
 127,012    Cisco Systems, Inc.++..................  $  8,708
  19,165    Juniper Networks, Inc.++...............     3,489
                                                     --------
                                                       12,197
                                                     --------
            OIL -- INTERNATIONAL -- 3.5%
  71,659    Anadarko Petroleum Corporation.........     2,190
 135,507    Royal Dutch Petroleum Company..........     8,003
                                                     --------
                                                       10,193
                                                     --------
            OIL FIELD SERVICES & EQUIPMENT -- 3.9%
  78,672    Halliburton Company....................     3,226
 130,729    Schlumberger Ltd. .....................     8,146
                                                     --------
                                                       11,372
                                                     --------
            PRINTING AND PUBLISHING -- 0.6%
  41,441    Houghton Mifflin Company...............     1,684
                                                     --------
            RENTAL AUTO AND EQUIPMENT -- 1.5%
 100,734    Hertz Corporation, Inc. ...............     4,432
                                                     --------
            RESTAURANTS AND LODGING -- 3.5%
  98,835    Four Seasons Hotels Inc. ..............     3,614
 156,406    McDonald's Corporation.................     6,725
                                                     --------
                                                       10,339
                                                     --------
            RETAIL -- GENERAL -- 3.1%
 193,712    Wal-Mart Stores, Inc. .................     9,213
                                                     --------
            RETAIL -- SPECIALTY -- 6.5%
  86,018    Best Buy Company, Inc.++...............     5,338
 134,265    Home Depot Inc. .......................     9,214
  78,346    Tiffany & Company......................     4,696
                                                     --------
                                                       19,248
                                                     --------
            SEMICONDUCTORS -- 1.3%
  47,382    Texas Instruments Inc. ................     3,897
                                                     --------
            TELECOMMUNICATIONS -- 11.6%
  32,872    JDS Uniphase Corporation++.............     3,741
 125,672    Lucent Technologies, Inc. .............     8,153
  95,000    QUALCOMM Inc.++........................    17,974
  56,210    Sprint Corporation (PCS Group)++.......     4,191
                                                     --------
                                                       34,059
                                                     --------
            TRANSPORTATION -- 2.7%
  52,025    Southwest Airlines Company.............       790
 107,789    UAL Corporation++......................     7,040
                                                     --------
                                                        7,830
                                                     --------
            TOTAL COMMON STOCKS
              (Cost $243,460)......................   281,103
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Growth & Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            CONVERTIBLE BONDS AND NOTES -- 0.9%
            (Cost $2,700)
            TELECOMMUNICATIONS -- 0.9%
 $ 2,700    Level 3 Communications, Inc.,
              6.000% 09/15/09......................  $  2,676
                                                     --------
            CORPORATE BONDS AND NOTES -- 0.2%
            (Cost $534)
            CONSTRUCTION -- 0.2%
     550    M.D.C. Holdings, Inc.,
              8.375% 02/01/08......................       501
                                                     --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 4.4%
            (Cost $13,000)
            FEDERAL HOME LOAN BANK (FHLB) -- 4.4%
  13,000    Discount note 10/01/99.................    12,998
                                                     --------


SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 8.1%
          (Cost $23,700)
 23,700   Nations Cash Reserves#...............     23,700
                                                  --------
          TOTAL INVESTMENTS
            (Cost $283,394*)............  109.1%   320,978
                                                  --------
          OTHER ASSETS AND LIABILITIES
            (NET).......................   (9.1)%
          Cash.................................   $  2,451
          Receivable for investment securities
            sold...............................     14,449
          Dividends receivable.................        101
          Interest receivable..................         13
          Collateral on securities loaned......    (23,637)
          Administration fee payable...........        (39)
          Shareholder servicing and
            distribution fees payable..........       (190)
          Payable for investment securities
            purchased..........................    (19,284)
          Accrued Trustees'/Directors' fees and
            expenses...........................         (6)
          Accrued expenses and other
            liabilities........................       (596)
                                                  --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..............................    (26,738)
                                                  --------
          NET ASSETS....................  100.0%  $294,240
                                                  ========


                                                   VALUE
----------------------------------------------------------
-------
          NET ASSETS CONSIST OF:
          Net investment loss..................   $   (958)
          Accumulated net realized loss on
            investments sold, written options
            and foreign currency and net other
            assets.............................     (3,998)
          Net unrealized appreciation of
            investments and foreign currency
            and net other assets...............     37,584
          Paid-in capital......................    261,612
                                                  --------
          NET ASSETS...........................   $294,240
                                                  ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($60,459,452 / 3,892,533 shares
            outstanding).......................     $15.53
                                                     -----
                                                     -----
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($69,017,908 / 4,437,716
            shares outstanding)................     $15.55
                                                     -----
                                                     -----
          Maximum sales charge.................      5.75%
          Maximum offering price per share.....     $16.50
          INVESTOR B SHARES:
          Net asset value and offering price
            per
            share+ ($153,324,822 / 9,963,131
            shares outstanding)................
                                                    $15.39
                                                     -----
                                                     -----
          INVESTOR C SHARES:
          Net asset value and offering price
            per
            share+ ($11,437,947 / 742,344
            shares outstanding)................
                                                    $15.41
                                                     -----
                                                     -----

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $44,872 and gross depreciation of $7,288 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $283,394.

++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $23,637.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Blue Chip Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                   VALUE
                                                   (000)
----------------------------------------------------------
          INVESTMENT COMPANIES -- 100.1%
          (Cost $686,015)
          Nations Master Investment Trust, Blue
            Chip Portfolio*....................   $858,215
                                                  --------
          TOTAL INVESTMENTS
            (Cost $686,015).............  100.1%   858,215
                                                  --------
          OTHER ASSETS AND LIABILITIES
            (NET).......................   (0.1)%
          Receivable for Fund shares sold......   $      3
          Prepaid expenses and other assets....        224
          Administration fee payable...........       (493)
          Shareholder servicing and
            distribution fees payable..........       (302)
          Distributions payable................       (187)
          Accrued Trustees'/Directors' fees
            and expenses.......................         (6)
          Accrued expenses and other
            liabilities........................       (247)
                                                  --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..............................     (1,008)
                                                  --------
          NET ASSETS....................  100.0%  $857,207
                                                  ========
          NET ASSETS CONSIST OF:
          Undistributed net investment
            income.............................   $    244
          Accumulated net realized gain on
            investments sold...................    119,257
          Net unrealized appreciation of
            investments........................    172,200
          Paid-in capital......................    565,506
                                                  --------
          NET ASSETS...........................   $857,207
                                                  ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($30,277,715 / 876,345 shares
            outstanding).......................     $34.55
                                                    ------
                                                    ------
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share
            ($358,743,380 / 10,388,441 shares
            outstanding).......................     $34.53
                                                    ------
                                                    ------
          Maximum sales charge.................      5.75%
          Maximum offering price per share.....     $36.64
          INVESTOR B SHARES:
          Net asset value and offering price
            per
            share+ ($36,926,982 / 1,077,061
            shares outstanding)................
                                                    $34.28
                                                    ------
                                                    ------
          INVESTOR C SHARES:
          Net asset value and offering price
            per
            share+ ($12,150,448 / 355,171
            shares outstanding)................
                                                    $34.21
                                                    ------
                                                    ------
          SEAFIRST SHARES:
          Net asset value, offering and
            redemption price per share
            ($419,108,091 / 13,771,489 shares
            outstanding).......................     $30.43
                                                    ------
                                                    ------

---------------

*The financial statements of the Blue Chip Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Blue Chip Fund's financial statement.
+The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Equity Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            COMMON STOCKS -- 99.0%
            BANKING -- 0.8%
  35,000    Northern Trust Corporation............  $  2,923
                                                    --------
            BEVERAGES -- 1.1%
  86,000    Coca-Cola Company.....................     4,133
                                                    --------
            CHEMICALS -- BASIC -- 1.6%
  95,000    E.I. duPont de Nemours and Company....     5,783
                                                    --------
            COMPUTER RELATED -- 8.4%
 159,000    Dell Computer Corporation++...........     6,648
  97,000    EMC Corporation++.....................     6,929
  94,000    International Business Machines
              Corporation.........................    11,410
  64,000    Sun Microsystems, Inc.++..............     5,952
                                                    --------
                                                      30,939
                                                    --------
            COMPUTER SOFTWARE -- 5.1%
 209,000    Microsoft Corporation++...............    18,928
                                                    --------
            CONGLOMERATE -- 2.9%
  85,000    AlliedSignal, Inc. ...................     5,095
  53,000    Tyco International Ltd. ..............     5,472
                                                    --------
                                                      10,567
                                                    --------
            CONTAINERS AND PACKAGING -- 1.2%
  87,000    Avery-Dennison Corporation............     4,589
                                                    --------
            COSMETICS AND TOILETRIES -- 1.4%
  30,000    Gillette Company......................     1,018
  45,000    Procter & Gamble Company..............     4,219
                                                    --------
                                                       5,237
                                                    --------
            DISTRIBUTION AND WHOLESALE -- 1.2%
  63,000    Costco Wholesale Corporation++........     4,536
                                                    --------
            DRUGS -- 9.7%
  70,000    Amgen Inc.++..........................     5,705
 134,000    Bristol-Myers Squibb Company..........     9,044
  89,000    Eli Lilly and Company.................     5,696
  79,000    Merck & Company, Inc. ................     5,120
 243,000    Pfizer Inc. ..........................     8,733
  43,000    Schering-Plough Corporation...........     1,876
                                                    --------
                                                      36,174
                                                    --------
            ELECTRIC POWER -- 1.1%
  68,000    AES Corporation++.....................     4,012
                                                    --------
            FINANCIAL SERVICES -- 8.7%
  60,000    Capital One Financial Corporation.....     2,340
 118,000    Charles Schwab Corporation............     3,975
 208,000    Citigroup Inc. .......................     9,151
 104,000    Freddie Mac...........................     5,408
  78,000    Merrill Lynch & Company Inc. .........     5,241
  37,000    Morgan Stanley Dean Witter &
              Company.............................     3,300
  36,000    Providian Financial Corporation.......     2,851
                                                    --------
                                                      32,266
                                                    --------
            INSURANCE -- 2.3%
  96,000    American International Group, Inc. ...     8,346
                                                    --------
            MACHINERY AND EQUIPMENT -- 2.5%
  60,000    Illinois Tool Works, Inc. ............     4,474
  86,000    Ingersoll-Rand Company................     4,724
                                                    --------
                                                       9,198
                                                    --------

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            MANUFACTURING -- 4.3%
 133,000    General Electric Company..............  $ 15,769
                                                    --------
            MEDIA -- 1.7%
 104,000    Time Warner Inc. .....................     6,318
                                                    --------
            MEDICAL PRODUCTS AND SUPPLIES -- 4.5%
 111,000    Abbott Laboratories...................     4,079
 104,000    Guidant Corporation...................     5,577
  74,000    Johnson & Johnson.....................     6,799
                                                    --------
                                                      16,455
                                                    --------
            NETWORKING EQUIPMENT AND PRODUCTS -- 3.3%
 176,000    Cisco Systems, Inc.++.................    12,067
                                                    --------
            OIL -- INTERNATIONAL -- 2.7%
  38,000    BP Amoco plc, ADR.....................     4,211
  78,000    Exxon Corporation.....................     5,923
                                                    --------
                                                      10,134
                                                    --------
            PRINTING AND PUBLISHING -- 0.7%
  54,000    McGraw-Hill Companies, Inc. ..........     2,612
                                                    --------
            PROFESSIONAL SERVICES -- 0.9%
  80,000    Interpublic Group Companies, Inc. ....     3,290
                                                    --------
            RECREATION -- 1.0%
  81,000    Carnival Corporation..................     3,524
                                                    --------
            RESTAURANTS AND LODGING -- 1.0%
 113,000    Marriott International Inc., Class
              A...................................     3,694
                                                    --------
            RETAIL -- FOOD -- 1.1%
 107,000    Safeway, Inc.++.......................     4,073
                                                    --------
            RETAIL -- GENERAL -- 3.2%
 248,000    Wal-Mart Stores, Inc. ................    11,796
                                                    --------
            RETAIL -- SPECIALTY -- 5.0%
 151,000    Gap Inc. .............................     4,832
  91,000    Home Depot Inc. ......................     6,245
  51,000    Lowe's Companies Inc. ................     2,486
 191,000    Walgreen Company......................     4,847
                                                    --------
                                                      18,410
                                                    --------
            SEMICONDUCTORS -- 5.1%
 172,000    Intel Corporation.....................    12,781
  60,000    Linear Technology Corporation.........     3,527
  37,000    Xilinx, Inc.++........................     2,425
                                                    --------
                                                      18,733
                                                    --------
            TELECOMMUNICATIONS -- 7.3%
 173,000    Lucent Technologies, Inc. ............    11,223
  70,000    Nextel Communications Inc.++..........     4,747
  38,000    Nokia Corporation, Class A, ADR.......     3,413
  19,000    QUALCOMM Inc.++.......................     3,595
  87,000    Western Wireless Corporation++........     3,901
                                                    --------
                                                      26,879
                                                    --------
            TOBACCO -- 0.7%
  75,000    Philip Morris Companies Inc. .........     2,564
                                                    --------
            TRANSPORTATION -- 1.0%
  92,000    FDX Corporation++.....................     3,565
                                                    --------
            UTILITIES -- NATURAL GAS -- 1.3%
 116,000    Coastal Corporation...................     4,749
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Equity Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            UTILITIES -- TELEPHONE -- 6.2%
 147,000    AT&T Corporation......................  $  6,395
  56,000    BellSouth Corporation.................     2,520
 115,000    MCI Worldcom, Inc.++..................     8,265
 108,000    Sprint Corporation (FON Group)........     5,859
                                                    --------
                                                      23,039
                                                    --------
            TOTAL COMMON STOCKS
              (Cost $300,987).....................   365,302
                                                    --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 4.7%
            (Cost $17,418)
  17,418    Nations Cash Reserves#...............     17,418
                                                    --------
            TOTAL INVESTMENTS
              (Cost $318,405*)..........    103.7%   382,720
                                                    --------
            OTHER ASSETS AND
              LIABILITIES (NET).........     (3.7)%
            Cash.................................   $      1
            Receivable for Fund shares sold......      1,527
            Dividends receivable.................        255
            Interest receivable..................         51
            Prepaid expenses.....................          9
            Payable for Fund shares redeemed.....        (75)
            Investment advisory fee payable......       (197)
            Administration fee payable...........        (70)
            Payable for investment securities
              purchased..........................    (15,126)
            Accrued Trustees'/Directors' fees
              and expenses.......................         (7)
            Accrued expenses and other
              liabilities........................        (48)
                                                    --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..................    (13,680)
                                                    --------
            NET ASSETS..................    100.0%  $369,040
                                                    ========

                                                     VALUE
                                                     (000)
------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Net investment loss..................   $   (113)
            Accumulated net realized gain on
              investments sold...................      2,079
            Net unrealized appreciation of
              investments........................     64,315
            Paid-in capital......................    302,759
                                                    --------
            NET ASSETS...........................   $369,040
                                                    ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($368,301,742 / 27,180,898 shares
              outstanding).......................     $13.55
                                                       -----
                                                       -----
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($307,317 / 22,710 shares
              outstanding).......................     $13.53
                                                       -----
                                                       -----
            Maximum sales charge.................      5.75%
            Maximum offering price per share.....     $14.36
            INVESTOR B SHARES:
            Net asset value and offering price
              per
              share+ ($92,632 / 6,851 shares
              outstanding).......................     $13.52
                                                       -----
                                                       -----
            INVESTOR C SHARES:
            Net asset value and offering price
              per share+ ($337,947 / 24,974
              shares outstanding)................     $13.53
                                                       -----
                                                       -----

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $71,506 and gross depreciation of $7,191 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $318,405.

++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          COMMON STOCKS -- 99.3%
          APPAREL AND TEXTILES -- 1.5%
211,910   Nike, Inc., Class B....................  $ 12,052
                                                   --------
          BANKING -- 0.9%
 96,445   Chase Manhattan Corporation............     7,270
                                                   --------
          BEVERAGES -- 1.6%
435,915   PepsiCo, Inc. .........................    13,186
                                                   --------
          COMPUTER RELATED -- 9.6%
364,490   Dell Computer Corporation++............    15,240
307,320   EMC Corporation++......................    21,954
132,835   International Business Machines
            Corporation..........................    16,123
273,445   Sun Microsystems, Inc.++...............    25,430
                                                   --------
                                                     78,747
                                                   --------
          COMPUTER SERVICES -- 0.7%
193,750   Equifax Inc. ..........................     5,449
                                                   --------
          COMPUTER SOFTWARE -- 7.6%
659,280   Compuware Corporation++................    17,182
375,340   Microsoft Corporation++................    33,992
225,440   Oracle Systems Corporation++...........    10,258
                                                   --------
                                                     61,432
                                                   --------
          CONGLOMERATE -- 5.4%
274,335   Tyco International Ltd. ...............    28,325
257,675   United Technologies Corporation........    15,283
                                                   --------
                                                     43,608
                                                   --------
          DRUGS -- 11.2%
254,255   American Home Products Corporation.....    10,552
222,970   Bristol-Myers Squibb Company...........    15,050
506,800   Elan Corporation ADR++.................    17,008
163,650   Merck & Company, Inc. .................    10,607
290,780   Pfizer Inc. ...........................    10,450
258,995   Schering-Plough Corporation............    11,299
248,015   Warner-Lambert Company.................    16,462
                                                   --------
                                                     91,428
                                                   --------
          FINANCIAL SERVICES -- 6.5%
396,475   Capital One Financial Corporation......    15,463
216,110   Fannie Mae.............................    13,547
225,045   Household International Inc. ..........     9,030
654,320   MBNA Corporation.......................    14,927
                                                   --------
                                                     52,967
                                                   --------
          HOUSEHOLD PRODUCTS -- 1.1%
226,890   Clorox Company.........................     8,679
                                                   --------
          INSURANCE -- 2.9%
132,002   American International Group, Inc. ....    11,476
407,365   UnumProvident Corporation..............    11,992
                                                   --------
                                                     23,468
                                                   --------
          INTERNET -- 2.3%
177,090   America Online Inc.++..................    18,417
                                                   --------
          MANUFACTURING -- 4.0%
271,940   General Electric Company...............    32,242
                                                   --------

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          MEDIA -- 3.9%
211,675   AMFM Inc.++............................  $ 12,886
219,800   CBS Corporation++......................    10,166
143,260   Time Warner Inc. ......................     8,703
                                                   --------
                                                     31,755
                                                   --------
          MEDICAL PRODUCTS AND SUPPLIES -- 4.1%
148,365   Baxter International Inc...............     8,939
208,580   Guidant Corporation....................    11,185
370,350   Medtronic, Inc. .......................    13,148
                                                   --------
                                                     33,272
                                                   --------
          MEDICAL SERVICES -- 1.1%
187,045   United Healthcare Corporation..........     9,107
                                                   --------
          NETWORKING EQUIPMENT AND PRODUCTS -- 5.7%
452,640   Cisco Systems, Inc.++..................    31,034
295,815   Nortel Networks Corporation............    15,087
                                                   --------
                                                     46,121
                                                   --------
          OFFICE EQUIPMENT -- 0.7%
142,435   Xerox Corporation......................     5,973
                                                   --------
          OIL FIELD SERVICES & EQUIPMENT -- 1.6%
174,795   Halliburton Company....................     7,167
 91,570   Schlumberger Ltd. .....................     5,706
                                                   --------
                                                     12,873
                                                   --------
          RETAIL -- FOOD -- 1.1%
234,165   Safeway, Inc.++........................     8,913
                                                   --------
          RETAIL -- GENERAL -- 1.8%
237,350   Dayton Hudson Corporation..............    14,256
                                                   --------
          RETAIL -- SPECIALTY -- 8.3%
117,435   Best Buy Company, Inc.++...............     7,288
413,970   Circuit City Stores - Circuit City
            Group................................    17,465
214,140   CVS Corporation........................     8,740
127,570   Home Depot Inc. .......................     8,754
233,605   Lowe's Companies Inc. .................    11,388
480,505   TJX Companies Inc. ....................    13,484
                                                   --------
                                                     67,119
                                                   --------
          SEMICONDUCTORS -- 3.1%
341,425   Intel Corporation......................    25,372
                                                   --------
          TELECOMMUNICATIONS -- 9.2%
187,095   General Instruments Corporation++......     9,004
379,337   Lucent Technologies, Inc. .............    24,609
141,100   Nokia Corporation, Class A, ADR........    12,673
229,205   Tellabs, Inc.++........................    13,050
 66,400   Vodafone AirTouch Plc..................    15,787
                                                   --------
                                                     75,123
                                                   --------
          UTILITIES -- TELEPHONE -- 3.4%
388,125   MCI Worldcom, Inc.++...................    27,896
                                                   --------
          TOTAL COMMON STOCKS
            (Cost $486,431)......................   806,725
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

SHARES                                             VALUE
 (000)                                             (000)
----------------------------------------------------------
          INVESTMENT COMPANIES -- 5.8%
            (Cost $47,000)
 47,000   Nations Cash Reserves#..............    $ 47,000
                                                  --------
          TOTAL INVESTMENTS
            (Cost $533,431*)...........  105.1%    853,725
                                                  --------
          OTHER ASSETS AND LIABILITIES
            (NET)......................   (5.1)%
          Receivable for investment securities
            sold..............................    $  2,787
          Receivable for Fund shares sold.....         202
          Dividends receivable................         465
          Interest receivable.................          28
          Prepaid expenses....................           8
          Collateral on securities loaned.....     (40,849)
          Payable for Fund shares redeemed....      (3,156)
          Investment advisory fee payable.....        (445)
          Administration fee payable..........        (158)
          Shareholder servicing and
            distribution
            fees payable......................
                                                      (187)
          Distributions payable...............        (119)
          Accrued Trustees'/Directors' fees
            and expenses......................         (47)
          Accrued expenses and other
            liabilities.......................        (111)
                                                  --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET).................     (41,582)
                                                  --------
          NET ASSETS...................  100.0%   $812,143
                                                  ========
          NET ASSETS CONSIST OF:
          Net investment loss.................    $ (1,904)
          Accumulated net realized gain on
            investments sold..................      54,333
          Net unrealized appreciation of
            investments.......................     320,294
          Paid-in capital.....................     439,420
                                                  --------
          NET ASSETS..........................    $812,143
                                                  ========

                                                   VALUE
----------------------------------------------------------
----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($695,169,520 / 57,678,389 shares
            outstanding)......................      $12.05
                                                     -----
                                                     -----
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($49,071,726 / 4,105,495
            shares outstanding)...............      $11.95
                                                     -----
                                                     -----
          Maximum sales charge................       5.75%
          Maximum offering price per share....      $12.68
          INVESTOR B SHARES:
          Net asset value and offering price
            per
            share+ ($63,863,747 / 5,636,803
            shares outstanding)...............
                                                    $11.33
                                                     -----
                                                     -----
          INVESTOR C SHARES:
          Net asset value and offering price
            per
            share+ ($4,038,238 / 353,522
            shares outstanding)...............
                                                    $11.42
                                                     -----
                                                     -----

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $332,546 and gross depreciation of $12,252 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $533,431.

++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $40,849.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Disciplined Equity Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          COMMON STOCKS -- 98.2%
          AEROSPACE AND DEFENSE -- 3.8%
148,275   General Dynamics Corporation...........  $  9,258
153,575   Northrop Grumman Corporation...........     9,762
                                                   --------
                                                     19,020
                                                   --------
          APPAREL AND TEXTILES -- 1.3%
410,400   Shaw Industries, Inc.++................     6,515
                                                   --------
          AUTOMOBILES AND TRUCKS -- 1.8%
176,250   Ford Motor Company.....................     8,846
                                                   --------
          BANKING -- 1.9%
128,625   Chase Manhattan Corporation............     9,695
                                                   --------
          BEVERAGES -- 1.9%
137,675   Anheuser-Busch Companies, Inc. ........     9,646
                                                   --------
          COMPUTER RELATED -- 3.1%
394,150   Adaptec, Inc.++........................    15,643
                                                   --------
          COMPUTER SERVICES -- 2.0%
145,250   Computer Sciences Corporation++........    10,213
                                                   --------
          COMPUTER SOFTWARE -- 5.0%
415,325   Compuware Corporation++................    10,824
155,850   Microsoft Corporation++................    14,115
                                                   --------
                                                     24,939
                                                   --------
          CONGLOMERATE -- 2.0%
165,600   United Technologies Corporation........     9,822
                                                   --------
          CONSTRUCTION -- 3.2%
354,050   Sherwin-Williams Company...............     7,413
183,825   USG Corporation........................     8,732
                                                   --------
                                                     16,145
                                                   --------
          COSMETICS AND TOILETRIES -- 1.8%
175,500   Kimberly-Clark Corporation.............     9,214
                                                   --------
          ELECTRIC POWER -- 3.4%
225,075   DTE Energy Company.....................     8,131
234,900   PECO Energy Company....................     8,809
                                                   --------
                                                     16,940
                                                   --------
          FINANCIAL SERVICES -- 6.4%
136,175   AXA Financial, Inc. ...................     7,600
242,450   Greenpoint Financial Corporation.......     6,440
124,825   Morgan Stanley Dean Witter & Company...    11,133
205,375   Paine Webber Group, Inc. ..............     7,445
                                                   --------
                                                     32,618
                                                   --------
          FOREST AND PAPER PRODUCTS -- 3.5%
252,675   Georgia-Pacific Corporation............    10,233
144,950   Louisiana Pacific Corporation..........     2,265
 85,400   Weyerhaeuser Company...................     4,921
                                                   --------
                                                     17,419
                                                   --------
          HOUSEHOLD PRODUCTS -- 2.9%
285,975   Premark International, Inc. ...........    14,442
                                                   --------
          INSURANCE -- 4.9%
195,575   Allstate Corporation...................     4,877
119,612   American International Group, Inc. ....    10,399
200,850   MGIC Investment Corporation............     9,591
                                                   --------
                                                     24,867
                                                   --------

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          MACHINERY AND EQUIPMENT -- 3.9%
195,200   Cummins Engine Company, Inc. ..........  $  9,723
178,150   Ingersoll-Rand Company.................     9,788
                                                   --------
                                                     19,511
                                                   --------
          MEDICAL PRODUCTS AND SUPPLIES -- 5.7%
152,825   Allergan, Inc. ........................    16,811
217,500   Guidant Corporation....................    11,663
                                                   --------
                                                     28,474
                                                   --------
          MEDICAL SERVICES -- 3.8%
481,125   Columbia/HCA Healthcare Corporation....    10,194
183,075   United Healthcare Corporation..........     8,913
                                                   --------
                                                     19,107
                                                   --------
          OFFICE EQUIPMENT -- 3.8%
234,525   Lexmark International Group, Inc.,
            Class A++............................    18,879
                                                   --------
          OIL -- DOMESTIC -- 7.2%
169,475   Amerada Hess Corporation...............    10,380
197,825   Ashland Inc. ..........................     6,652
167,000   Columbia Energy Group..................     9,248
357,075   USX-Marathon Group Inc. ...............    10,443
                                                   --------
                                                     36,723
                                                   --------
          PRINTING AND PUBLISHING -- 1.8%
168,700   Knight-Ridder Inc. ....................     9,257
                                                   --------
          RETAIL -- FOOD -- 1.9%
430,075   Supervalu Inc. ........................     9,381
                                                   --------
          RETAIL -- GENERAL -- 1.5%
173,250   Federated Department Stores, Inc.++....     7,569
                                                   --------
          RETAIL -- SPECIALTY -- 4.7%
207,300   Best Buy Company, Inc.++...............    12,866
380,150   TJX Companies Inc. ....................    10,668
                                                   --------
                                                     23,534
                                                   --------
          SEMICONDUCTORS -- 2.6%
302,600   Altera Corporation++...................    13,125
                                                   --------
          TELECOMMUNICATIONS -- 2.7%
208,425   Lucent Technologies, Inc. .............    13,522
                                                   --------
          UTILITIES -- NATURAL GAS -- 2.3%
285,975   Coastal Corporation....................    11,707
                                                   --------
          UTILITIES -- TELEPHONE -- 7.4%
168,775   Ameritech Corporation..................    11,339
118,050   AT&T Corporation.......................     5,135
226,575   BellSouth Corporation..................    10,196
274,625   CenturyTel, Inc. ......................    11,156
                                                   --------
                                                     37,826
                                                   --------
          TOTAL COMMON STOCKS
            (Cost $408,617)......................   494,599
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Disciplined Equity Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

SHARES                                              VALUE
 (000)                                              (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 5.2%
            (Cost $25,964)
 25,964   Nations Cash Reserves#................   $ 25,964
                                                   --------
          TOTAL INVESTMENTS
            (Cost $434,581*).............  103.4%   520,563
                                                   --------
          OTHER ASSETS AND
            LIABILITIES (NET)............   (3.4)%
          Receivable for investment securities
            sold................................   $    479
          Receivable for Fund shares sold.......        581
          Dividends receivable..................        375
          Interest receivable...................         25
          Prepaid expenses......................         21
          Collateral on securities loaned.......    (16,006)
          Payable for Fund shares redeemed......     (1,888)
          Investment advisory fee payable.......       (279)
          Administration fee payable............        (99)
          Shareholder servicing and distribution
            fees payable........................       (173)
          Distributions payable.................        (26)
          Accrued Trustees'/Directors' fees and
            expenses............................        (18)
          Accrued expenses and other
            liabilities.........................       (144)
                                                   --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...................    (17,152)
                                                   --------
          NET ASSETS.....................  100.0%  $503,411
                                                   ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $     15
          Accumulated net realized gain on
            investments sold....................     55,262
          Net unrealized appreciation of
            investments.........................     85,982
          Paid-in capital.......................    362,152
                                                   --------
          NET ASSETS............................   $503,411
                                                   ========

                                                    VALUE
-----------------------------------------------------------
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($391,685,726 / 17,926,181 shares
            outstanding)........................     $21.85
                                                     ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($59,620,696 / 2,748,084
            shares outstanding).................     $21.70
                                                     ======
          Maximum sales charge..................      5.75%
          Maximum offering price per share......     $23.02
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($50,367,814 / 2,412,789
            shares
            outstanding)........................
                                                     $20.88
                                                     ======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($1,736,394 / 81,700 shares
            outstanding)........................     $21.25
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $114,872 and gross depreciation of $28,890 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $434,581.

++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $16,006.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Focused Equities Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
--------------------------------------------------------------
            COMMON STOCKS -- 95.6%
            BEVERAGES -- 2.9%
  444,433   Anheuser-Busch Companies, Inc. .......  $   31,138
                                                    ----------
            COMPUTER RELATED -- 17.8%
  637,814   Dell Computer Corporation++...........      26,669
1,362,960   EMC Corporation++.....................      97,366
  318,000   Fujitsu...............................       9,916
  567,340   Sun Microsystems, Inc.++..............      52,763
                                                    ----------
                                                       186,714
                                                    ----------
            COMPUTER SOFTWARE -- 4.5%
  521,641   Microsoft Corporation++...............      47,241
                                                    ----------
            DRUGS -- 2.6%
  776,670   Pfizer Inc. ..........................      27,912
                                                    ----------
            ELECTRICAL COMPONENTS -- 0.7%
  379,000   NEC Corporation.......................       7,636
                                                    ----------
            FINANCIAL SERVICES -- 8.3%
1,379,046   Citigroup Inc. .......................      60,678
  431,621   Fannie Mae............................      27,057
                                                    ----------
                                                        87,735
                                                    ----------
            INTERNET -- 1.7%
  175,990   America Online Inc.++.................      18,303
                                                    ----------
            MANUFACTURING -- 2.8%
  249,148   General Electric Company..............      29,540
                                                    ----------
            MEDIA -- 8.3%
  225,000   Clear Channel Communications,
              Inc.++..............................      17,972
  462,755   MediaOne Group, Inc.++................      31,612
  634,134   Time Warner Inc. .....................      38,523
                                                    ----------
                                                        88,107
                                                    ----------
            MEDICAL PRODUCTS AND SUPPLIES -- 6.3%
  503,031   Cardinal Health, Inc. ................      27,415
  270,943   Genentech, Inc.++.....................      39,643
                                                    ----------
                                                        67,058
                                                    ----------
            NETWORKING EQUIPMENT AND PRODUCTS -- 3.0%
  456,851   Cisco Systems, Inc.++.................      31,323
                                                    ----------
            OIL -- DOMESTIC -- 1.4%
  170,504   Atlantic Richfield Company............      15,111
                                                    ----------
            OIL -- INTERNATIONAL -- 2.7%
  486,911   Royal Dutch Petroleum Company.........      28,758
                                                    ----------
            OIL FIELD SERVICES & EQUIPMENT -- 3.8%
  279,775   Halliburton Company...................      11,471
  459,886   Schlumberger Ltd. ....................      28,656
                                                    ----------
                                                        40,127
                                                    ----------
            RECREATION -- 0.6%
  142,075   Carnival Corporation..................       6,180
                                                    ----------
            RENTAL AUTO AND EQUIPMENT -- 1.4%
  336,116   Hertz Corporation, Inc. ..............      14,789
                                                    ----------
            RESTAURANTS AND LODGING -- 2.1%
  515,589   McDonald's Corporation................      22,170
                                                    ----------
            RETAIL -- GENERAL -- 3.1%
  693,469   Wal-Mart Stores, Inc. ................      32,983
                                                    ----------

                                                      VALUE
 SHARES                                               (000)
--------------------------------------------------------------
            RETAIL -- SPECIALTY -- 4.9%
  215,561   Best Buy Company, Inc.++..............  $   13,378
  566,027   Home Depot Inc. ......................      38,844
                                                    ----------
                                                        52,222
                                                    ----------
            SEMICONDUCTORS -- 1.3%
  169,937   Texas Instruments Inc. ...............      13,977
                                                    ----------
            TELECOMMUNICATIONS -- 11.9%
  837,234   Lucent Technologies, Inc. ............      54,316
  341,498   QUALCOMM Inc.++.......................      64,606
   25,740   Vodafone AirTouch Plc.................       6,120
                                                    ----------
                                                       125,042
                                                    ----------
            TRANSPORTATION -- 3.5%
  186,956   Southwest Airlines Company............       2,839
  521,442   UAL Corporation++.....................      34,057
                                                    ----------
                                                        36,896
                                                    ----------
            TOTAL COMMON STOCKS
              (Cost $883,932).....................   1,010,962
                                                    ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS -- 6.1%
              (Cost $64,100)
            FEDERAL HOME LOAN BANK (FHLB) -- 6.1%
$  64,100   Discount note 10/01/99................      64,091
                                                    ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 4.5%
              (Cost $47,140)
   47,140   Nations Cash Reserves#..............       47,140
                                                   ----------
            TOTAL INVESTMENTS
              (Cost $995,172*)...........  106.2%   1,122,193
                                                   ----------
            OTHER ASSETS AND
              LIABILITIES (NET)..........   (6.2)%
            Cash................................   $    6,545
            Receivable for investment securities
              sold..............................       77,666
            Dividends receivable................          289
            Prepaid expenses....................          463
            Collateral on securities loaned.....      (47,034)
            Investment advisory fee payable.....         (643)
            Administration fee payable..........         (153)
            Shareholder servicing and
              distribution fees payable.........       (2,947)
            Payable for investment securities
              purchased.........................      (99,472)
            Accrued Trustees'/Directors' fees
              and expenses......................          (11)
                                                   ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).................      (65,297)
                                                   ----------
            NET ASSETS...................  100.0%  $1,056,896
                                                   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Focused Equities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
                                                     (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Net investment loss.................   $   (3,404)
            Accumulated net realized loss on
              investments sold, written options
              and foreign currency and net other
              assets............................      (16,062)
            Net unrealized appreciation of
              investments and foreign currency
              and net other assets..............      127,024
            Paid-in capital.....................      949,338
                                                   ----------
            NET ASSETS..........................   $1,056,896
                                                   ==========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($157,548,047 / 9,249,150 shares
              outstanding)......................       $17.03
                                                       ------
                                                       ------
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share
              ($333,597,635 / 19,586,415 shares
              outstanding)......................       $17.03
                                                       ------
                                                       ------
            Maximum sales charge................        5.75%
            Maximum offering price per share....       $18.07
            INVESTOR B SHARES:
            Net asset value and offering price
              per
              share+ ($502,436,664 / 29,774,059
              shares outstanding)...............       $16.87
                                                       ------
                                                       ------
            INVESTOR C SHARES:
            Net asset value and offering price
              per
              share+ ($63,313,432 / 3,740,429
              shares
              outstanding)......................
                                                       $16.93
                                                       ------
                                                       ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $151,695 and gross depreciation of $24,674 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $995,172.

++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $47,034.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          COMMON STOCKS -- 98.1%
          ADVERTISING AND MARKETING SERVICES -- 2.8%
125,000   Lamar Advertising Company++............  $  6,188
                                                   --------
          APPAREL AND TEXTILES -- 7.9%
155,000   Jones Apparel Group, Inc.++............     4,456
 81,400   Land's End, Inc.++.....................     5,372
120,000   The Men's Wearhouse Inc.++.............     2,580
185,000   Tommy Hilfiger Corporation++...........     5,215
                                                   --------
                                                     17,623
                                                   --------
          AUTOMOBILE PARTS MANUFACTURERS -- 1.7%
135,000   Superior Industries International......     3,780
                                                   --------
          BANKING -- 4.4%
110,000   City National Corporation..............     3,692
 40,000   Northern Trust Corporation.............     3,340
 80,000   SouthTrust Corporation.................     2,870
                                                   --------
                                                      9,902
                                                   --------
          BROADCASTING -- 2.9%
 80,000   Univision Communications, Inc.++.......     6,510
                                                   --------
          COMMERCIAL SERVICES -- 2.1%
350,000   Modis Professional Services, Inc.++....     4,638
                                                   --------
          COMPUTER RELATED -- 3.2%
 75,000   Comverse Technology Inc.++.............     7,073
                                                   --------
          COMPUTER SOFTWARE -- 10.7%
 75,000   BMC Software, Inc.++...................     5,367
 72,600   Check Point Software Technologies++....     6,130
 95,000   Citrix Systems, Inc.++.................     5,884
115,000   Compuware Corporation++................     2,997
  5,000   Internap Network Services
            Corporation++........................       223
  5,000   NetZero, Inc.++........................       130
125,000   Sungard Data Systems, Inc.++...........     3,289
                                                   --------
                                                     24,020
                                                   --------
          CONGLOMERATE -- 1.0%
 36,270   United Technologies Corporation........     2,151
                                                   --------
          DRUGS -- 6.1%
 60,000   Biogen, Inc.++.........................     4,729
 63,000   Centocor, Inc.++.......................     3,689
175,000   Mylan Laboratories, Inc. ..............     3,216
 67,600   Watson Pharmaceutical, Inc.++..........     2,066
                                                   --------
                                                     13,700
                                                   --------
          EDUCATION -- 0.9%
 98,300   ITT Educational Services, Inc.++.......     1,917
                                                   --------
          ELECTRIC POWER -- 3.7%
 90,000   AES Corporation++......................     5,310
 90,000   CMS Energy Corporation.................     3,054
                                                   --------
                                                      8,364
                                                   --------
          ELECTRICAL COMPONENTS -- 2.0%
 70,000   Maxim Integrated Products++............     4,417
                                                   --------
          ELECTRONICS -- 1.6%
 50,000   Solectron Corporation++................     3,591
                                                   --------
          ENTERTAINMENT -- 1.4%
100,000   SFX Entertainment, Inc. ...............     3,050
                                                   --------

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          FINANCIAL SERVICES -- 4.9%
 50,000   Donaldson, Lufkin & Jenrette, Inc.++...  $    756
119,998   Legg Mason Inc. .......................     4,597
251,500   Waddell & Reed Financial, Inc. ........     5,581
                                                   --------
                                                     10,934
                                                   --------
          INSURANCE -- 2.6%
 50,000   Aflac, Inc. ...........................     2,094
145,500   Reinsurance Group of America, Inc. ....     3,737
                                                   --------
                                                      5,831
                                                   --------
          MEDIA -- 3.5%
275,000   Metro-Goldwyn-Mayer, Inc.++............     4,813
  6,000   Washington Post Company................     3,060
                                                   --------
                                                      7,873
                                                   --------
          MEDICAL PRODUCTS AND SUPPLIES -- 1.1%
 49,600   Stryker Corporation++..................     2,536
                                                   --------
          MEDICAL SERVICES -- 2.3%
372,500   Health Management Associates, Inc.,
            Class A++............................     2,747
145,000   Manor Care, Inc.++.....................     2,492
                                                   --------
                                                      5,239
                                                   --------
          MISCELLANEOUS -- 0.7%
 78,200   Convergys Corporation++................     1,549
                                                   --------
          OIL FIELD SERVICES & EQUIPMENT -- 2.5%
115,000   BJ Services Company++..................     3,658
 50,000   Smith International, Inc.++............     2,025
                                                   --------
                                                      5,683
                                                   --------
          PRINTING AND PUBLISHING -- 0.9%
100,000   A.H. Belo Corporation..................     1,913
                                                   --------
          RECREATION -- 1.4%
 60,000   International Speedway Corporation.....     3,154
                                                   --------
          RESTAURANTS AND LODGING -- 1.6%
107,855   Promus Hotel Corporation++.............     3,512
                                                   --------
          RETAIL -- SPECIALTY -- 3.5%
148,000   Bed Bath & Beyond, Inc.++..............     5,171
121,500   Staples Inc.++.........................     2,650
                                                   --------
                                                      7,821
                                                   --------
          SEMICONDUCTORS -- 9.3%
125,000   Altera Corporation++...................     5,422
 80,000   Linear Technology Corporation..........     4,703
 55,000   Vitesse Semiconductor Corporation++....     4,696
 90,000   Xilinx, Inc.++.........................     5,897
                                                   --------
                                                     20,718
                                                   --------
          TECHNOLOGY -- 0.6%
  2,500   Engage Technologies, Inc.++............        94
 40,000   Symbol Technologies, Inc. .............     1,345
                                                   --------
                                                      1,439
                                                   --------
          TELECOMMUNICATIONS -- 6.8%
115,000   ADC Telecommunications, Inc.++.........     4,822
190,000   ECI Telecom Limited....................     4,691
 40,000   JDS Uniphase Corporation++.............     4,553
 50,000   Time Warner Telecom, Inc.++............     1,044
                                                   --------
                                                     15,110
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          TRANSPORTATION -- 1.4%
187,500   Comair Holdings, Inc. .................  $  3,129
                                                   --------
          UTILITIES -- TELEPHONE -- 2.6%
 67,400   CenturyTel, Inc. ......................     2,738
 78,200   Cincinnati Bell, Inc. .................     1,520
 26,000   NorthPoint Communications Group,
            Inc.++...............................       481
 30,300   Rhythms NetConnections Inc.++..........     1,045
                                                   --------
                                                      5,784
                                                   --------
          TOTAL COMMON STOCKS
            (Cost $146,486)......................   219,149
                                                   --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 24.3%
            (Cost $54,394)
 54,394   Nations Cash Reserves#...............     54,394
                                                  --------
          TOTAL INVESTMENTS
            (Cost $200,880*)............  122.4%   273,543
                                                  --------
          OTHER ASSETS AND
            LIABILITIES (NET)...........  (22.4)%
          Receivable for investment
            securities sold....................   $  4,914
          Receivable for fund shares sold......         20
          Dividends receivable.................         39
          Interest receivable..................         13
          Prepaid expenses and other assets....        104
          Collateral on securities loaned......    (52,188)
          Payable for fund shares redeemed.....     (2,343)
          Investment advisory fee payable......       (124)
          Administration fee payable...........        (44)
          Shareholder servicing and
            distribution fees payable..........        (49)
          Payable for investment securities
            purchased..........................       (225)
          Accrued Trustees'/Directors' fees
            and expenses.......................        (27)
          Accrued expenses and other
            liabilities........................       (111)
                                                  --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)..................    (50,021)
                                                  --------
          NET ASSETS....................  100.0%  $223,522
                                                  ========

                                                   VALUE
                                                   (000)
----------------------------------------------------------
          NET ASSETS CONSIST OF:
          Net investment loss..................   $   (778)
          Accumulated net realized gain on
            investments sold...................     14,920
          Net unrealized appreciation of
            investments........................     72,663
          Paid-in capital......................    136,717
                                                  --------
          NET ASSETS...........................   $223,522
                                                  ========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($178,147,335 / 12,429,810 shares
            outstanding).......................     $14.33
                                                  ========
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($11,753,634 / 838,458
            shares outstanding)................     $14.02
                                                  ========
          Maximum sales charge.................      5.75%
          Maximum offering price per share.....     $14.88
          INVESTOR B SHARES:
          Net asset value and offering price
            per
            share+ ($32,138,532 / 2,445,645
            shares outstanding)................
                                                    $13.14
                                                  ========
          INVESTOR C SHARES:
          Net asset value and offering price
            per
            share+ ($1,482,846 / 112,372 shares
            outstanding).......................     $13.20
                                                  ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $82,755 and gross depreciation of $10,092 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $200,880.

++Non-income producing security.

+The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 9). The portion that represents cash collateral is $52,188.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          COMMON STOCKS -- 100.5%
          ADVERTISING AND MARKETING SERVICES -- 0.7%
600,423   HA-LO Industries, Inc.++...............  $  3,753
                                                   --------
          AEROSPACE AND DEFENSE -- 2.4%
176,100   BE Aerospace, Inc.++...................     2,102
492,700   REMEC, Inc.++..........................     6,775
579,600   Tristar Aerospace Company++............     3,550
                                                   --------
                                                     12,427
                                                   --------
          APPAREL AND TEXTILES -- 6.1%
196,000   Columbia Sportswear Company++..........     2,793
226,800   Kenneth Cole Productions, Inc.++.......     8,477
542,600   Quiksilver, Inc.++.....................     9,902
572,300   Tefron Ltd.++..........................     6,045
119,300   Timberland Company, Class A++..........     4,660
                                                   --------
                                                     31,877
                                                   --------
          BANKING -- 2.8%
216,800   City National Corporation..............     7,276
344,000   National Commerce Bancorp..............     7,558
                                                   --------
                                                     14,834
                                                   --------
          BROADCASTING -- 0.3%
 59,570   Salem Communications Corporation++.....     1,519
                                                   --------
          BUILDING MATERIALS -- 2.1%
652,400   Group Maintenance America
            Corporation++........................     8,155
276,000   Service Experts Inc.++.................     2,864
                                                   --------
                                                     11,019
                                                   --------
          COMMERCIAL SERVICES -- 3.0%
122,200   Lason, Inc.++..........................     5,442
 92,900   Luminant Worldwide Corporation++.......     2,857
296,115   Nova Corporation++.....................     7,402
                                                   --------
                                                     15,701
                                                   --------
          COMPUTER RELATED -- 2.5%
 21,700   Brocade Communications Systems,
            Inc.++...............................     4,557
259,975   Cybex Computer Products
            Corporation++........................     8,677
                                                   --------
                                                     13,234
                                                   --------
          COMPUTER SOFTWARE -- 5.5%
263,100   BARRA, Inc.++..........................     5,525
 27,500   E. piphany, Inc.++.....................     1,341
 18,000   Gadzoox Networks, Inc.++...............       970
258,965   Hyperion Solutions Corporation++.......     5,697
189,300   Private Business, Inc.++...............       899
420,850   Rogue Wave Software++..................     2,525
440,200   Segue Software, Inc.++.................     6,025
134,700   Software.Com, Inc.++...................     5,775
                                                   --------
                                                     28,757
                                                   --------
          CONSTRUCTION -- 0.7%
173,500   Kaufman & Broad Home Corporation.......     3,578
                                                   --------
          DRUGS -- 4.0%
 91,800   Human Genome Sciences, Inc.++..........     6,770
438,747   Martek Biosciences Corporation++.......     2,523
303,500   Shire Pharmaceuticals plc++............     8,744
227,879   Vical, Inc.++..........................     3,148
                                                   --------
                                                     21,185
                                                   --------
          EDUCATION -- 0.9%
233,000   ITT Educational Services, Inc.++.......     4,544
                                                   --------

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          ELECTRICAL EQUIPMENT -- 2.4%
418,200   C-COR Electronics++....................  $ 12,703
                                                   --------
          ELECTRONICS -- 10.8%
575,300   Aeroflex, Inc.++.......................     7,011
336,900   Anaren Microwave, Inc.++...............     9,517
155,400   AstroPower, Inc.++.....................     1,865
138,000   Dionex Corporation++...................     5,900
452,100   Ortel Corporation++....................     7,008
474,800   Sawtek, Inc.++.........................    16,617
 94,500   SDL, Inc.++............................     7,212
115,300   SIPEX Corporation++....................     1,650
                                                   --------
                                                     56,780
                                                   --------
          FINANCIAL SERVICES -- 2.3%
443,800   Affiliated Managers Group, Inc.++......    12,094
                                                   --------
          FURNITURE AND APPLIANCES -- 1.4%
235,762   Ethan Allen Interiors, Inc. ...........     7,500
                                                   --------
          HEALTHCARE -- 3.2%
571,000   Orthodontic Centers of America++.......     9,993
725,898   US Oncology, Inc.++....................     6,578
                                                   --------
                                                     16,571
                                                   --------
          INSURANCE -- 1.6%
175,851   Delphi Financial Group Inc., Class
            A++..................................     5,309
181,700   Triad Guaranty, Inc.++.................     3,066
                                                   --------
                                                      8,375
                                                   --------
          INTERNET -- 1.4%
230,500   USinternetworking, Inc.++..............     7,203
                                                   --------
          MACHINERY AND EQUIPMENT -- 1.1%
195,700   Applied Power, Inc., Class A...........     5,944
                                                   --------
          MEDICAL PRODUCTS AND SUPPLIES -- 0.7%
 23,764   Alfacell Corporation++(+)..............        13
263,916   Henry Schein, Inc.++...................     3,761
                                                   --------
                                                      3,774
                                                   --------
          MEDICAL SERVICES -- 3.5%
496,600   OrthAlliance, Inc.++...................     3,600
456,800   Physicians Specialty Corporation++.....     4,597
430,600   Province Healthcare Company............     4,952
200,500   Sunrise Assisted Living, Inc.++........     5,326
                                                   --------
                                                     18,475
                                                   --------
          OIL AND GAS -- 4.2%
300,200   Kinder Morgan Energy Partners, L.P. ...    13,003
573,300   Marine Drilling Companies, Inc.++......     9,065
                                                   --------
                                                     22,068
                                                   --------
          PROFESSIONAL SERVICES -- 7.0%
243,100   AHL Services, Inc.++...................     6,336
377,500   Career Education Corporation++.........    10,947
167,750   Perceptron, Inc.++.....................       598
289,206   Romac International, Inc.++............     2,395
884,100   SCB Computer Technology, Inc.++........     4,559
215,550   Select Appointments Holdings plc++.....     7,274
346,800   Trammell Crow Company++................     4,595
                                                   --------
                                                     36,704
                                                   --------
          RESTAURANTS AND LODGING -- 0.7%
222,700   Garden Fresh Restaurant
            Corporation++........................     3,410
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          RETAIL -- GENERAL -- 0.6%
113,500   ShopKo Stores, Inc.++..................  $  3,292
                                                   --------
          RETAIL -- SPECIALTY -- 3.1%
391,400   Blue Rhino Corporation++...............     2,569
225,325   Fossil, Inc.++.........................     6,098
229,300   Iron Mountain, Inc.++..................     7,767
    672   Score Board, Inc.++/++/................         0
                                                   --------
                                                     16,434
                                                   --------
          SEMICONDUCTORS -- 1.5%
256,500   Plexus Corporation++...................     7,855
                                                   --------
          TECHNOLOGY -- 1.2%
905,000   P-Com, Inc.++..........................     6,335
                                                   --------
          TELECOMMUNICATIONS -- 20.7%
 96,700   AirGate PCS, Inc.++....................     2,405
245,900   Antec Corporation++....................    13,063
209,700   AudioCodes Ltd.++......................     7,890
407,320   Cellstar Corporation++.................     3,055
158,200   Entercom Communications
            Corporation++........................     5,695
290,200   Gilat Communications Ltd.++............     4,172
324,200   Gilat Satellite Networks Ltd.++........    17,385
 69,800   Harmonic Lightwaves, Inc.++............     9,131
 95,900   Plantronics Inc.++.....................     4,771
228,400   Proxim, Inc.++.........................    10,506
209,600   RF Micro Devices, Inc.++...............     9,589
198,900   Spectrian Corporation++................     4,326
392,800   Stanford Telecommunications, Inc.++....    12,496
329,400   TTI Team Telecom International
            Ltd.++...............................     3,356
                                                   --------
                                                    107,840
                                                   --------
          TRANSPORTATION -- 2.1%
231,250   Air Express International
            Corporation..........................     5,247
174,500   Midway Airlines Corporation++..........     1,112
217,400   SkyWest Inc. ..........................     4,769
                                                   --------
                                                     11,128
                                                   --------
          TOTAL COMMON STOCKS
            (Cost 463,739).......................   526,913
                                                   --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 14.0% (Cost
            $73,209)
 73,209   Nations Cash Reserves#..............      73,209
                                                  --------

                                                   VALUE
                                                   (000)
----------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $536,948*)...........  114.5%   $600,122
                                                  --------
          OTHER ASSETS AND LIABILITIES
            (NET)......................  (14.5)%
          Receivable for investment securities
            sold..............................    $ 11,461
          Receivable for Fund shares sold.....         253
          Dividends receivable................          25
          Interest receivable.................          34
          Prepaid expenses....................           8
          Payable for line of credit..........      (1,882)
          Collateral on securities loaned.....     (73,209)
          Payable for Fund shares redeemed....      (8,621)
          Investment advisory fee payable.....        (365)
          Administration fee payable..........        (100)
          Shareholder servicing and
            distribution fees payable.........         (72)
          Due to custodian....................      (1,256)
          Payable for investment securities
            purchased.........................      (1,928)
          Accrued Trustees'/Directors' fees
            and expenses......................         (10)
          Accrued expenses and other
            liabilities.......................        (158)
                                                  --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET).................     (75,820)
                                                  --------
          NET ASSETS...................  100.0%   $524,302
                                                  ========
          NET ASSETS CONSIST OF:
          Net investment loss.................    $ (3,196)
          Accumulated net realized loss on
            investments sold..................     (17,903)
          Net unrealized appreciation of
            investments.......................      63,174
          Paid-in capital.....................     482,227
                                                  --------
          NET ASSETS..........................    $524,302
                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                   VALUE
----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($369,446,243 / 27,230,189 shares
            outstanding)......................      $13.57
                                                     -----
                                                     -----
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share
            ($146,153,529 / 10,863,780 shares
            outstanding)......................      $13.45
                                                     -----
                                                     -----
          Maximum sales charge................       5.75%
          Maximum offering price per share....      $14.27
          INVESTOR B SHARES:
          Net asset value and offering price
            per
            share+ ($6,621,254 / 501,417
            shares outstanding)...............
                                                    $13.21
                                                     -----
                                                     -----
          INVESTOR C SHARES:
          Net asset value and offering price
            per
            share+ ($2,081,300 / 155,689
            shares outstanding)...............
                                                    $13.37
                                                     -----
                                                     -----

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $135,740 and gross depreciation of $72,566 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $536,948.

(+) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

++    Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

/++/  Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. Represents cash collateral received from securities lending activity (Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 1999

                                                                          CAPITAL INCOME
                                                                ----------------------------------
                                                                FOR THE PERIOD      FOR THE PERIOD
                                                                 MAY 15, 1999       MARCH 1, 1999
                                                                      TO                  TO
                                                                SEPTEMBER 30,          MAY 14,             BALANCED
                                                                     1999              1999(a)              ASSETS
                                                                ------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $2, $0, $16,
  $15, $0, $408, $35, $131 and $27, respectively)...........    $        3,045      $        1,910      $          695
Interest....................................................             2,164               1,340               1,619
Securities lending..........................................                --                  --                   8
                                                                --------------      --------------      --------------
    Total investment income.................................             5,209               3,250               2,322
                                                                --------------      --------------      --------------
EXPENSES:
Investment advisory fee.....................................               832                 335                 467
Administration fee..........................................               299                 149                 140
Transfer agent fees.........................................                86                 182                  34
Custodian fees..............................................                30                  14                  11
Legal and audit fees........................................                27                   4                  40
Registration and filing fees................................                14                  23                  25
Trustees'/Directors' fees and expenses......................                 8                   3                   8
Interest expense............................................                --*                 --                   3
Other.......................................................                59                  85                  22
                                                                --------------      --------------      --------------
    Subtotal................................................             1,355                 795                 750
Shareholder servicing and distribution fees:
  Investor A Shares.........................................               292                 182                  23
  Investor B Shares.........................................                17                   8                 364
  Investor C Shares.........................................                10                   9                   8
  Seafirst Shares...........................................                --                  --                  --
                                                                --------------      --------------      --------------
    Total expenses..........................................             1,674                 994               1,145
Fees waived by investment advisor, administrator and/or
  distributor...............................................               (69)                (17)                 --
Fees reduced by credits allowed by the custodian............               (11)                 --                  --*
                                                                --------------      --------------      --------------
    Net expenses............................................             1,594                 977               1,145
                                                                --------------      --------------      --------------
NET INVESTMENT INCOME/(LOSS)................................             3,615               2,273               1,177
                                                                --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................             2,730              12,894                (320)
  Written options...........................................                --                  --                  --
  Futures contracts.........................................                --                  --                  --
  Foreign currency and net other assets.....................                --                  --                  --
                                                                --------------      --------------      --------------
Net realized gain/(loss) on investments.....................             2,730              12,894                (320)
                                                                --------------      --------------      --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 8).......................................            (4,746)              6,835              (2,131)
  Futures contracts.........................................                --                  --                  --
  Foreign currency and net other assets.....................                --                  --                  --
                                                                --------------      --------------      --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (4,746)              6,835              (2,131)
                                                                --------------      --------------      --------------
Net realized and unrealized gain/(loss) of investments......            (2,016)             19,729              (2,451)
                                                                --------------      --------------      --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $        1,599      $       22,002      $       (1,274)
                                                                ==============      ==============      ==============

---------------

 *  Amount represents less than $500.

(a) Represents financial information for the Pacific Horizon Capital Income Fund, which was reorganized into Capital Income Fund on May 21, 1999.

(b) Represents financial information for the Pacific Horizon Asset Allocation Fund, which was reorganized into Asset Allocation Fund on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

            ASSET ALLOCATION
-----------------------------------------
     FOR THE PERIOD      FOR THE PERIOD
      MAY 15, 1999        MARCH 1, 1999
           TO                  TO
      SEPTEMBER 30,          MAY 14,                                 EQUITY              EQUITY             GROWTH &
          1999               1999(b)              VALUE              INCOME               INDEX              INCOME
-------------------------------------------------------------------------------------------------------------------------
    $             854   $             414   $          16,384   $           7,555   $           6,770   $             876
                3,385               1,541               1,003                 406                 349                 319
                   --                  --                  --                  --                  --                  --
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
                4,239               1,955              17,451               7,967               7,142               1,210
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
                  774                 244               7,502               2,077               2,160                 984
                  354                  92               2,262                 746               1,045                 265
                   65                  49                 510                 202                 215                  61
                   24                  42                 104                  40                  61                  14
                   27                   4                  70                  47                  50                  43
                   15                  30                  35                  24                  19                  26
                    7                   3                   8                   8                   8                   9
                   --                  --                  --                   1                   7                  --
                   30                 118                 107                  42                  58                  --
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
                1,296                 582              10,598               3,187               3,623               1,402
                   61                  38                 172                  61                  22                  72
                  155                  16                 804                 536                  --                 658
                    7                   4                  62                  29                  --                  38
                  198                 110                  --                  --                  --                  --
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
                1,717                 750              11,636               3,813               3,645               2,170
                 (266)               (112)                (37)                 (2)             (1,838)                 --
                   (9)                 --                  (4)                 (1)                 (2)                 (2)
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
                1,442                 638              11,595               3,810               1,805               2,168
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
                2,797               1,317               5,856               4,157               5,337                (958)
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
                3,024               9,905             178,399              18,787               4,271              (3,236)
                   --                  --                  --                  --                  --                  51
                   --                  --                  --               1,265                (386)                 --
                   --                  --                  --                  --                  --                  34
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
                3,024               9,905             178,399              20,052               3,885              (3,151)
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
               (5,240)              1,712            (205,307)             (6,212)             (9,403)             11,549
                   --                  --                  --                 187                (219)                 --
                   --                  --                  --                  --                  --                  --*
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
               (5,240)              1,712            (205,307)             (6,025)             (9,622)             11,549
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
               (2,216)             11,617             (26,908)             14,027              (5,737)              8,398
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $             581   $          12,934   $         (21,052)  $          18,184   $            (400)  $           7,440
    =================   =================   =================   =================   =================   =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)
For the six months ended September 30, 1999

                                                                           BLUE CHIP
                                                                --------------------------------
                                                                FOR THE PERIOD    FOR THE PERIOD
                                                                 MAY 15, 1999     MARCH 1, 1999
                                                                      TO                TO
                                                                SEPTEMBER 30,        MAY 14,
                                                                     1999            1999(a)
                                                                --------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $0, $0, $4,
  $2, $0, $43, $5 and $0, respectively).....................    $           --    $           --
Dividends allocated from Portfolio+.........................             3,827             2,150
Interest....................................................                --                --
Interest allocated from Portfolio+..........................               209               170
Securities lending..........................................                --                --
Expenses allocated from Portfolio+..........................            (2,458)           (1,123)
                                                                --------------    --------------
    Total investment income.................................             1,578             1,197
                                                                --------------    --------------
EXPENSES:
Investment advisory fee.....................................                --                --
Administration fee..........................................               604               277
Transfer agent fees.........................................               165               266
Custodian fees..............................................                --                 5
Legal and audit fees........................................                33                14
Registration and filing fees................................                35                27
Trustees'/Directors' fees and expenses......................                 8                 9
Interest expense............................................                --                --
Other.......................................................                78               271
                                                                --------------    --------------
    Subtotal................................................               923               869
Shareholder servicing and distribution fees:
  Investor A Shares.........................................               347               216
  Investor B Shares.........................................               105                34
  Investor C Shares.........................................                44                30
  Seafirst Shares...........................................               382               226
                                                                --------------    --------------
    Total expenses..........................................             1,801             1,375
Fees waived by investment advisor, administrator and/or
  distributor...............................................              (506)             (396)
Fees reduced by credits allowed by the custodian............                --                --
                                                                --------------    --------------
    Net expenses............................................             1,295               979
                                                                --------------    --------------
NET INVESTMENT INCOME/(LOSS)................................               283               218
                                                                --------------    --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................                --                --
  Security transactions allocated from Portfolio+...........            39,961            53,032
  Written options...........................................                --                --
  Foreign currency and net other assets.....................                --                --
                                                                --------------    --------------
Net realized gain/(loss) on investments.....................            39,961            53,032
                                                                --------------    --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 8).......................................                --                --
  Securities allocated from Portfolio (Note 8)+.............           (74,254)           10,012
  Foreign currency and net other assets.....................                --                --
                                                                --------------    --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           (74,254)           10,012
                                                                --------------    --------------
Net realized and unrealized gain/(loss) of investments......           (34,293)           63,044
                                                                --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $      (34,010)   $       63,262
                                                                ==============    ==============

---------------

  *  Amount represents less than $500.

  +  Allocated from Nations Blue Chip Master Portfolio.

 (a) Represents financial information for the Pacific Horizon Blue Chip Fund, which was reorganized into Blue Chip Fund on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

                                                                                             SMALL
                        CAPITAL        DISCIPLINED        FOCUSED          EMERGING
      STRATEGIC          GROWTH           EQUITY          EQUITIES          GROWTH          COMPANY
        EQUITY                                                                               GROWTH
-------------------------------------------------------------------------------------------------------
    $        1,233   $        2,378   $        2,890   $        2,559   $          434   $          497
                --               --               --               --               --               --
               231              230              128            1,353              152              176
                --               --               --               --               --               --
                --               34                6               17               32               98
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
             1,464            2,642            3,024            3,929              618              771
    --------------   --------------   --------------   --------------   --------------   --------------
             1,105            2,897            1,831            3,461              790            2,232
               357              878              556              937              240              513
                30              186              118              133               68               81
                 7               37               30               40               14               32
                28               49               45               51               32               42
                30               27               23               27               24               29
                 5                8                8                9                8                8
                --               --                3               --                2                9
                16               42               37               --               25                2
    --------------   --------------   --------------   --------------   --------------   --------------
             1,578            4,124            2,651            4,658            1,203            2,948
                --*              65               84              373               18              146
                --*             337              267            2,109              170               30
                --*              21                9              198                7               16
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
             1,578            4,547            3,011            7,338            1,398            3,140
                --               --               --               --               --             (236)
                (1)              (1)              (2)              (5)              (2)              (5)
    --------------   --------------   --------------   --------------   --------------   --------------
             1,577            4,546            3,009            7,333            1,396            2,899
    --------------   --------------   --------------   --------------   --------------   --------------
              (113)          (1,904)              15           (3,404)            (778)          (2,128)
    --------------   --------------   --------------   --------------   --------------   --------------
               809           53,619           46,889           (9,544)          14,780           13,557
                --               --               --               --               --               --
                --               --               --              190               --               --
                --               --               --              121               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
               809           53,619           46,889           (9,233)          14,780           13,557
    --------------   --------------   --------------   --------------   --------------   --------------
            (7,856)         (44,311)         (57,610)          32,847            5,819           76,751
                --               --               --               --               --               --
                --               --               --                3               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            (7,856)         (44,311)         (57,610)          32,850            5,819           76,751
    --------------   --------------   --------------   --------------   --------------   --------------
            (7,047)           9,308          (10,721)          23,617           20,599           90,308
    --------------   --------------   --------------   --------------   --------------   --------------
    $       (7,160)  $        7,404   $      (10,706)  $       20,213   $       19,821   $       88,180
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         BALANCED ASSETS
                                                           CAPITAL INCOME
                                                                                                  ------------------------------
                                           -----------------------------------------------         SIX MONTHS
                                          PERIOD ENDED                                               ENDED
                                            9/30/99          PERIOD ENDED       YEAR ENDED          9/30/99          YEAR ENDED
                                          (UNAUDITED)         5/14/99(a)        2/28/99(a)        (UNAUDITED)         3/31/99
                                             --------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........    $        3,615     $        2,273    $       11,459     $        1,177    $        3,071
Net realized gain/(loss) on
  investments........................             2,730             12,894            12,406               (320)           (2,434)
Net change in unrealized
  appreciation/ (depreciation) of
  investments........................            (4,746)             6,835            (8,323)            (2,131)           (4,896)
                                         --------------     --------------    --------------     --------------    --------------
Net increase/(decrease) in net assets
  resulting from operations..........             1,599             22,002            15,542             (1,274)           (4,259)
Distributions to shareholders from
  net investment income:
  Primary A Shares...................               (87)                --                --               (515)           (1,396)
  Primary B Shares...................                --                 --                --                 --               (25)
  Investor A Shares..................            (3,971)            (2,168)          (11,928)              (186)             (490)
  Investor B Shares..................               (52)               (17)              (77)              (494)             (902)
  Investor C Shares..................               (27)               (21)              (32)               (11)              (19)
  Seafirst Shares....................                --                 --                --                 --                --
Distributions to shareholders from
  net realized gain on investments:
  Primary A Shares...................                --                 --                --                 --            (1,225)
  Primary B Shares...................                --                 --                --                 --              (120)
  Investor A Shares..................                --                 --            (4,002)                --            (1,032)
  Investor B Shares..................                --                 --               (34)                --            (5,096)
  Investor C Shares..................                --                 --               (18)                --              (123)
  Seafirst Shares....................                --                 --                --                 --                --
Net increase/(decrease) in net assets
  from Fund share transactions.......           (37,308)           (22,853)          (29,688)           (17,553)           40,450
                                         --------------     --------------    --------------     --------------    --------------
Net increase/(decrease) in net
  assets.............................           (39,846)            (3,057)          (30,237)           (20,033)           25,763
NET ASSETS:
Beginning of period..................           360,377            363,434           393,671            144,701           118,938
                                         --------------     --------------    --------------     --------------    --------------
End of period........................    $      320,531     $      360,377    $      363,434     $      124,668    $      144,701
                                         ==============     ==============    ==============     ==============    ==============
Undistributed net investment
  income/(distributions in excess of
  net investment income) at end of
  period.............................    $        1,005     $        1,527    $        1,460     $          231    $          258
                                         ==============     ==============    ==============     ==============    ==============

---------------

(a) Represents financial information for the Pacific Horizon Capital Income Fund, which was reorganized into Capital Income Fund on May 21, 1999.

(b) Represents financial information for the Pacific Horizon Asset Allocation Fund, which was reorganized into Asset Allocation Fund on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     VALUE                         EQUITY INCOME
                ASSET ALLOCATION FUND                   -------------------------------   -------------------------------
     ------------------------------------------------     SIX MONTHS                        SIX MONTHS
      PERIOD ENDED                                          ENDED                             ENDED
        9/30/99        PERIOD ENDED      YEAR ENDED        9/30/99         YEAR ENDED        9/30/99         YEAR ENDED
      (UNAUDITED)       5/14/99(b)       2/28/99(b)      (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99
-------------------------------------------------------------------------------------------------------------------------
     $        2,797   $        1,317   $        7,196   $        5,856   $       15,999   $        4,157   $       16,277
              3,024            9,905           23,765          178,399          197,138           20,052           21,410
             (5,240)           1,712            6,281         (205,307)        (130,060)          (6,025)        (151,838)
     --------------   --------------   --------------   --------------   --------------   --------------   --------------
                581           12,934           37,242          (21,052)          83,077           18,184         (114,151)
                (66)              --               --           (5,275)         (15,869)          (3,806)         (14,121)
                 --               --               --               --               --               --               --
               (491)            (352)          (1,375)            (226)            (741)            (266)            (986)
               (336)             (27)             (20)              --               --             (229)          (1,024)
                 (6)              (8)             (25)              --               (7)             (12)             (68)
             (2,138)          (1,429)          (5,496)              --               --               --               --
                 --               --               --          (69,060)        (267,249)              --          (71,792)
                 --               --               --               --               --               --               --
                 --               --           (4,627)          (4,849)         (17,975)              --           (5,474)
                 --               --             (164)          (5,636)         (18,826)              --          (11,747)
                 --               --             (106)            (441)          (1,658)              --             (775)
                 --               --          (17,214)              --               --               --               --
            107,171              (22)          31,247         (179,780)         (79,457)        (119,912)        (178,872)
     --------------   --------------   --------------   --------------   --------------   --------------   --------------
            104,715           11,096           39,462         (286,319)        (318,705)        (106,041)        (399,010)
            298,356          287,260          247,798        2,242,526        2,561,231          739,902        1,138,912
     --------------   --------------   --------------   --------------   --------------   --------------   --------------
     $      403,071   $      298,356   $      287,260   $    1,956,207   $    2,242,526   $      633,861   $      739,902
     ==============   ==============   ==============   ==============   ==============   ==============   ==============
     $          259   $          499   $        1,029   $          355   $           --   $          234   $          388
     ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                   EQUITY INDEX                       GROWTH & INCOME
                                                          -------------------------------      ------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/99           YEAR ENDED         9/30/99          YEAR ENDED
                                                          (UNAUDITED)          3/31/99         (UNAUDITED)         3/31/99
                                                           ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $        5,337     $        8,920    $         (958)   $         (462)
Net realized gain/(loss) on investments..............             3,885              6,845            (3,151)              128
Net realized gain/(loss) on investments allocated
  from Portfolio+....................................                --                 --                --                --
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            (9,622)           127,208            11,549            24,906
Net change in unrealized appreciation/(depreciation)
  of investments allocated from Portfolio+...........                --                 --                --                --
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................              (400)           142,973             7,440            24,572
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (5,054)            (8,807)               --                --
  Primary B Shares...................................                --                 (2)               --                --
  Investor A Shares..................................               (75)               (84)               --                --
  Investor B Shares..................................                --                 --                --                --
  Investor C Shares..................................                --                 --                --                --
  Seafirst Shares....................................                --                 --                --                --
Distributions to shareholders from net realized gain
  on investments:
  Primary A Shares...................................            (1,733)           (29,335)             (133)               (3)
  Primary B Shares...................................                --                 (5)               --                --
  Investor A Shares..................................               (26)              (212)             (111)               (1)
  Investor B Shares..................................                --                 --              (248)              (10)
  Investor C Shares..................................                --                 --               (11)               --
  Seafirst Shares....................................                --                 --                --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................            67,249            181,371            89,192           161,470
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................            59,961            285,899            96,129           186,028
NET ASSETS:
Beginning of period..................................           947,140            661,241           198,111            12,083
                                                         --------------     --------------    --------------    --------------
End of period........................................    $    1,007,101     $      947,140    $      294,240    $      198,111
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          253     $           44    $         (958)   $           --
                                                         ==============     ==============    ==============    ==============

---------------

 * Amount Represents less than $500.

 + Allocated from Nations Blue Chip Master Portfolio.

 (a) Represents financial information for the Pacific Horizon Blue Chip Fund, which was reorganized into Blue Chip Fund on May 21, 1999.

 (b) Strategic Equity commenced operations on October 2, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              STRATEGIC EQUITY                   CAPITAL GROWTH
                     BLUE CHIP FUND
                                                       -------------------------------   -------------------------------
    ------------------------------------------------     SIX MONTHS                        SIX MONTHS
     PERIOD ENDED                                          ENDED                             ENDED
       9/30/99        PERIOD ENDED      YEAR ENDED        9/30/99        PERIOD ENDED       9/30/99         YEAR ENDED
     (UNAUDITED)       5/14/99(a)       2/28/99(a)      (UNAUDITED)       3/31/99(b)      (UNAUDITED)        3/31/99
------------------------------------------------------------------------------------------------------------------------
    $          283   $          218   $        3,117   $         (113)  $          (30)  $       (1,904)  $       (1,058)
                --               --           58,971              809            4,357           53,619           70,219
            39,961           53,032               --               --               --               --               --
                --               --           67,561           (7,856)          72,170          (44,311)          39,437
           (74,254)          10,012               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           (34,010)          63,262          129,649           (7,160)          76,497            7,404          108,598
               (12)              --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               (3)          (1,252)              --               --               --               --
                --               --               (3)              --               --               --               --
                --               --               --*              --               --               --               --
              (179)            (343)          (2,302)              --               --               --               --
                --               --               --           (2,998)             (87)          (6,001)        (181,366)
                --               --               --               --               --               --              (61)
                --               --          (20,307)              --               --             (404)          (9,887)
                --               --             (336)              --               --             (577)         (13,915)
                --               --             (574)              --               --              (34)          (1,210)
                --               --          (23,680)              --               --               --               --
           (12,070)          (4,053)          98,005          112,375          190,413          (49,052)         (22,825)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           (46,271)          58,863          179,200          102,217          266,823          (48,664)        (120,666)
           903,478          844,615          665,415          266,823               --          860,807          981,473
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $      857,207   $      903,478   $      844,615   $      369,040   $      266,823   $      812,143   $      860,807
    ==============   ==============   ==============   ==============   ==============   ==============   ==============
    $          244   $          152   $          279   $         (113)  $           --   $       (1,904)  $           --
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         DISCIPLINED EQUITY
                                                                -------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/99               YEAR ENDED
                                                                 (UNAUDITED)              3/31/99
                                                                -------------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $           15         $          (50)
Net realized gain/(loss) on investments.....................            46,889                 46,327
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           (57,610)                22,472
                                                                --------------         --------------
Net increase/(decrease) in net assets resulting from
  operations................................................           (10,706)                68,749
Distributions to shareholders in excess of net investment
  income:
  Primary A Shares..........................................                --                   (227)
  Primary B Shares..........................................                --                     --
  Investor A Shares.........................................                --                     --
  Investor B Shares.........................................                --                     --
  Investor C Shares.........................................                --                     --
  Seafirst Shares...........................................                --                     --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................           (15,433)               (17,824)
  Primary B Shares..........................................                --                     --
  Investor A Shares.........................................            (2,504)                (2,919)
  Investor B Shares.........................................            (2,013)                (3,828)
  Investor C Shares.........................................               (69)                  (118)
  Seafirst Shares...........................................                --                     --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................             2,178                294,617
                                                                --------------         --------------
Net increase/(decrease) in net assets.......................           (28,547)               338,450
NET ASSETS:
Beginning of period.........................................           531,958                193,508
                                                                --------------         --------------
End of period...............................................    $      503,411         $      531,958
                                                                ==============         ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................    $           15         $           --
                                                                ==============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

           FOCUSED EQUITIES                   EMERGING GROWTH                SMALL COMPANY GROWTH
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/99         YEAR ENDED        9/30/99         YEAR ENDED        9/30/99         YEAR ENDED
     (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99
-------------------------------------------------------------------------------------------------------
    $       (3,404)  $       (1,308)  $         (778)  $       (1,246)  $       (2,128)  $       (1,679)
            (9,233)           3,566           14,780            3,479           13,557          (18,201)
            32,850           90,876            5,819          (35,342)          76,751          (83,458)
    --------------   --------------   --------------   --------------   --------------   --------------
            20,213           93,134           19,821          (33,109)          88,180         (103,338)
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
            (1,393)             (13)          (2,294)         (43,365)              --          (22,341)
                --               --               --               (3)              --               --
            (3,124)             (12)            (191)          (3,190)              --             (901)
            (4,252)             (36)            (459)          (6,532)              --             (327)
              (295)              (1)             (20)            (320)              --             (217)
                --               --               --               --               --               --
           382,105          534,792          (23,866)         (70,866)          84,920          229,621
    --------------   --------------   --------------   --------------   --------------   --------------
           393,254          627,864           (7,009)        (157,385)         173,100          102,497
           663,642           35,778          230,531          387,916          351,202          248,705
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,056,896   $      663,642   $      223,522   $      230,531   $      524,302   $      351,202
    ==============   ==============   ==============   ==============   ==============   ==============
    $       (3,404)  $           --   $         (778)  $           --   $       (3,196)  $       (1,069)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                          CAPITAL INCOME
                                                  PERIOD ENDED
                                               SEPTEMBER 30, 1999          PERIOD ENDED              YEAR ENDED
                                                  (UNAUDITED)            MAY 14, 1999(a)        FEBRUARY 28, 1999(a)
                                              --------------------      ------------------      ---------------------
                                              SHARES      DOLLARS       SHARES    DOLLARS       SHARES      DOLLARS
                                              -----------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................      660    $   8,030         --     $     --          --     $      --
  Issued as reinvestment of dividends.......        2           36         --           --          --            --
  Redeemed..................................  (19,510)    (357,599)        --           --          --            --
                                              -------    ---------      ------    --------      ------     ---------
  Net increase/(decrease)...................  (18,848)   $(349,533)        --     $     --          --     $      --
                                              =======    =========      ======    ========      ======     =========
INVESTOR A SHARES:
  Sold......................................   19,514    $ 353,331        249     $  4,450       3,936     $  68,015
  Issued as reinvestment of dividends.......      198        3,575        110        1,937         867        14,499
  Redeemed..................................   (2,833)     (51,982)     (1,666)    (29,719)     (6,909)     (116,880)
                                              -------    ---------      ------    --------      ------     ---------
  Net increase/(decrease)...................   16,879    $ 304,924      (1,307)   $(23,332)     (2,106)    $ (34,366)
                                              =======    =========      ======    ========      ======     =========
INVESTOR B SHARES:
  Sold......................................       73    $   5,756         52     $    918         220     $   3,707
  Issued as reinvestment of dividends.......        4           50          1           17           3            50
  Redeemed..................................      (22)        (406)        (6)        (113)        (29)         (488)
                                              -------    ---------      ------    --------      ------     ---------
  Net increase/(decrease)...................       55    $   5,400         47     $    822         194     $   3,269
                                              =======    =========      ======    ========      ======     =========
INVESTOR C SHARES:
  Sold......................................       31    $   4,469         23     $    417         162     $   2,751
  Issued as reinvestment of dividends.......        2           26          1           21           7           111
  Redeemed..................................     (139)      (2,594)       (43)        (781)        (85)       (1,453)
                                              -------    ---------      ------    --------      ------     ---------
  Net increase/(decrease)...................     (106)   $   1,901        (19)    $   (343)         84     $   1,409
                                              =======    =========      ======    ========      ======     =========
  Total net increase/(decrease).............   (2,020)   $ (37,308)     (1,279)   $(22,853)     (1,828)    $ (29,688)
                                              =======    =========      ======    ========      ======     =========

---------------

(a) Represents financial information for the Pacific Horizon Capital Income Fund, which was reorganized into Capital Income Fund on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           BALANCED ASSETS
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    132     $  1,380         737    $  7,600
  Issued in exchange for Institutional Shares of Emerald
    Balanced Fund (Note 10).................................     --           --       6,310      68,185
  Issued as reinvestment of dividends.......................     42          441         220       2,295
  Redeemed..................................................   (795)      (8,537)     (4,378)    (45,725)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   (621)    $ (6,716)      2,889    $ 32,355
                                                              ======    ========      ======    ========
PRIMARY B SHARES:+
  Sold......................................................     --     $     --          --    $     --
  Issued as reinvestment of dividends.......................     --           --          11         120
  Redeemed..................................................     --           --        (174)     (1,835)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     --     $     --        (163)   $ (1,715)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     77     $    825         681    $  7,093
  Issued in exchange for Retail Shares of Emerald Balanced
    Fund (Note 10)..........................................     --           --         806       8,702
  Issued as reinvestment of dividends.......................     17          175         141       1,485
  Redeemed..................................................   (515)      (5,499)     (1,001)    (10,278)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   (421)    $ (4,499)        627    $  7,002
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................    298     $  3,182       1,397    $ 14,540
  Issued as reinvestment of dividends.......................     45          473         551       5,853
  Redeemed..................................................   (929)      (9,897)     (1,713)    (17,442)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   (586)    $ (6,242)        235    $  2,951
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     10     $    105          52    $    546
  Issued as reinvestment of dividends.......................      1           11          13         141
  Redeemed..................................................    (20)        (212)        (80)       (830)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (9)    $    (96)        (15)   $   (143)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,637)   $(17,553)      3,573    $ 40,450
                                                              ======    ========      ======    ========

---------------

+ There were no longer any public shareholders of the Primary B Share class as of January 5, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           ASSET ALLOCATION
                                                     PERIOD ENDED
                                                  SEPTEMBER 30, 1999        PERIOD ENDED              YEAR ENDED
                                                     (UNAUDITED)           MAY 14, 1999(a)       FEBRUARY 28, 1999(a)
                                                  ------------------      -----------------      --------------------
                                                  SHARES    DOLLARS       SHARES    DOLLARS      SHARES      DOLLARS
                                                  -------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold..........................................    400     $  9,315         --     $    --          --     $     --
  Issued as reinvestment of dividends...........      1           25         --          --          --           --
  Redeemed......................................    (19)        (441)        --          --          --           --
                                                  -----     --------       ----     -------      ------     --------
  Net increase/(decrease).......................    382     $  8,899         --     $    --          --     $     --
                                                  =====     ========       ====     =======      ======     ========
INVESTOR A SHARES:
  Sold..........................................    149     $  1,120        129     $ 3,014       1,494     $ 32,958
  Issued in exchange for:
    A Shares of Time Horizon Portfolio I (Note
      10).......................................    336        7,832         --          --          --           --
    A Shares of Time Horizon Portfolio II (Note
      10).......................................    489       11,379         --          --          --           --
    A Shares of Time Horizon Portfolio III (Note
      10).......................................    529       12,317         --          --          --           --
  Issued as reinvestment of dividends...........      7          169         15         338         265        5,769
  Redeemed......................................   (871)     (20,389)      (261)     (6,117)       (856)     (18,891)
                                                  -----     --------       ----     -------      ------     --------
  Net increase/(decrease).......................    639     $ 12,428       (117)    $(2,765)        903     $ 19,836
                                                  =====     ========       ====     =======      ======     ========
INVESTOR B SHARES:
  Sold..........................................    489     $  3,054        199     $ 4,627         246     $  5,456
  Issued in exchange for:
    B Shares of Time Horizon Portfolio I (Note
      10).......................................  1,063       24,663         --          --          --           --
    B Shares of Time Horizon Portfolio II (Note
      10).......................................  1,381       32,027         --          --          --           --
    B Shares of Time Horizon Portfolio III (Note
      10).......................................  1,641       38,074         --          --          --           --
  Issued as reinvestment of dividends...........      1           21          1          27           8          183
  Redeemed......................................   (206)      (4,751)        (6)       (130)         (6)        (139)
                                                  -----     --------       ----     -------      ------     --------
  Net increase/(decrease).......................  4,369     $ 93,088        194     $ 4,524         248     $  5,500
                                                  =====     ========       ====     =======      ======     ========
INVESTOR C SHARES:
  Sold..........................................     55     $  1,223         26     $   611          48     $  1,051
  Issued in exchange for:
    K Shares of Time Horizon Portfolio I (Note
      10).......................................     --*          11         --          --          --           --
    K Shares of Time Horizon Portfolio II (Note
      10).......................................     --*           8         --          --          --           --
    K Shares of Time Horizon Portfolio III (Note
      10).......................................     --*           1         --          --          --           --
  Issued as reinvestment of dividends...........     --*           3         --           8           6          131
  Redeemed......................................    (61)      (1,434)        (7)       (176)        (52)      (1,161)
                                                  -----     --------       ----     -------      ------     --------
  Net increase/(decrease).......................     (6)    $   (188)        19     $   443           2     $     21
                                                  =====     ========       ====     =======      ======     ========
SEAFIRST SHARES:
  Sold..........................................    113     $  1,992        211     $ 3,725         860     $ 14,710
  Issued as reinvestment of dividends...........     58        1,028         82       1,428       1,370       22,704
  Redeemed......................................   (574)     (10,076)      (418)     (7,377)     (1,854)     (31,524)
                                                  -----     --------       ----     -------      ------     --------
  Net increase/(decrease).......................   (403)    $ (7,056)      (125)    $(2,224)        376     $  5,890
                                                  =====     ========       ====     =======      ======     ========
  Total net increase/(decrease).................  4,981     $107,171        (29)    $   (22)      1,529     $ 31,247
                                                  =====     ========       ====     =======      ======     ========

---------------

 * Amount represents less than 500 shares.

 (a) Represents financial information for the Pacific Horizon Asset Allocation Fund, which was reorganized into Asset Allocation Fund on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                  VALUE
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 1999
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    3,025    $  56,271       29,523    $ 533,366
  Issued in exchange for:
    Assets of NationsBank Common Trust Long-Term Equity Fund
      (Note 10).............................................       --           --        6,395      120,426
    Institutional Shares of Emerald Equity Value Fund (Note
      10)...................................................       --           --        1,059       19,791
  Issued as reinvestment of dividends.......................    1,618       30,595        5,598      103,270
  Redeemed..................................................  (14,193)    (263,831)     (48,601)    (877,373)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (9,550)   $(176,965)      (6,026)   $(100,520)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,380    $  25,622        2,114    $  37,964
  Issued in exchange for Retail Shares of Emerald Equity
    Value Fund (Note 10)....................................       --           --          354        6,603
  Issued as reinvestment of dividends.......................      239        4,511          946       17,374
  Redeemed..................................................   (1,922)     (35,822)      (3,378)     (59,394)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (303)   $  (5,689)          36    $   2,547
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      666    $  12,261        1,531    $  28,200
  Issued as reinvestment of dividends.......................      291        5,454        1,007       18,348
  Redeemed..................................................     (814)     (14,978)      (1,531)     (27,558)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      143    $   2,737        1,007    $  18,990
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       53    $     972          206    $   3,701
  Issued as reinvestment of dividends.......................       23          435           91        1,663
  Redeemed..................................................      (69)      (1,270)        (331)      (5,838)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................        7    $     137          (34)   $    (474)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (9,703)   $(179,780)      (5,017)   $ (79,457)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                              EQUITY INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 1999
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    2,536    $  30,710       10,668    $ 124,337
  Issued in exchange for Assets of NationsBank Common Trust
    Equity Income Fund (Note 10)............................       --           --        4,737       62,189
  Issued as reinvestment of dividends.......................        5           59          636        8,101
  Redeemed..................................................  (10,228)    (124,526)     (31,078)    (358,488)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (7,687)   $ (93,757)     (15,037)   $(163,861)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      337    $   4,136        1,295    $  15,303
  Issued as reinvestment of dividends.......................       20          239          475        5,953
  Redeemed..................................................   (1,228)     (14,994)      (2,132)     (24,670)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (871)   $ (10,619)        (362)   $  (3,414)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      104    $   1,283          989    $  12,090
  Issued as reinvestment of dividends.......................       18          215          982       12,328
  Redeemed..................................................   (1,347)     (16,326)      (2,892)     (33,271)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,225)   $ (14,828)        (921)   $  (8,853)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       10    $     125           35    $     434
  Issued as reinvestment of dividends.......................        1           12           66          839
  Redeemed..................................................      (69)        (845)        (333)      (4,017)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (58)   $    (708)        (232)   $  (2,744)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (9,841)   $(119,912)     (16,552)   $(178,872)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                              EQUITY INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 1999
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,537    $118,137       29,340    $ 653,241
  Issued as reinvestment of dividends.......................     182       4,631        1,400       30,587
  Redeemed..................................................  (2,412)    (63,017)     (22,794)    (509,984)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   2,307    $ 59,751        7,946    $ 173,844
                                                              ======    ========      =======    =========
PRIMARY B SHARES:+
  Sold......................................................      --    $     --           13    $     295
  Issued as reinvestment of dividends.......................      --          --           --            7
  Redeemed..................................................      --          --          (19)        (450)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      --    $     --           (6)   $    (148)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     378    $  9,864          459    $  10,251
  Issued as reinvestment of dividends.......................       4          93           13          279
  Redeemed..................................................     (94)     (2,459)        (123)      (2,855)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     288    $  7,498          349    $   7,675
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   2,595    $ 67,249        8,289    $ 181,371
                                                              ======    ========      =======    =========

---------------

+ There were no longer any public shareholders of the Primary B Share class as of February 15, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           GROWTH & INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,672    $ 26,009       4,035    $ 54,522
  Issued as reinvestment of dividends.......................       6          94          --*          3
  Redeemed..................................................  (1,288)    (19,280)       (741)     (9,475)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     390    $  6,823       3,294    $ 45,050
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,178    $ 33,991       3,300    $ 41,279
  Issued as reinvestment of dividends.......................       3          51          --*          1
  Redeemed..................................................    (646)    (10,064)       (493)     (6,453)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,535    $ 23,978       2,807    $ 34,827
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................   3,775    $ 57,977       6,484    $ 84,968
  Issued as reinvestment of dividends.......................      15         229          --*          9
  Redeemed..................................................    (512)     (7,898)       (457)     (5,812)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   3,278    $ 50,308       6,027    $ 79,165
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     547    $  8,428         197    $  2,723
  Issued as reinvestment of dividends.......................      --*          7          --*         --*
  Redeemed..................................................     (23)       (352)        (23)       (295)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     524    $  8,083         174    $  2,428
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   5,727    $ 89,192      12,302    $161,470
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        BLUE CHIP FUND
                                              PERIOD ENDED
                                           SEPTEMBER 30, 1999           PERIOD ENDED                YEAR ENDED
                                               (UNAUDITED)             MAY 14, 1999(a)         FEBRUARY 28, 1999(a)
                                           -------------------       -------------------       --------------------
                                           SHARES     DOLLARS        SHARES     DOLLARS        SHARES      DOLLARS
                                           ------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold...................................     947     $ 34,094          --      $     --           --     $      --
  Issued as reinvestment of dividends....      --           --          --            --           --            --
  Redeemed...............................     (70)      (2,525)         --            --           --            --
                                           ------     --------        ----      --------       ------     ---------
  Net increase/(decrease)................     877     $ 31,569          --      $     --           --     $      --
                                           ======     ========        ====      ========       ======     =========
INVESTOR A SHARES:
  Sold...................................     584     $ 20,987         520      $ 18,418        5,779     $ 181,140
  Issued as reinvestment of dividends....      --           --          --             6          625        19,069
  Redeemed...............................  (1,980)     (71,308)       (721)      (25,590)      (4,060)     (125,766)
                                           ------     --------        ----      --------       ------     ---------
  Net increase/(decrease)................  (1,396)    $(50,321)       (201)     $ (7,166)       2,344     $  74,443
                                           ======     ========        ====      ========       ======     =========
INVESTOR B SHARES:
  Sold...................................     535     $ 19,161         210      $  7,461          390     $  12,295
  Issued as reinvestment of dividends....      --           --          --            --           11           336
  Redeemed...............................     (46)      (1,633)         (9)         (311)         (15)         (480)
                                           ------     --------        ----      --------       ------     ---------
  Net increase/(decrease)................     489     $ 17,528         201      $  7,150          386     $  12,151
                                           ======     ========        ====      ========       ======     =========
INVESTOR C SHARES:
  Sold...................................     159     $  5,636          58      $  2,048          277     $   8,600
  Issued as reinvestment of dividends....      --           --          --            --           19           577
  Redeemed...............................    (225)      (8,037)        (37)       (1,319)        (126)       (4,046)
                                           ------     --------        ----      --------       ------     ---------
  Net increase/(decrease)................     (66)    $ (2,401)         21      $    729          170     $   5,131
                                           ======     ========        ====      ========       ======     =========
SEAFIRST SHARES:
  Sold...................................     237     $  7,501         350      $ 10,944        1,723     $  48,126
  Issued as reinvestment of dividends....      --           --          11           343          964        25,981
  Redeemed...............................    (499)     (15,946)       (513)      (16,053)      (2,459)      (67,827)
                                           ------     --------        ----      --------       ------     ---------
  Net increase/(decrease)................    (262)    $ (8,445)       (152)     $ (4,766)         228     $   6,280
                                           ======     ========        ====      ========       ======     =========
  Total net increase/(decrease)..........    (358)    $(12,070)       (131)     $ (4,053)       3,128     $  98,005
                                           ======     ========        ====      ========       ======     =========

---------------

(a) Represents financial information for the Pacific Horizon Blue Chip Fund, which was reorganized into Blue Chip Fund on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            STRATEGIC EQUITY
                                                                SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999(b)         PERIOD ENDED
                                                                   (UNAUDITED)           MARCH 31, 1999(a)
                                                              ---------------------      ------------------
                                                               SHARES      DOLLARS       SHARES    DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   10,054     $141,426       20,226    $202,441
  Issued as reinvestment of dividends.......................       22          312           --          --
  Redeemed..................................................   (2,151)     (30,128)        (970)    (12,028)
                                                              -------     --------       ------    --------
  Net increase/(decrease)...................................    7,925     $111,610       19,256    $190,413
                                                              =======     ========       ======    ========
INVESTOR A SHARES:
  Sold......................................................       23     $    318           --    $     --
  Issued as reinvestment of dividends.......................       --           --           --          --
  Redeemed..................................................       --*          --*          --          --
                                                              -------     --------       ------    --------
  Net increase/(decrease)...................................       23     $    318           --    $     --
                                                              =======     ========       ======    ========
INVESTOR B SHARES:
  Sold......................................................        7     $     95           --    $     --
  Issued as reinvestment of dividends.......................       --           --           --          --
  Redeemed..................................................       --           --           --          --
                                                              -------     --------       ------    --------
  Net increase/(decrease)...................................        7     $     95           --    $     --
                                                              =======     ========       ======    ========
INVESTOR C SHARES:
  Sold......................................................       25     $    352           --    $     --
  Issued as reinvestment of dividends.......................       --           --           --          --
  Redeemed..................................................       --           --           --          --
                                                              -------     --------       ------    --------
  Net increase/(decrease)...................................       25     $    352           --    $     --
                                                              =======     ========       ======    ========
  Total net increase/(decrease).............................    7,980     $112,375       19,256    $190,413
                                                              =======     ========       ======    ========

---------------

 *  Amount represents less than 500 shares and $500.

(a) Strategic Equity Primary A Shares commenced operations on October 2, 1998.

(b) Strategic Equity Investor A Shares, Investor B Shares and Investor C Shares commenced operations on August 2, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             CAPITAL GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 1999
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,519    $ 43,113       14,323    $ 183,544
  Issued as reinvestment of dividends.......................     199       2,375        5,911       65,638
  Redeemed..................................................  (7,251)    (88,631)     (24,584)    (296,237)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (3,533)   $(43,143)      (4,350)   $ (47,055)
                                                              ======    ========      =======    =========
PRIMARY B SHARES:+
  Sold......................................................      --    $     --           --    $      --
  Issued as reinvestment of dividends.......................      --          --            6           61
  Redeemed..................................................      --          --          (26)        (283)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      --    $     --          (20)   $    (222)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   4,324    $ 52,945        2,165    $  24,731
  Issued as reinvestment of dividends.......................      31         360          811        8,950
  Redeemed..................................................  (4,678)    (57,191)      (1,821)     (20,456)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (323)   $ (3,886)       1,155    $  13,225
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     288    $  3,321          889    $  10,383
  Issued as reinvestment of dividends.......................      50         564        1,294       13,706
  Redeemed..................................................    (525)     (6,109)        (994)     (11,322)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (187)   $ (2,224)       1,189    $  12,767
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      40    $    462          113    $   1,473
  Issued as reinvestment of dividends.......................       3          33          112        1,200
  Redeemed..................................................     (25)       (294)        (367)      (4,213)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      18    $    201         (142)   $  (1,540)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (4,025)   $(49,052)      (2,168)   $ (22,825)
                                                              ======    ========      =======    =========

---------------

+ There were no longer any public shareholders of the Primary B Share class as of December 1, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                          DISCIPLINED EQUITY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,100    $ 49,580       5,761    $122,198
  Issued in exchange for:
    Assets of NationsBank Common Trust Growth Fund (Note
      10)...................................................      --          --       2,279      47,340
    Assets of NationsBank Common Trust Oklahoma Growth Fund
      (Note 10).............................................      --          --         205       4,245
    Institutional Shares of Emerald Equity Fund (Note 10)...      --          --      11,872     249,848
  Issued as reinvestment of dividends.......................     493      11,338         596      12,584
  Redeemed..................................................  (2,310)    (58,879)     (9,046)   (192,810)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     283    $  2,039      11,667    $243,405
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   1,036    $ 24,042       3,454    $ 71,438
  Issued in exchange for Retail Shares of Emerald Equity
    Fund (Note 10)..........................................      --          --       2,242      47,004
  Issued as reinvestment of dividends.......................     101       2,312         132       2,780
  Redeemed..................................................  (1,288)    (29,878)     (3,913)    (80,705)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (151)   $ (3,524)      1,915    $ 40,517
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     290    $  6,538         672    $ 13,830
  Issued as reinvestment of dividends.......................      89       1,968         183       3,754
  Redeemed..................................................    (227)     (5,088)       (359)     (7,232)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     152    $  3,418         496    $ 10,352
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      14    $    329          35    $    723
  Issued as reinvestment of dividends.......................       3          68           6         118
  Redeemed..................................................      (7)       (152)        (24)       (498)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      10    $    245          17    $    343
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     294    $  2,178      14,095    $294,617
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           FOCUSED EQUITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,906    $ 66,381       6,465    $ 91,675
  Issued as reinvestment of dividends.......................      44         753          --*         11
  Redeemed..................................................  (1,020)    (17,273)       (873)    (11,954)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,930    $ 49,861       5,592    $ 79,732
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   7,408    $126,014      14,569    $219,849
  Issued as reinvestment of dividends.......................     156       2,664          --*         12
  Redeemed..................................................  (2,213)    (37,830)       (833)    (11,959)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   5,351    $ 90,848      13,736    $207,902
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................  12,483    $210,982      17,825    $250,192
  Issued as reinvestment of dividends.......................     231       3,906           3          35
  Redeemed..................................................  (1,378)    (23,081)     (1,076)    (15,197)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  11,336    $191,807      16,752    $235,030
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................   3,165    $ 53,721         809    $ 12,547
  Issued as reinvestment of dividends.......................       9         158          --*         --*
  Redeemed..................................................    (254)     (4,290)        (27)       (419)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,920    $ 49,589         782    $ 12,128
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  22,537    $382,105      36,862    $534,792
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                              EMERGING GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999             YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 1999
                                                              -------------------       ---------------------
                                                              SHARES     DOLLARS        SHARES       DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     254     $  3,619         2,838     $  39,174
  Issued as reinvestment of dividends.......................      --           --         1,415        20,768
  Redeemed..................................................  (1,187)     (16,792)      (10,129)     (129,391)
                                                              ------     --------       -------     ---------
  Net increase/(decrease)...................................    (933)    $(13,173)       (5,876)    $ (69,449)
                                                              ======     ========       =======     =========
PRIMARY B SHARES:+
  Sold......................................................      --     $     --            --     $      --
  Issued as reinvestment of dividends.......................      --           --            --*            3
  Redeemed..................................................      --           --            (2)          (23)
                                                              ------     --------       -------     ---------
  Net increase/(decrease)...................................      --     $     --            (2)    $     (20)
                                                              ======     ========       =======     =========
INVESTOR A SHARES:
  Sold......................................................   5,962     $ 84,263        23,995     $ 284,885
  Issued as reinvestment of dividends.......................      --           --           192         2,766
  Redeemed..................................................  (6,507)     (91,533)      (24,128)     (287,495)
                                                              ------     --------       -------     ---------
  Net increase/(decrease)...................................    (545)    $ (7,270)           59     $     156
                                                              ======     ========       =======     =========
INVESTOR B SHARES:
  Sold......................................................      84     $  1,109           295     $   3,696
  Issued as reinvestment of dividends.......................      --           --           469         6,405
  Redeemed..................................................    (346)      (4,533)         (974)      (11,323)
                                                              ------     --------       -------     ---------
  Net increase/(decrease)...................................    (262)    $ (3,424)         (210)    $  (1,222)
                                                              ======     ========       =======     =========
INVESTOR C SHARES:
  Sold......................................................      13     $    167            54     $     622
  Issued as reinvestment of dividends.......................      --           --            23           319
  Redeemed..................................................     (12)        (166)         (110)       (1,272)
                                                              ------     --------       -------     ---------
  Net increase/(decrease)...................................       1     $      1           (33)    $    (331)
                                                              ======     ========       =======     =========
  Total net increase/(decrease).............................  (1,739)    $(23,866)       (6,062)    $ (70,866)
                                                              ======     ========       =======     =========

---------------

 * Amount represents less than 500 shares.

 + There were no longer any public shareholders of the Primary B Share class as of June 11, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            SMALL COMPANY GROWTH
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1999              YEAR ENDED
                                                                   (UNAUDITED)               MARCH 31, 1999
                                                              ---------------------       ---------------------
                                                              SHARES       DOLLARS        SHARES       DOLLARS
                                                              -------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    7,986     $ 101,167        15,945     $ 214,344
  Issued in exchange for:
    Assets of NationsBank Common Trust Special Equity Fund
      (Note 10).............................................       --            --           464         7,075
    Institutional Shares of Emerald Small Capitalization
      Fund (Note 10)........................................       --            --         9,319       139,205
  Issued as reinvestment of dividends.......................       --            --         1,069        14,012
  Redeemed..................................................   (9,268)     (118,025)      (13,195)     (161,496)
                                                              -------     ---------       -------     ---------
  Net increase/(decrease)...................................   (1,282)    $ (16,858)       13,602     $ 213,140
                                                              =======     =========       =======     =========
INVESTOR A SHARES:
  Sold......................................................   12,157     $ 142,415         8,141     $  95,698
  Issued in exchange for A Shares of Pacific Horizon
    Aggressive Growth Fund (Note 10)........................   12,965       159,453            --            --
  Issued in exchange for Retail Shares of Emerald Small
    Capitalization Fund (Note 10)...........................       --            --           933        13,883
  Issued as reinvestment of dividends.......................       --            --            64           828
  Redeemed..................................................  (15,671)     (199,838)       (8,156)      (96,977)
                                                              -------     ---------       -------     ---------
  Net increase/(decrease)...................................    9,451     $ 102,030           982     $  13,432
                                                              =======     =========       =======     =========
INVESTOR B SHARES:
  Sold......................................................       71     $     844           353     $   4,713
  Issued in exchange for B Shares of Pacific Horizon
    Aggressive Growth Fund (Note 10)........................       49           591            --            --
  Issued as reinvestment of dividends.......................       --            --            25           322
  Redeemed..................................................      (75)         (902)         (139)       (1,729)
                                                              -------     ---------       -------     ---------
  Net increase/(decrease)...................................       45     $     533           239     $   3,306
                                                              =======     =========       =======     =========
INVESTOR C SHARES:
  Sold......................................................       30     $      51            13     $     177
  Issued in exchange for K Shares of Pacific Horizon
    Aggressive Growth Fund (Note 10)........................      337         4,122            --            --
  Issued as reinvestment of dividends.......................       --            --            15           213
  Redeemed..................................................     (383)       (4,958)          (55)         (647)
                                                              -------     ---------       -------     ---------
  Net increase/(decrease)...................................      (16)    $    (785)          (27)    $    (257)
                                                              =======     =========       =======     =========
  Total net increase/(decrease).............................    8,198     $  84,920        14,796     $ 229,621
                                                              =======     =========       =======     =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
CAPITAL INCOME
PRIMARY A SHARES
Period ended 9/30/1999***#
  (unaudited)..................     $18.15          $0.22            $ 0.02            $ 0.24           $(0.25)            --
INVESTOR A SHARES*
Period ended 9/30/1999#
  (unaudited)..................     $18.31          $0.28            $(0.22)           $ 0.06           $(0.22)            --
Period ended 5/14/1999.........      17.34           0.12              0.96              1.08            (0.11)            --
Year ended 2/28/1999...........      17.28           0.51              0.25              0.76            (0.52)        $(0.18)
Year ended 2/28/1998...........      17.35           0.58              2.89              3.47            (0.59)         (2.95)
Year ended 2/28/1997**.........      16.42           0.57              2.34              2.91            (0.57)         (1.41)
Year ended 2/29/1996...........      13.65           0.62              2.84              3.46            (0.69)            --
Year ended 2/28/1995...........      15.42           0.57             (1.43)            (0.86)           (0.54)         (0.37)
INVESTOR B SHARES*
Period ended 9/30/1999#
  (unaudited)..................     $18.27          $0.14            $(0.13)           $ 0.01           $(0.19)            --
Period ended 5/14/1999.........      17.30           0.09              0.96              1.05            (0.08)            --
Period ended 2/28/1999***......      17.67           0.22             (0.17)             0.05            (0.24)        $(0.18)
INVESTOR C SHARES*
Period ended 9/30/1999#
  (unaudited)..................     $18.35          $0.11            $(0.09)           $ 0.02           $(0.16)            --
Period ended 5/14/1999.........      17.37           0.10              0.97              1.07            (0.09)            --
Year ended 2/28/1999...........      17.24           0.40              0.31              0.71            (0.40)        $(0.18)
Year ended 2/28/1998...........      17.30           0.48              2.89              3.37            (0.48)         (2.95)
Period ended 2/28/1997***......      16.24           0.32              2.43              2.75            (0.28)         (1.41)

---------------

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund's A Shares, B Shares and K Shares, which were reorganized into the Investor A Shares, Investor B Shares and Investor C Shares, respectively, as of May 21, 1999.

** As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.

*** Capital Income Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and July 22, 1996, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) There were no fee waivers or expense reimbursements during the period.

(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.25)         $18.14         1.32%     $  6,901       0.96%+(a)(c)     3.16%+           18%          1.01%+(a)
   $(0.22)         $18.15         0.33%     $306,364       1.21%+(a)(c)     2.91%+           18%          1.26%+(a)
    (0.11)          18.31         6.25       352,000       1.30+           3.07+             16           1.32+
    (0.70)          17.34         4.64       356,000       1.15             2.97             66           1.16(a)(b)
    (3.54)          17.28        21.54       391,000       1.10             3.35             69           1.12(a)
    (1.98)          17.35        18.53       309,000       1.18             3.40            124           1.19(a)
    (0.69)          16.42        25.96       247,000       1.23             4.05             57           1.26(a)
    (0.91)          13.65        (5.61)      198,000       0.97             4.48             94           1.14
   $(0.19)         $18.09         0.05%     $  5,335       1.96%+(a)(c)     2.16%+           18%          2.01%+(a)
    (0.08)          18.27         6.10         4,000       2.06+           2.34+             16           2.08+
    (0.42)          17.30         0.44         3,000       1.96+           2.14+             66           1.97+(a)(b)
   $(0.16)         $18.21         0.07%     $  1,931       1.96%+(a)(c)     2.16%+           18%          2.01%+(a)
    (0.09)          18.35         6.17         4,000       1.80+           2.56+             16           2.07+
    (0.58)          17.37         4.29         4,000       1.65             2.45             66           1.91(a)
    (3.43)          17.24        20.97         3,000       1.60             2.85             69           1.86
    (1.69)          17.30        17.47         1,000      1.66+            2.85+            124           1.91+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
BALANCED ASSETS
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $10.39          $0.13            $(0.25)           $(0.12)          $(0.13)            --
Year ended 3/31/1999#..........      11.49           0.26             (0.39)            (0.13)           (0.23)         (0.74)
Year ended 3/31/1998...........      11.15           0.29              2.68              2.97            (0.29)         (2.34)
Year ended 3/31/1997...........      11.65           0.39              1.03              1.42            (0.38)         (1.54)
Period ended 3/31/1996(a)......      12.68           0.11              0.45              0.56            (0.18)         (1.41)
Year ended 11/30/1995..........      10.44           0.38              2.21              2.59            (0.33)         (0.02)
Year ended 11/30/1994..........      10.87           0.25             (0.43)            (0.18)           (0.25)            --
INVESTOR A SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $10.38          $0.11            $(0.25)           $(0.14)          $(0.11)            --
Year ended 3/31/1999#..........      11.47           0.23             (0.38)            (0.15)           (0.20)         (0.74)
Year ended 3/31/1998...........      11.13           0.27              2.68              2.95            (0.27)         (2.34)
Year ended 3/31/1997...........      11.64           0.34              1.05              1.39            (0.36)         (1.54)
Period ended 3/31/1996(a)......      12.66           0.11              0.45              0.56            (0.17)         (1.41)
Year ended 11/30/1995..........      10.42           0.34              2.23              2.57            (0.31)         (0.02)
Year ended 11/30/1994..........      10.86           0.22             (0.44)            (0.22)           (0.22)            --
INVESTOR B SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $10.36          $0.07            $(0.25)           $(0.18)          $(0.07)            --
Year ended 3/31/1999#..........      11.45           0.15             (0.38)            (0.23)           (0.12)         (0.74)
Year ended 3/31/1998...........      11.11           0.19              2.68              2.87            (0.19)         (2.34)
Year ended 3/31/1997...........      11.62           0.29              1.04              1.33            (0.30)         (1.54)
Period ended 3/31/1996(a)......      12.63           0.09              0.45              0.54            (0.14)         (1.41)
Year ended 11/30/1995..........      10.40           0.28              2.22              2.50            (0.25)         (0.02)
Year ended 11/30/1994..........      10.85           0.17             (0.44)            (0.27)           (0.18)            --
INVESTOR C SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $10.32          $0.07            $(0.25)           $(0.18)          $(0.07)            --
Year ended 3/31/1999#..........      11.41           0.15             (0.38)            (0.23)           (0.12)         (0.74)
Year ended 3/31/1998...........      11.08           0.20              2.67              2.87            (0.20)         (2.34)
Year ended 3/31/1997...........      11.60           0.33              1.02              1.35            (0.33)         (1.54)
Period ended 3/31/1996(a)......      12.61           0.09              0.45              0.54            (0.14)         (1.41)
Year ended 11/30/1995..........      10.38           0.26              2.21              2.47            (0.22)         (0.02)
Year ended 11/30/1994..........      10.82           0.14             (0.43)            (0.29)           (0.15)            --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                         WITHOUT WAIVERS
                                                                                                         AND/OR EXPENSE
                                                                                                         REIMBURSEMENTS
                                                                                                         ---------------
                                                         RATIO OF           RATIO OF                        RATIO OF
    TOTAL                                  NET ASSETS    OPERATING       NET INVESTMENT                     OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME/(LOSS) TO     PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET       AVERAGE NET        TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS             ASSETS            RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------
   $(0.13)         $10.14        (1.22)%    $40,912        1.09%+(b)(c)         2.27%            36%          1.09%+(b)
    (0.97)          10.39        (1.20)      48,373        1.00(b)(c)         2.43              126           1.00(b)
    (2.63)          11.49        30.35       20,299        1.08(b)(c)         2.70              276           1.08(b)
    (1.92)          11.15        12.50      135,731        1.00(b)            3.31              264           1.00(b)
    (1.59)          11.65         4.90      164,215        1.00+              2.91+              83           1.00+
    (0.35)          12.68        25.27      163,198        0.99               3.25              174           0.99
    (0.25)          10.44        (1.73)     162,215        0.98               2.31              156           0.99
   $(0.11)         $10.13        (1.34)%    $16,217        1.34%+(b)(c)         2.02%            36%          1.34%+(b)
    (0.94)          10.38        (1.36)      20,979        1.25(b)(c)         2.18              126           1.25(b)
    (2.61)          11.47        30.13       16,009        1.33(b)(c)         2.45              276           1.33(b)
    (1.90)          11.13        12.18        9,075        1.25(b)            3.06              264           1.25(b)
    (1.58)          11.64         4.86        6,261        1.25+              2.66+              83           1.25+
    (0.33)          12.66        25.01        5,276        1.24               3.00              174           1.24
    (0.22)          10.42        (2.02)       4,881        1.23               2.06              156           1.24
   $(0.07)         $10.11        (1.73)%    $66,055        2.09%+(b)(c)         1.27%            36%          2.09%+(b)
    (0.86)          10.36        (2.13)      73,735        2.00(b)(c)         1.43              126           2.00(b)
    (2.53)          11.45        29.35       78,813        2.00(b)(c)         1.78              276           2.00(b)
    (1.84)          11.11        11.62       64,058        1.75(b)            2.56              264           1.75(b)
    (1.55)          11.62         4.69       65,764        1.75+              2.16+              83           1.75+
    (0.27)          12.63        24.35       62,275        1.74               2.50              174           1.74
    (0.18)          10.40        (2.51)      52,905        1.73               1.56              156           1.74
   $(0.07)         $10.07        (1.72)%    $ 1,484        2.09%+(b)(c)         1.27%            36%          2.09%+(b)
    (0.86)          10.32        (2.17)       1,614        2.00(b)(c)         1.43              126           2.00(b)
    (2.54)          11.41        29.43        1,947        1.91(b)(c)         1.87              276           1.91(b)
    (1.87)          11.08        11.85        1,396        1.50(b)            2.81              264           1.50(b)
    (1.55)          11.60         4.71        1,187        1.62+              2.29+              83           1.62+
    (0.24)          12.61        24.03          992        1.99               2.25              174           1.99
    (0.15)          10.38        (2.72)         951        1.98               1.31              156           1.99

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
ASSET ALLOCATION
PRIMARY A SHARES
Period ended 9/30/1999#***
  (unaudited)..................     $23.06          $0.29            $(0.51)           $(0.22)          $(0.18)            --
INVESTOR A SHARES*
Period ended 9/30/1999#
  (unaudited)..................     $23.40          $0.18            $(0.77)           $(0.59)          $(0.15)            --
Period ended 5/14/1999.........      22.50           0.10              0.91              1.01            (0.11)            --
Year ended 2/28/1999...........      21.41           0.55              2.48              3.03            (0.45)        $(1.49)
Year ended 2/28/1998...........      19.40           0.52              3.72              4.24            (0.47)         (1.76)
Year ended 2/28/1997**.........      17.52           0.48              2.50              2.98            (0.46)         (0.64)
Year ended 2/29/1996...........      15.15           0.52              2.86              3.38            (0.53)         (0.48)
Year ended 2/28/1995...........      14.84           0.48              0.24              0.72            (0.41)            --
INVESTOR B SHARES*
Period ended 9/30/1999#
  (unaudited)..................     $23.32          $0.13            $(0.77)           $(0.64)          $(0.10)            --
Period ended 5/14/1999.........      22.45           0.06              0.89              0.95            (0.08)            --
Period ended 2/28/1999***......      23.17           0.22              0.75              0.97            (0.20)        $(1.49)
INVESTOR C SHARES*
Period ended 9/30/1999#
  (unaudited)..................     $23.33          $0.12            $(0.77)           $(0.65)          $(0.07)            --
Period ended 5/14/1999.........      22.45           0.05              0.92              0.97            (0.09)            --
Year ended 2/28/1999...........      21.36           0.44              2.49              2.93            (0.35)        $(1.49)
Year ended 2/28/1998...........      19.40           0.41              3.66              4.07            (0.36)         (1.75)
Period ended 2/28/1997***......      17.23           0.19              2.80              2.99            (0.18)         (0.64)
SEAFIRST SHARES*
Period ended 9/30/1999#
  (unaudited)..................     $17.66          $0.16            $(0.59)           $(0.43)          $(0.18)            --
Period ended 5/14/1999.........      17.01           0.08              0.69              0.77            (0.12)            --
Year ended 2/28/1999...........      16.63           0.45              1.88              2.33            (0.46)        $(1.49)
Year ended 2/28/1998***........      15.79           0.30              1.65              1.95            (0.24)         (0.87)

---------------

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Asset Allocation Fund's A Shares, B Shares, K Shares and SRF Shares, which were reorganized into the Investor A Shares, Investor B Shares, Investor C Shares and Seafirst Shares, respectively, as of May 21, 1999.

 ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

*** Asset Allocation Primary A, Investor B, Investor C and Seafirst Shares commenced operations on May 21, 1999, July 15, 1998, July 22, 1996 and June 23, 1997, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.18)         $22.66        (0.96)%    $  8,650       0.98%+(a)        2.43%+           30%          1.03%+(a)
   $(0.15)         $22.66        (2.54)%    $ 84,401       1.23%+(a)        2.18%+           30%          1.28%+(a)
    (0.11)          23.40         4.50        72,000       1.18+            2.01+            20           1.20+
    (1.94)          22.50        14.72        72,000       0.94             2.64            114           0.94
    (2.23)          21.41        23.07        49,000       1.03             2.67             67           1.09
    (1.10)          19.40        17.64        35,000       1.25             2.59            116           1.94
    (1.01)          17.52        22.80        22,000       0.62             3.49            157           2.92
    (0.41)          15.15         5.03         6,000       0.00             4.25            142           7.89
   $(0.10)         $22.58        (2.75)%    $108,591       1.98%+(a)        1.43%+           30%          2.03%+(a)
    (0.08)          23.32         4.26        10,000       1.95+            1.26+            20           1.97+
    (1.69)          22.45         4.59         6,000       1.74+            1.92+           114           1.74
   $(0.07)         $22.61        (2.80)%    $  2,093       1.98%+(a)        1.43%+           30%          2.03%+(a)
    (0.09)          23.33         4.31         2,000       1.67+            1.52+            20           1.96+
    (1.84)          22.45        14.23         2,000       1.44             2.14            114           1.69
    (2.11)          21.36        22.10         2,000       1.52             2.17             67           1.58
    (0.82)          19.40        17.69         1,000       1.94+            2.31+           116           3.26+
   $(0.18)         $17.05        (2.45)%    $199,336       0.98%+(a)        2.43%+           30%          1.28%+(a)
    (0.12)          17.66         4.52       214,000       0.95+            2.23+            20           1.19+
    (1.95)          17.01        14.76       208,000       0.93             2.65            114           0.94
    (1.11)          16.63        13.56       197,000       0.95+            2.73+            67           0.97+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                NET ASSET                      NET REALIZED      NET INCREASE/       DIVIDENDS      DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN       FROM NET         FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE     INVESTMENT        REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS       INCOME        CAPITAL GAINS
                                -------------------------------------------------------------------------------------------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited)...............     $18.16         $ 0.06            $(0.31)           $(0.25)           $(0.05)          $(0.67)
Year ended 3/31/1999#.......      19.92           0.13              0.64              0.77             (0.14)           (2.39)
Year ended 3/31/1998#.......      17.87           0.20              5.98              6.18             (0.19)           (3.94)
Year ended 3/31/1997........      16.60           0.26              2.69              2.95             (0.26)           (1.42)
Period ended 3/31/1996(a)...      16.21           0.07              1.06              1.13             (0.12)           (0.62)
Year ended 11/30/1995.......      12.98           0.27              3.91              4.18             (0.28)           (0.67)
Year ended 11/30/1994.......      13.74           0.24             (0.23)             0.01             (0.23)           (0.54)
INVESTOR A SHARES
Six months ended 9/30/1999#
  (unaudited)...............     $18.16         $ 0.03            $(0.29)           $(0.26)           $(0.03)          $(0.67)
Year ended 3/31/1999#.......      19.92           0.09              0.63              0.72             (0.09)           (2.39)
Year ended 3/31/1998#.......      17.87           0.15              5.98              6.13             (0.14)           (3.94)
Year ended 3/31/1997........      16.60           0.21              2.70              2.91             (0.22)           (1.42)
Period ended 3/31/1996(a)...      16.21           0.05              1.06              1.11             (0.10)           (0.62)
Year ended 11/30/1995.......      12.98           0.23              3.92              4.15             (0.25)           (0.67)
Year ended 11/30/1994.......      13.72           0.20             (0.20)             0.00             (0.20)           (0.54)
INVESTOR B SHARES
Six months ended 9/30/1999#
  (unaudited)...............     $18.00         $(0.03)           $(0.30)           $(0.33)               --           $(0.67)
Year ended 3/31/1999#.......      19.81          (0.05)             0.63              0.58                --            (2.39)
Year ended 3/31/1998#.......      17.81           0.02              5.96              5.98             (0.04)           (3.94)
Year ended 3/31/1997........      16.55           0.14              2.68              2.82             (0.14)           (1.42)
Period ended 3/31/1996(a)...      16.15           0.03              1.05              1.08             (0.06)           (0.62)
Year ended 11/30/1995.......      12.94           0.17              3.89              4.06             (0.18)           (0.67)
Year ended 11/30/1994.......      13.71           0.15             (0.22)            (0.07)            (0.16)           (0.54)
INVESTOR C SHARES
Six months ended 9/30/1999#
  (unaudited)...............     $17.98         $(0.03)           $(0.29)           $(0.32)               --           $(0.67)
Year ended 3/31/1999#.......      19.75          (0.02)             0.65              0.63             (0.01)           (2.39)
Year ended 3/31/1998#.......      17.75           0.04              5.95              5.99             (0.05)           (3.94)
Year ended 3/31/1997........      16.50           0.17              2.68              2.85             (0.18)           (1.42)
Period ended 3/31/1996(a)...      16.09           0.04              1.05              1.09             (0.06)           (0.62)
Year ended 11/30/1995.......      12.90           0.13              3.88              4.01             (0.15)           (0.67)
Year ended 11/30/1994.......      13.64           0.12             (0.22)            (0.10)            (0.10)           (0.54)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.72)         $17.19        (1.74)%   $1,672,535      0.96%+(b)       0.62%+         33%           0.96%+(b)
    (2.53)          18.16         4.15      1,939,704      0.94(b)(c)      0.76           38            0.94(b)
    (4.13)          19.92        38.53      2,248,460      0.95(b)         1.04           79            0.95(b)
    (1.68)          17.87        18.07      1,200,853      0.97(b)         1.51           47            0.97(b)
    (0.74)          16.60         7.20        998,957      0.96+           1.30+          12            0.96+
    (0.95)          16.21        34.53        956,669      0.94            1.90           63            0.94
    (0.77)          12.98        (0.08)       799,743      0.93            1.85           75            0.93
   $(0.70)         $17.20        (1.86)%   $  124,207      1.21%+(b)       0.37%+         33%           1.21%+(b)
    (2.48)          18.16         3.96        136,691      1.19(b)(c)      0.51           38            1.19(b)
    (4.08)          19.92        38.22        149,167      1.20(b)         0.79           79            1.20(b)
    (1.64)          17.87        17.80         70,305      1.22(b)         1.26           47            1.22(b)
    (0.72)          16.60         7.07         54,341      1.21+           1.05+          12            1.21+
    (0.92)          16.21        34.22         48,440      1.19            1.65           63            1.19
    (0.74)          12.98        (0.17)        35,445      1.18            1.60           75            1.18
   $(0.67)         $17.00        (2.21)%   $  147,903      1.96%+(b)      (0.38)%+        33%           1.96%+(b)
    (2.39)          18.00         3.11        154,025      1.94(b)(c)     (0.24)          38            1.94(b)
    (3.98)          19.81        37.29        149,635      1.87(b)         0.12           79            1.87(b)
    (1.56)          17.81        17.21         99,999      1.72(b)         0.76           47            1.72(b)
    (0.68)          16.55         6.90         88,861      1.71+           0.55+          12            1.71+
    (0.85)          16.15        33.55         83,699      1.69            1.15           63            1.69
    (0.70)          12.94        (0.69)        42,530      1.68            1.10           75            1.68
   $(0.67)         $16.99        (2.15)%   $   11,562      1.96%+(b)      (0.38)%+        33%           1.96%+(b)
    (2.40)          17.98         3.39         12,106      1.70(b)(c)      0.00           38            1.94(b)
    (3.99)          19.75        37.55         13,969      1.78(b)         0.21           79            1.78(b)
    (1.60)          17.75        17.51          6,519      1.47(b)         1.01           47            1.47(b)
    (0.68)          16.50         6.99          4,633      1.58+           0.68+          12            1.58+
    (0.82)          16.09        33.15          4,185      1.94            0.90           63            1.94
    (0.64)          12.90        (0.92)         2,983      1.93            0.85           75            1.93

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
EQUITY INCOME
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $11.36          $0.08            $ 0.10            $ 0.18           $(0.08)            --
Year ended 3/31/1999#..........      13.94           0.23             (1.45)            (1.22)           (0.23)        $(1.13)
Year ended 3/31/1998#..........      12.30           0.29              3.79              4.08            (0.28)         (2.16)
Year ended 3/31/1997...........      13.14           0.43              1.55              1.98            (0.41)         (2.41)
Period ended 3/31/1996(a)......      11.81           0.30              1.77              2.07            (0.37)         (0.37)
Year ended 5/31/1995...........      11.43           0.42              1.11              1.53            (0.42)         (0.73)
Year ended 5/31/1994...........      12.06           0.38              0.22              0.60            (0.42)         (0.81)
INVESTOR A SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $11.31          $0.06            $ 0.11            $ 0.17           $(0.07)            --
Year ended 3/31/1999#..........      13.89           0.20             (1.45)            (1.25)           (0.20)        $(1.13)
Year ended 3/31/1998#..........      12.26           0.26              3.77              4.03            (0.24)         (2.16)
Year ended 3/31/1997...........      13.11           0.36              1.58              1.94            (0.38)         (2.41)
Period ended 3/31/1996(a)......      11.78           0.27              1.77              2.04            (0.34)         (0.37)
Year ended 5/31/1995...........      11.41           0.40              1.10              1.50            (0.40)         (0.73)
Year ended 5/31/1994...........      12.02           0.37              0.21              0.58            (0.38)         (0.81)
INVESTOR B SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $11.31          $0.02            $ 0.11            $ 0.13           $(0.03)            --
Year ended 3/31/1999#..........      13.87           0.11             (1.45)            (1.34)           (0.09)        $(1.13)
Year ended 3/31/1998#..........      12.25           0.17              3.77              3.94            (0.16)         (2.16)
Year ended 3/31/1997...........      13.10           0.31              1.57              1.88            (0.32)         (2.41)
Period ended 3/31/1996(a)......      11.77           0.22              1.76              1.98            (0.28)         (0.37)
Year ended 5/31/1995...........      11.40           0.34              1.11              1.45            (0.35)         (0.73)
Period ended 5/31/1994*........      11.98           0.37              0.22              0.59            (0.36)         (0.81)
INVESTOR C SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $11.45          $0.02            $ 0.11            $ 0.13           $(0.03)            --
Year ended 3/31/1999#..........      14.01           0.12             (1.44)            (1.32)           (0.11)        $(1.13)
Year ended 3/31/1998#..........      12.35           0.18              3.83              4.01            (0.19)         (2.16)
Year ended 3/31/1997...........      13.19           0.33              1.59              1.92            (0.35)         (2.43)
Period ended 3/31/1996(a)......      11.83           0.21              1.78              1.99            (0.26)         (0.37)
Year ended 5/31/1995...........      11.47           0.32              1.08              1.40            (0.31)         (0.73)
Year ended 5/31/1994...........      12.04           0.28              0.21              0.49            (0.25)         (0.81)

---------------

  * Equity Income Investor B Shares commenced operations on June 7, 1993.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.08)         $11.46          1.57%    $492,164       0.87%+(b)(c)     1.31%+           13%          0.87%+(b)
    (1.36)          11.36         (9.40)     575,076       0.80(b)(c)       1.92             69           0.80(b)
    (2.44)          13.94         37.21      915,630       0.86(b)          2.22             74           0.86(b)
    (2.82)          12.30         15.62      200,772       0.91(b)          3.09            102           0.91(b)
    (0.74)          13.14         17.98      283,142       0.90+            2.84+            59           0.90+
    (1.15)          11.81         14.79      283,082       0.92             3.75            158           0.93
    (1.23)          11.43          5.00      225,740       0.94             3.41            116           0.95
   $(0.07)         $11.41          1.45%    $ 41,802       1.12%+(b)(c)     1.06%+           13%          1.12%+(b)
    (1.33)          11.31         (9.87)      51,278       1.05(b)(c)       1.67             69           1.05(b)
    (2.40)          13.89         36.92       68,006       1.11(b)          1.97             74           1.11(b)
    (2.79)          12.26         15.30       47,891       1.16(b)          2.84            102           1.16(b)
    (0.71)          13.11         17.75       42,606       1.15+            2.59+            59           1.15+
    (1.13)          11.78         14.53       35,538       1.17             3.50            158           1.18
    (1.19)          11.41          4.74       33,691       1.19             3.16            116           1.20
   $(0.03)         $11.41          1.10%    $ 94,712       1.87%+(b)(c)     0.31%+           13%          1.87%+(b)
    (1.22)          11.31        (10.49)     107,747       1.80(b)(c)       0.92             69           1.80(b)
    (2.32)          13.87         36.02      144,929       1.78(b)          1.30             74           1.78(b)
    (2.73)          12.25         14.76      108,055       1.66(b)          2.34            102           1.66(b)
    (0.65)          13.10         17.21      104,026       1.65+            2.09+            59           1.65+
    (1.08)          11.77         14.03       75,371       1.67             3.00            158           1.68
    (1.17)          11.40          4.84       46,043       1.69+            2.66+           116           1.70+
   $(0.03)         $11.55          1.07%    $  5,183       1.87%+(b)(c)     0.31%+           13%          1.87%+(b)
    (1.24)          11.45        (10.28)       5,801       1.64(b)(c)       1.08             69           1.80(b)
    (2.35)          14.01         36.28       10,348       1.69(b)          1.39             74           1.69(b)
    (2.76)          12.35         15.01        5,007       1.41(b)          2.59            102           1.41(b)
    (0.63)          13.19         17.20        4,612       1.75+            1.99+            59           1.75+
    (1.04)          11.83         13.49        4,278       1.92             2.75            158           1.93
    (1.06)          11.47          3.96        4,221       1.94             2.41            116           1.95

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
EQUITY INDEX
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited)..................     $25.06          $0.14            $(0.09)            $0.05           $(0.13)        $(0.05)
Year ended 3/31/1999...........      22.41           0.26              3.63              3.89            (0.25)         (0.99)
Year ended 3/31/1998#..........      15.89           0.27              7.11              7.38            (0.27)         (0.59)
Year ended 3/31/1997...........      13.58           0.26              2.36              2.62            (0.26)         (0.05)
Period ended 3/31/1996(a)......      12.91           0.08              0.86              0.94            (0.13)         (0.14)
Year ended 11/30/1995..........       9.84           0.28              3.20              3.48            (0.28)         (0.13)
Period ended 11/30/1994*.......      10.00           0.24             (0.21)             0.03            (0.19)            --
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited)..................     $24.94          $0.10            $(0.08)            $0.02           $(0.10)        $(0.05)
Year ended 3/31/1999...........      22.31           0.19              3.63              3.82            (0.20)         (0.99)
Year ended 3/31/1998#..........      15.87           0.21              7.05              7.26            (0.23)         (0.59)
Year ended 3/31/1997...........      13.58           0.25              2.32              2.57            (0.23)         (0.05)
Period ended 3/31/1996(a)......      12.91           0.06              0.87              0.93            (0.12)         (0.14)
Year ended 11/30/1995*.........      12.29           0.03              0.59              0.62               --             --

---------------

  * Equity Index Primary A and Investor A Shares commenced operations on December 15, 1993 and October 10, 1995, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                       RATIO OF                                    AND/OR EXPENSE
                                                                       OPERATING                                   REIMBURSEMENTS
                                                                      EXPENSES TO                                  ---------------
                                                         RATIO OF     AVERAGE NET       RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      ASSETS       NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST       AVERAGE NET      TURNOVER      AVERAGE NET
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE          ASSETS          RATE          ASSETS
----------------------------------------------------------------------------------------------------------------------------------
   $(0.18)         $24.93         0.17%     $986,201       0.35%+(b)     0.35%+           1.05%+           2%           0.71%+(b)
    (1.24)          25.06        18.26       933,313       0.35(b)         --             1.17             4            0.71(b)
    (0.86)          22.41        47.38       656,523       0.35(b)       0.36%            1.39            26            0.66(b)
    (0.31)          15.89        19.41       567,039       0.35(b)         --             1.91             5            0.70(b)
    (0.27)          13.58         7.33       192,388       0.35+         0.35+            1.99+            2            0.73+
    (0.41)          12.91        36.35       145,021       0.37          0.38             2.44            18            0.78
    (0.19)           9.84         0.29       123,147       0.35+           --             2.64+           14            0.79+
   $(0.15)         $24.81         0.06%     $ 20,900       0.60%+(b)     0.60%+           0.80%+           2%           0.96%+(b)
    (1.19)          24.94        18.00        13,827       0.60(b)         --             0.92             4            0.96(b)
    (0.82)          22.31        46.58         4,595       0.60(b)       0.61%            1.14            26            0.91(b)
    (0.28)          15.87        19.06         2,574       0.60(b)         --             1.66             5            0.95(b)
    (0.26)          13.58         7.26            95       0.35+         0.35+            1.99+            2            0.73+
       --           12.91         5.04            11       0.62+         0.63+            2.19+           18            1.03+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
GROWTH & INCOME
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $14.91         $(0.02)           $0.67              $0.65             --           $(0.03)
Year ended 3/31/1999#..........      12.03           0.00(b)          2.89               2.89             --            (0.01)
Period ended 3/31/1998*#.......      10.00           0.01             2.02               2.03             --               --
INVESTOR A SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $14.95         $(0.03)           $0.66              $0.63             --           $(0.03)
Year ended 3/31/1999#..........      12.02          (0.03)            2.97               2.94             --            (0.01)
Period ended 3/31/1998*#.......      10.00           0.00(b)          2.02               2.02             --               --
INVESTOR B SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $14.85         $(0.09)           $0.66              $0.57             --           $(0.03)
Year ended 3/31/1999#..........      12.02          (0.12)            2.96               2.84             --            (0.01)
Period ended 3/31/1998*#.......      10.00          (0.02)            2.04               2.02             --               --
INVESTOR C SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $14.86         $(0.09)           $0.67              $0.58             --           $(0.03)
Year ended 3/31/1999#..........      12.02          (0.12)            2.97               2.85             --            (0.01)
Period ended 3/31/1998*#.......      10.00          (0.02)            2.04               2.02             --               --

---------------

  * Growth & Income Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 31, 1997.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) Amount represents less than 0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.03)         $15.53         4.38%     $ 60,459       1.10%+(a)       (0.22)%+          60%          1.10%+(a)
    (0.01)          14.91        24.05        52,229       1.25(a)          0.05            150           1.25(a)
       --           12.03        20.30         2,517       1.09+(a)         0.38+            22           1.97+(a)
   $(0.03)         $15.55         4.24%     $ 69,018       1.35%+(a)       (0.47)%+          60%          1.35%+(a)
    (0.01)          14.95        24.38        43,392       1.50(a)         (0.20)           150           1.50(a)
       --           12.02        20.20         1,141       1.34+(a)         0.13+            22           2.22+(a)
   $(0.03)         $15.39         3.86%     $153,325       2.10%+(a)       (0.78)%+          60%          2.10%+(a)
    (0.01)          14.85        23.55        99,257       2.25(a)         (0.95)           150           2.25(a)
       --           12.02        20.20         7,907       2.09+(a)        (0.62)+           22           2.97+(a)
   $(0.03)         $15.41         3.92%     $ 11,438       2.10%+(a)       (0.78)%+          60%          2.10%+(a)
    (0.01)          14.86        23.63         3,233       2.25(a)         (0.95)           150           2.25(a)
       --           12.02        20.20           518       2.09+(a)        (0.62)+           22           2.97+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
BLUE CHIP
PRIMARY A SHARES
Period ended 9/30/1999#***
  (unaudited)..................     $35.00         $ 0.04           $ (0.47)           $(0.43)          $(0.02)            --
INVESTOR A SHARES*
Period ended 9/30/1999#
  (unaudited)..................     $35.92         $ 0.00(b)        $ (1.39)           $(1.39)              --             --
Period ended 5/14/1999.........      33.43           0.00(b)           2.49              2.49               --             --
Year ended 2/28/1999...........      29.90           0.09              5.26              5.35           $(0.10)        $(1.72)
Year ended 2/28/1998...........      25.22           0.16              7.91              8.07            (0.15)         (3.24)
Year ended 2/28/1997**.........      20.53           0.23              5.21              5.44            (0.22)         (0.53)
Year ended 2/29/1996...........      15.81           0.26              4.96              5.22            (0.28)         (0.22)
Year ended 2/28/1995...........      14.97           0.31              0.80              1.11            (0.27)            --
INVESTOR B SHARES*
Period ended 9/30/1999#
  (unaudited)..................     $35.77         $(0.11)          $ (1.38)           $(1.49)              --             --
Period ended 5/14/1999.........      33.34          (0.02)             2.45              2.43               --             --
Period ended 2/28/1999***......      33.73          (0.05)             1.39              1.34           $(0.01)        $(1.72)
INVESTOR SHARES C*
Period ended 9/30/1999#
  (unaudited)..................     $35.69         $(0.09)          $ (1.39)           $(1.48)              --             --
Period ended 5/14/1999.........      33.24          (0.04)             2.49              2.45               --             --
Year ended 2/28/1999...........      29.79          (0.06)             5.23              5.17               --         $(1.72)
Year ended 2/28/1998...........      25.20           0.04              7.83              7.87           $(0.04)         (3.24)
Period ended 2/28/1997***......      20.38           0.07              5.35              5.42            (0.07)         (0.53)
SEAFIRST SHARES*
Period ended 9/30/1999#
  (unaudited)..................     $31.64         $ 0.03           $ (1.23)           $(1.20)          $(0.01)            --
Period ended 5/14/1999.........      29.45           0.02              2.19              2.21            (0.02)            --
Year ended 2/28/1999...........      26.53           0.14              4.66              4.80            (0.16)        $(1.72)
Period ended 2/28/1998***......      24.02           0.14              3.99              4.13            (0.12)         (1.50)

---------------

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Blue Chip Fund's A Shares, B Shares, K Shares and SRF Shares, which were reorganized into the Investor A Shares, Investor B Shares, Investor C Shares and Seafirst Shares, respectively, as of May 21, 1999.

 ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

*** Blue Chip Primary A, Investor B, Investor C and Seafirst Shares commenced operations on May 21, 1999, July 15, 1998, July 22, 1996 and June 23, 1997.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) Amount represents less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                         WITHOUT WAIVERS
                                                                                         AND/OR EXPENSE
                                                                                         REIMBURSEMENTS
                                                                                         ---------------
                                                         RATIO OF         RATIO OF          RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
--------------------------------------------------------------------------------------------------------
   $(0.02)         $34.55        (1.24)%    $ 30,278       0.96%+           0.24%+            1.00%+
       --          $34.53        (3.90)%    $358,743       1.21%+          (0.01)%+           1.25%+
       --           35.92         7.45       423,000       1.29+           (0.03)+            1.33+
   $(1.82)          33.43        18.58       401,000       1.16             0.31              1.17
    (3.39)          29.90        33.96       288,000       1.18             0.63              1.22
    (0.75)          25.22        27.01       153,000       1.28             0.99              1.71
    (0.50)          20.53        33.39        67,000       0.83             1.63              2.28
    (0.27)          15.81         7.60         6,000       0.00             2.46              6.32
       --          $34.28        (4.17)%    $ 36,927       1.96%+          (0.76)%+           2.00%+
       --           35.77         7.29        21,000       2.05+           (0.77)+            2.09+
   $(1.73)          33.34         4.53        13,000       1.97+           (0.58)+            1.99+
       --          $34.21        (4.15)%    $ 12,150       1.96%+          (0.76)%+           2.00%+
       --           35.69         7.37        15,000       1.80+           (0.54)+            2.08+
   $(1.72)          33.24        17.96        13,000       1.66            (0.22)             1.92
    (3.28)          29.79        33.08         7,000       1.67             0.12              1.69
    (0.60)          25.20        26.96         1,000       1.92+            0.45+             2.12+
       --          $30.43        (3.78)%    $419,108       0.96%+           0.24%+            1.25%+
   $(0.02)          31.64         7.52       444,000       0.95+            0.32+             1.34+
    (1.88)          29.45        18.89       418,000       0.95             0.52              1.17
    (1.62)          26.53        19.30       370,000       0.95+            0.81+             1.15+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
STRATEGIC EQUITY
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $13.86         $ 0.00(b)         $(0.17)           $(0.17)            --           $(0.14)
Period ended 3/31/1999*#.......      10.00           0.00(b)           3.87              3.87             --            (0.01)
INVESTOR A SHARES
Period ended 9/30/1999**#
  (unaudited)..................     $13.88         $ 0.00(b)         $(0.35)           $(0.35)            --               --
INVESTOR B SHARES
Period ended 9/30/1999**#
  (unaudited)..................     $13.88         $(0.01)           $(0.35)           $(0.36)            --               --
INVESTOR C SHARES
Period ended 9/30/1999**#
  (unaudited)..................     $13.88         $ 0.00(b)         $(0.35)           $(0.35)            --               --

---------------

  * Strategic Equity Primary A Shares commenced operations on October 2, 1998.

 ** Strategic Equity Investor A Shares, Investor B Shares and Investor C Shares commenced operations on August 2, 1999.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) Amount represents less than 0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD       AVERAGE       AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS         ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.14)         $13.55        (1.26)%    $368,302       0.95%+(a)       (0.07)%+         23%           0.95%+(a)
    (0.01)          13.86        38.65       266,823       1.07+(a)        (0.03)+          34            1.07+(a)
       --          $13.53        (1.41)%    $    307       1.20%+(a)       (0.32)%+         23%           1.20%+(a)
       --          $13.52        (1.48)%    $     93       1.95%+(a)       (0.93)%+         23%           1.95%+(a)
       --          $13.53        (1.41)%    $    338       1.95%+(a)       (0.93)%+         23%           1.95%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                        -----------------------------------------------------------------------------------------
CAPITAL GROWTH
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited)........................    $12.05        $(0.02)          $0.12             $0.10              --        $(0.10)
Year ended 3/31/1999#................     13.30         (0.00)(b)        1.59              1.59              --         (2.84)
Year ended 3/31/1998#................     11.70          0.02            5.27              5.29           (0.01)        (3.68)
Year ended 3/31/1997#................     13.43          0.05            1.66              1.71           (0.05)        (3.39)
Period ended 3/31/1996(a)............     14.24          0.02            0.38              0.40           (0.02)        (1.19)
Year ended 11/30/1995................     11.23          0.09            3.28              3.37           (0.10)        (0.26)
Year ended 11/30/1994................     11.08          0.09            0.14              0.23           (0.08)        (0.00)(b)
INVESTOR A SHARES
Six months ended 9/30/1999#
  (unaudited)........................    $11.97        $(0.04)          $0.12             $0.08              --        $(0.10)
Year ended 3/31/1999#................     13.26         (0.03)           1.58              1.55              --         (2.84)
Year ended 3/31/1998#................     11.67         (0.01)           5.28              5.27              --         (3.68)
Year ended 3/31/1997#................     13.41          0.02            1.65              1.67           (0.02)        (3.39)
Period ended 3/31/1996(a)............     14.22          0.01            0.38              0.39           (0.01)        (1.19)
Year ended 11/30/1995................     11.21          0.06            3.28              3.34           (0.07)        (0.26)
Year ended 11/30/1994................     11.06          0.07            0.14              0.21           (0.06)        (0.00)(b)
INVESTOR B SHARES
Six months ended 9/30/1999#
  (unaudited)........................    $11.39        $(0.08)          $0.12             $0.04              --        $(0.10)
Year ended 3/31/1999#................     12.83         (0.11)           1.51              1.40              --         (2.84)
Year ended 3/31/1998#................     11.47         (0.10)           5.14              5.04              --         (3.68)
Year ended 3/31/1997#................     13.31         (0.08)           1.63              1.55              --         (3.39)
Period ended 3/31/1996(a)............     14.15         (0.02)           0.37              0.35              --         (1.19)
Year ended 11/30/1995................     11.17         (0.03)           3.27              3.24              --         (0.26)
Year ended 11/30/1994................     11.05         (0.01)           0.13              0.12              --         (0.00)(b)
INVESTOR C SHARES
Six months ended 9/30/1999#
  (unaudited)........................    $11.48        $(0.08)          $0.12             $0.04              --        $(0.10)
Year ended 3/31/1999#................     12.92         (0.11)           1.51              1.40              --         (2.84)
Year ended 3/31/1998#................     11.50         (0.08)           5.18              5.10              --         (3.68)
Year ended 3/31/1997#................     13.26         (0.01)           1.64              1.63              --         (3.39)
Period ended 3/31/1996(a)............     14.09          0.00(b)         0.36              0.36              --         (1.19)
Year ended 11/30/1995................     11.14         (0.03)           3.24              3.21              --         (0.26)
Year ended 11/30/1994................     11.01         (0.02)           0.15              0.13              --         (0.00)(b)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) Amount represents less than 0.01 per share.

 (c) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (d) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.10)         $12.05         0.83%     $695,169       0.96%+(c)       (0.34)%+          29%          0.96%+(c)
    (2.84)          12.05        14.99       737,620       0.96(c)         (0.04)            39           0.96(c)
    (3.69)          13.30        53.89       872,150       0.95(c)(d)       0.13            113           0.95(c)
    (3.44)          11.70        11.88       533,168       0.96(d)          0.39             75           0.96
    (1.21)          13.43         3.14       839,300       0.96+            0.38+            25           0.96+
    (0.36)          14.24        30.96       867,361       0.98             0.71             80           0.98
    (0.08)          11.23         2.14       717,914       0.90             0.85             56           0.91
   $(0.10)         $11.95         0.67%     $ 49,072       1.21%+(c)       (0.59)%+          29%          1.21%+(c)
    (2.84)          11.97        14.70        52,987       1.21(c)         (0.29)            39           1.21(c)
    (3.68)          13.26        53.83        43,380       1.20(c)(d)      (0.12)           113           1.20(c)
    (3.41)          11.67        11.58        20,465       1.21(d)          0.14             75           1.21
    (1.20)          13.41         3.02        18,311       1.21+            0.13+            25           1.21+
    (0.33)          14.22        30.70        16,770       1.23             0.46             80           1.23
    (0.06)          11.21         1.93        11,038       1.15             0.60             56           1.16
   $(0.10)         $11.33         0.35%     $ 63,864       1.96%+(c)       (1.34)%+          29%          1.96%+(c)
    (2.84)          11.39        13.86        66,338       1.96(c)         (1.04)            39           1.96(c)
    (3.68)          12.83        52.52        59,496       1.95(c)(d)      (0.87)           113           1.95(c)
    (3.39)          11.47        10.68        41,933       1.96(d)         (0.61)            75           1.96
    (1.19)          13.31         2.77        41,045       1.96+           (0.62)+           25           1.96+
    (0.26)          14.15        29.80        40,868       1.98            (0.29)            80           1.98
    (0.00)(b)       11.17         1.12        23,591       1.90            (0.15)            56           1.91
   $(0.10)         $11.42         0.34%     $  4,038       1.96%+(c)       (1.34)%+          29%          1.96%+(c)
    (2.84)          11.48        13.76         3,862       1.96(c)         (1.04)            39           1.96(c)
    (3.68)          12.92        53.02         6,176       1.78(c)(d)      (0.70)           113           1.78(c)
    (3.39)          11.50        11.39         5,752       1.46(d)         (0.11)            75           1.46
    (1.19)          13.26         2.86         3,655       1.58+           (0.24)+           25           1.58+
    (0.26)          14.09        29.61         3,322       1.98            (0.29)            80           1.98
    (0.00)(b)       11.14         1.22         2,394       1.90            (0.15)            56           1.91

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
DISCIPLINED EQUITY
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited)..................     $ 23.36        $ 0.02            $(0.65)           $(0.63)              --         $(0.88)
Year ended 3/31/1999...........       22.17          0.02              3.22              3.24           $(0.01)+++      (2.04)
Year ended 3/31/1998##.........       18.47          0.08              7.88              7.96            (0.03)         (4.23)
Year ended 3/31/1997...........       17.19          0.14              2.79              2.93            (0.14)         (1.51)
Period ended 3/31/1996(a)......       17.06          0.05              0.35              0.40            (0.04)         (0.23)
Year ended 11/30/1995..........       13.08          0.10              3.96              4.06            (0.08)            --
Period ended 11/30/1994*.......       13.31          0.01             (0.23)#           (0.22)           (0.01)            --
Period ended 4/29/1994*........       13.65         (0.05)             2.66              2.61               --          (2.95)
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited)..................     $ 23.23        $(0.01)           $(0.64)           $(0.65)              --         $(0.88)
Year ended 3/31/1999...........       22.09         (0.03)             3.21              3.18               --          (2.04)
Year ended 3/31/1998##.........       18.44          0.02              7.87              7.89           $(0.01)         (4.23)
Year ended 3/31/1997...........       17.16          0.08              2.80              2.88            (0.09)         (1.51)
Period ended 3/31/1996(a)......       17.04          0.04              0.35              0.39            (0.04)         (0.23)
Year ended 11/30/1995..........       13.06          0.09              3.96              4.05            (0.07)            --
Period ended 11/30/1994*.......       13.30          0.00(b)          (0.23)#           (0.23)           (0.01)            --
Period ended 4/29/1994*........       14.94         (0.04)             1.35              1.31               --          (2.95)
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited)..................     $ 22.47        $(0.10)           $(0.61)           $(0.71)              --         $(0.88)
Year ended 3/31/1999...........       21.57         (0.17)             3.11              2.94               --          (2.04)
Year ended 3/31/1998##.........       18.20         (0.12)             7.72              7.60               --          (4.23)
Year ended 3/31/1997...........       17.00         (0.05)             2.76              2.71               --          (1.51)
Period ended 3/31/1996(a)......       16.89         (0.01)             0.35              0.34               --          (0.23)
Year ended 11/30/1995..........       13.02          0.03              3.87              3.90           $(0.03)            --
Period ended 11/30/1994**......       12.77         (0.02)             0.28              0.26            (0.01)            --
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited)..................     $ 22.86        $(0.10)           $(0.63)           $(0.73)              --         $(0.88)
Year ended 3/31/1999...........       21.92         (0.17)             3.15              2.98               --          (2.04)
Year ended 3/31/1998##.........       18.41         (0.09)             7.83              7.74               --          (4.23)
Year ended 3/31/1997...........       17.10          0.04              2.79              2.83           $(0.01)         (1.51)
Period ended 3/31/1996(a)......       16.97          0.01              0.35              0.36               --          (0.23)
Period ended 11/30/1995**......       14.08          0.00(b)           2.92              2.92            (0.03)            --

---------------

   * The period for the Disciplined Equity Primary A Shares and Investor A Shares reflects operations from April 30, 1994 through November 30, 1994. The financial information for the fiscal periods through April 29, 1994 is based on the financial information for The Capitol Mutual Funds' Special Equity Portfolio Class A Shares and Class B Shares, which were reorganized into Primary A Shares and Investor A Shares of Nations Disciplined Equity Fund (then named Nations Special Equity Fund) as of the close of business on April 29, 1994.

  ** Disciplined Equity Investor B and Investor C Shares commenced operations on
     May 20, 1994 and May 10, 1995, respectively.

   + Annualized.

  ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 +++ Amount includes distributions in excess of net investment income of less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                             WITHOUT WAIVERS
                                                                                                             AND/OR EXPENSE
                                                                                                             REIMBURSEMENTS
                                                                                                             ---------------
                                                                 RATIO OF       RATIO OF NET                    RATIO OF
                TOTAL       NET ASSET              NET ASSETS    OPERATING       INVESTMENT                     OPERATING
              DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
RETURN OF        AND         END OF      TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
 CAPITAL    DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
     --        $(0.88)       $21.85       (2.88)%   $391,686       0.98%+(c)(d)       0.14%+         37%          0.98%+(d)
     --         (2.05)        23.36       15.74      412,176       0.97(c)(d)       0.12             72           0.97(d)
     --         (4.26)        22.17       48.65      132,504       0.98(c)(d)       0.37             79           0.98(d)
     --         (1.65)        18.47       17.00      100,260       1.04(c)          0.70            120           1.04
     --         (0.27)        17.19        2.44      116,469       1.02+            0.82+            47           1.02+
     --         (0.08)        17.06       31.13      109,939       1.30             0.85            124           1.30
 $(0.00)(b)     (0.01)        13.08       (1.62)       9,947       1.13+            0.12+           177           1.56+
     --         (2.95)        13.31       18.79        8,079       1.20+           (0.60)+          475           1.53+
     --        $(0.88)       $21.70       (2.98)%   $ 59,621       1.23%+(c)(d)      (0.11)%+        37%          1.23%+(d)
     --         (2.04)        23.23       15.49       67,356       1.22(c)(d)     (0.13)             72           1.22(d)
     --         (4.24)        22.09       48.28       21,725       1.23(c)(d)       0.12             79           1.23(d)
     --         (1.60)        18.44       16.76        6,837       1.29(c)          0.45            120           1.29
     --         (0.27)        17.16        2.35        4,722       1.12+            0.72+            47           1.12+
     --         (0.07)        17.04       31.05        3,234       1.40             0.75            124           1.40
 $(0.00)(b)     (0.01)        13.06       (1.71)         252       1.23+            0.02+           177           1.66+
     --         (2.95)        13.30        8.31          165       1.30+           (0.62)+          475           1.74+
     --        $(0.88)       $20.88       (3.66)%   $ 50,368       1.98%+(c)(d)      (0.86)%+        37%          1.98%+(d)
     --         (2.04)        22.47       14.69       50,797       1.97(c)(d)      (0.88)            72           1.97(d)
     --         (4.23)        21.57       47.14       38,079       1.98(c)(d)      (0.63)            79           1.98(d)
     --         (1.51)        18.20       15.86       20,257       2.04(c)        (0.30)            120           2.04
     --         (0.23)        17.00        2.08       18,412       2.02+           (0.18)+           47           2.02+
     --         (0.03)        16.89       29.94       16,874       2.30            (0.15)           124           2.30
 $(0.00)(b)     (0.01)        13.02        2.02          177       2.09+           (0.84)+          177           2.52+
     --        $(0.88)       $21.25       (3.39)%   $  1,736       1.98%+(c)(d)      (0.86)%+        37%          1.98%+(d)
     --         (2.04)        22.86       14.64        1,629       1.97(c)(d)     (0.88)             72           1.97(d)
     --         (4.23)        21.92       47.38        1,199       1.81(c)(d)      (0.46)            79           1.81(d)
     --         (1.52)        18.41       16.45          446       1.54(c)          0.20            120           1.54
     --         (0.23)        17.10        2.19          283       1.65+            0.19+            47           1.65+
     --         (0.03)        16.97       20.78          322       2.30+           (0.15)+          124           2.30+

---------------

   # The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.

 ## Per share net investment income has been calculated using the monthly average shares method.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) Amount represents less than $0.01 per share.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (d) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
FOCUSED EQUITIES
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $16.69         $(0.01)           $0.55              $0.54            --            $(0.20)
Year ended 3/31/1999#..........      12.13          (0.01)            4.58               4.57            --             (0.01)
Period ended 3/31/1998*#.......      10.00          (0.01)            2.14               2.13            --                --
INVESTOR A SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $16.73         $(0.03)           $0.53              $0.50            --            $(0.20)
Year ended 3/31/1999#..........      12.14          (0.04)            4.64               4.60            --             (0.01)
Period ended 3/31/1998*#.......      10.00          (0.01)            2.15               2.14            --                --
INVESTOR B SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $16.62         $(0.10)           $0.55              $0.45            --            $(0.20)
Year ended 3/31/1999#..........      12.13          (0.12)            4.62               4.50            --             (0.01)
Period ended 3/31/1998*#.......      10.00          (0.04)            2.17               2.13            --                --
INVESTOR C SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $16.67         $(0.10)           $0.56              $0.46            --            $(0.20)
Year ended 3/31/1999#..........      12.13          (0.14)            4.69               4.55            --             (0.01)
Period ended 3/31/1998*#.......      10.00          (0.04)            2.17               2.13            --                --

---------------

  * Shares commenced operations on December 31, 1997.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.20)         $17.03         3.21%     $157,548       1.04%+(a)       (0.16)%+          59%          1.04%+(a)
    (0.01)          16.69        37.73       105,458       1.06(a)          0.05            177           1.06(a)
       --           12.13        21.30         8,808       1.52+(a)        (0.30)+           25           1.52+(a)
   $(0.20)         $17.03         2.96%     $333,598       1.29%+(a)       (0.41)%+          59%          1.29%+(a)
    (0.01)          16.73        37.94       238,137       1.31(a)         (0.20)           177           1.31(a)
       --           12.14        21.40         6,056       1.77+(a)        (0.55)+           25           1.77+(a)
   $(0.20)         $16.87         2.68%     $502,437       2.04%+(a)       (0.84)%+          59%          2.04%+(a)
    (0.01)          16.62        37.15       306,365       2.06(a)         (0.95)           177           2.06(a)
       --           12.13        21.30        20,446       2.52+(a)        (1.30)+           25           2.52+(a)
   $(0.20)         $16.93         2.73%     $ 63,313       2.04%+(a)       (0.84)%+          59%          2.04%+(a)
    (0.01)          16.67        37.56        13,682       2.06(a)         (0.95)           177           2.06(a)
       --           12.13        21.30           469       2.52+(a)        (1.30)+           25           2.52+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                 NET ASSET                      NET REALIZED      NET INCREASE/     DISTRIBUTIONS
                                                   VALUE           NET         AND UNREALIZED     (DECREASE) IN       FROM NET
                                                 BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE      REALIZED
                                                 OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS    CAPITAL GAINS
                                                 --------------------------------------------------------------------------------
EMERGING GROWTH
PRIMARY A SHARES
Six months ended 9/30/1999# (unaudited)......     $13.31         $(0.04)           $ 1.24            $ 1.20            $(0.18)
Year ended 3/31/1999#........................      16.56          (0.04)            (0.94)            (0.98)            (2.27)
Year ended 3/31/1998#........................      12.86          (0.06)             5.55              5.49             (1.79)
Year ended 3/31/1997#........................      14.04          (0.04)             0.20              0.16             (1.34)
Period ended 3/31/1996#(a)...................      14.28           0.00(b)           1.26              1.26             (1.50)
Year ended 11/30/1995........................      11.41           0.01              3.26              3.27             (0.40)
Year ended 11/30/1994#.......................      10.87          (0.03)             0.71              0.68             (0.14)
INVESTOR A SHARES
Six months ended 9/30/1999# (unaudited)......     $13.04         $(0.05)           $ 1.21            $ 1.16            $(0.18)
Year ended 3/31/1999#........................      16.30          (0.07)            (0.92)            (0.99)            (2.27)
Year ended 3/31/1998#........................      12.69          (0.10)             5.50              5.40             (1.79)
Year ended 3/31/1997#........................      13.91          (0.07)             0.19              0.12             (1.34)
Period ended 3/31/1996#(a)...................      14.17          (0.01)             1.25              1.24             (1.50)
Year ended 11/30/1995........................      11.35          (0.01)             3.23              3.22             (0.40)
Year ended 11/30/1994#.......................      10.85          (0.06)             0.70              0.64             (0.14)
INVESTOR B SHARES
Six months ended 9/30/1999# (unaudited)......     $12.28         $(0.10)           $ 1.14            $ 1.04            $(0.18)
Year ended 3/31/1999#........................      15.58          (0.15)            (0.88)            (1.03)            (2.27)
Year ended 3/31/1998#........................      12.29          (0.20)             5.28              5.08             (1.79)
Year ended 3/31/1997#........................      13.61          (0.18)             0.20              0.02             (1.34)
Period ended 3/31/1996#(a)...................      13.93          (0.05)             1.23              1.18             (1.50)
Year ended 11/30/1995........................      11.24          (0.07)             3.16              3.09             (0.40)
Year ended 11/30/1994#.......................      10.82          (0.14)             0.70              0.56             (0.14)
INVESTOR C SHARES
Six months ended 9/30/1999# (unaudited)......     $12.33         $(0.10)           $ 1.15            $ 1.05            $(0.18)
Year ended 3/31/1999#........................      15.63          (0.15)            (0.88)            (1.03)            (2.27)
Year ended 3/31/1998#........................      12.31          (0.18)             5.29              5.11             (1.79)
Year ended 3/31/1997#........................      13.56          (0.10)             0.19              0.09             (1.34)
Period ended 3/31/1996#(a)...................      13.87          (0.03)             1.22              1.19             (1.50)
Year ended 11/30/1995........................      11.20          (0.08)             3.15              3.07             (0.40)
Year ended 11/30/1994#.......................      10.78          (0.14)             0.70              0.56             (0.14)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Amount represents less than 0.01 per share.

(c) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                           WITHOUT WAIVERS
                                                                                                           AND/OR EXPENSE
                                                           RATIO OF                                        REIMBURSEMENTS
                                                           OPERATING                                       ---------------
                                         RATIO OF         EXPENSES TO           RATIO OF                      RATIO OF
                           NET ASSETS    OPERATING        AVERAGE NET        NET INVESTMENT                   OPERATING
  NET ASSET                  END OF     EXPENSES TO         ASSETS          INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET        INCLUDING          AVERAGE NET      TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS       INTEREST EXPENSE          ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
   $14.33         9.03%     $178,147       1.03%+(c)(d)          --              (0.50)%+          16%          1.03%+(c)
    13.31        (7.21)      177,861       0.98(c)(d)          --                (0.29)            43           0.98(c)
    16.56        45.09       318,584       0.98(c)           0.99%               (0.42)            76           0.98(c)
    12.86         0.48       267,319       0.98(c)             --                (0.26)            93           0.98(c)
    14.04         9.87       295,764       0.99+               --                (0.06)+           39           0.99+
    14.28        29.95       269,484       0.98                --                 0.08            139           0.98
    11.41         6.26       182,459       1.01                --                (0.29)           129           1.01
   $14.02         8.91%     $ 11,754       1.28%+(c)(d)          --              (0.75)%+          16%          1.28%+(c)
    13.04        (7.41)       18,042       1.23(c)(d)          --                (0.54)            43           1.23(c)
    16.30        44.86        21,591       1.23(c)             --                (0.67)            76           1.23(c)
    12.69         0.18        12,126       1.23(c)             --                (0.51)            93           1.23(c)
    13.91         9.80         7,802       1.24+               --                (0.31)+           39           1.24+
    14.17        29.65         5,765       1.23                --                (0.17)           139           1.23
    11.35         5.90         3,234       1.26                --                (0.54)           129           1.26
   $13.14         8.48%     $ 32,138       2.03%+(c)(d)          --              (1.50)%+          16%          2.03%+(c)
    12.28        (8.10)       33,245       1.98(c)(d)          --                (1.29)            43           1.98(c)
    15.58        43.64        45,451       1.98(c)           1.99%               (1.42)            76           1.98(c)
    12.29        (0.57)       33,342       1.98(c)             --                (1.26)            93           1.98(c)
    13.61         9.52        34,989       1.99+               --                (1.06)+           39           1.99+
    13.93        28.75        32,349       1.98                --                (0.92)           139           1.98
    11.24         5.17        15,909       2.01                --                (1.29)           129           2.01
   $13.20         8.52%     $  1,483       2.03%+(c)(d)          --              (1.50)%+          16%          2.03%+(c)
    12.33        (8.08)        1,383       1.98(c)(d)          --                (1.29)            43           1.98(c)
    15.63        43.80         2,266       1.81(c)           1.82%               (1.25)            76           1.81(c)
    12.31        (0.04)        1,437       1.48(c)             --                (0.76)            93           1.48(c)
    13.56         9.64           936       1.61+               --                (0.68)+           39           1.61+
    13.87        28.67           805       1.98                --                (0.92)           139           1.98
    11.20         5.19           542       2.01                --                (1.29)           129           2.01

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                     NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                       VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                     BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                     OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                     -----------------------------------------------------------------------------------------
SMALL COMPANY GROWTH
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited)......................   $11.50        $(0.05)          $ 2.12           $ 2.07              --            --
Year ended 3/31/1999#..............    15.79         (0.05)           (3.11)           (3.16)             --        $(1.13)
Period ended 3/31/1998*............    12.07          0.01             4.43             4.44          $(0.01)        (0.71)
Period ended 5/16/1997*............    10.65          0.04             1.47             1.51           (0.04)        (0.05)
Period ended 8/31/1996*(a).........    10.00          0.09             0.64             0.73           (0.08)           --
INVESTOR A SHARES
Six months ended 9/30/1999#
  (unaudited)......................   $11.43        $(0.08)          $ 2.10           $ 2.02              --            --
Year ended 3/31/1999#..............    15.74         (0.07)           (3.11)           (3.18)             --        $(1.13)
Period ended 3/31/1998*............    12.05         (0.02)            4.42             4.40              --         (0.71)
Period ended 5/16/1997*............    10.64          0.03             1.46             1.49          $(0.03)        (0.05)
Period ended 8/31/96*(a)...........    10.00          0.05             0.64             0.69           (0.05)           --
INVESTOR B SHARES
Six months ended 9/30/1999#
  (unaudited)......................   $11.23        $(0.11)          $ 2.09           $ 1.98              --            --
Year ended 3/31/1999#..............    15.59         (0.11)           (3.12)           (3.23)             --        $(1.13)
Period ended 3/31/1998*............    12.03         (0.08)            4.35             4.27              --         (0.71)
Period ended 5/16/1997*............    10.65         (0.03)            1.46             1.43              --         (0.05)
Period ended 8/31/1996*(a).........    10.00          0.01             0.65             0.66          $(0.01)           --
INVESTOR C SHARES
Six months ended 9/30/1999#
  (unaudited)......................   $11.38        $(0.09)          $ 2.08           $ 1.99              --            --
Year ended 3/31/1999#..............    15.74         (0.12)           (3.11)           (3.23)             --        $(1.13)
Period ended 3/31/1998**...........    15.18         (0.08)            1.35             1.27              --         (0.71)

---------------

  * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund's Pilot Shares, Class A Shares and Class B Shares, which were reorganized into the Primary A Shares, Investor A Shares and Investor B Shares, respectively, as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment manager to Small Company Growth was Boatmen's Trust Company. Effective May 23, 1997, the investment manager to Small Company Growth became TradeStreet Investment Associates, Inc.

 ** Small Company Growth's Investor C Shares commenced operations on September
    22, 1997.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) Represents the period from December 12, 1995 (commencement of operations) to August 31, 1996.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                         WITHOUT WAIVERS
                                                                                                         AND/OR EXPENSE
                                                                                                         REIMBURSEMENTS
                                                                                                         ---------------
                                                             RATIO OF         RATIO OF                      RATIO OF
        TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
    --------------------------------------------------------------------------------------------------------------------
                                                                1.11%+(b)
           --          $13.57         18.00%    $369,446            (c)        (0.77)%+         32%            1.21%+(b)
       $(1.13)          11.50        (21.05)     327,981        0.95(b)        (0.42)           87             1.22(b)
        (0.72)          15.79         37.27      235,427        0.95+(b)        0.05+           59             1.26+(b)
        (0.09)          12.07         14.21      109,450        0.98+           0.54+           48             1.41+
        (0.08)          10.65          7.37       70,483        1.00+           1.06+           31             1.54+
           --          $13.45         17.78%    $146,154        1.36%+(b)(c)      (1.02)%+      32%            1.46%+(b)
       $(1.13)          11.43        (21.32)      16,143        1.20(b)        (0.67)           87             1.47(b)
        (0.71)          15.74         37.02        6,772        1.20+(b)       (0.20)+          59             1.51+(b)
        (0.08)          12.05         13.98        3,697        1.23+           0.30+           48             1.66+
        (0.05)          10.64          6.88        2,611        1.25+           0.66+           31             1.65+
           --          $13.21         17.63%    $  6,621        2.11%+(b)(c)      (1.77)%+      32%            2.21%+(b)
       $(1.13)          11.23        (21.86)       5,127        1.95(b)        (1.42)           87             2.22(b)
        (0.71)          15.59         36.06        3,384        1.87+(b)       (0.87)+          59             2.18+(b)
        (0.05)          12.03         13.43        2,635        1.97+          (0.45)+          48             2.41+
        (0.01)          10.65          6.65        1,878        2.01+          (0.07)+          31             2.44+
           --          $13.37         17.59%    $  2,081        2.11%+(b)(c)      (1.77)%+      32%            2.21%+(b)
       $(1.13)          11.38        (21.66)       1,951        1.70(b)        (1.17)           87             2.22(b)
        (0.71)          15.74          8.75        3,122        1.95+(b)       (0.95)+          59             2.26+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust"), Nations Fund, Inc. (the "Company") and Nations Reserves ("Reserves") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1999, the Trust offered thirty-six separate portfolios, the Company offered seven separate portfolios and Reserves offered sixteen separate portfolios. These financial statements pertain only to certain domestic stock portfolios of the Trust, the Company and Reserves (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust, the Company and Reserves are presented under separate cover. The Funds (except Equity Index Fund) currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Equity Index Fund currently offers Primary A Shares and Investor A Shares. In addition, Asset Allocation Fund and Blue Chip Fund also offer Seafirst Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

The Blue Chip Fund seeks to achieve its investment objective by investing substantially all of its assets in the Blue Chip Master Portfolio, a series of Nations Master Investment Trust (the "Master Trust"), another open-end investment company in the Nations Funds family. The Master Portfolio has the same investment objective as the Blue Chip Fund. The value of the Blue Chip Fund's investment in the Blue Chip Master Portfolio included in the Statements of net assets reflects the Blue Chip Fund's proportionate beneficial interest in the net assets of the Blue Chip Master Portfolio (93.8% at September 30, 1999). The financial statements of the Blue Chip Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Blue Chip Fund's financial statements. Another fund not registered under the 1940 Act offered by the Nations Offshore Funds and managed by Banc of America Advisors, Inc. ("BAAI"), whose financial statements are not presented here, also invests in the Blue Chip Master Portfolio.

Effective August 20, 1999, the Marsico Growth & Income Fund and Marsico Focused Equities Fund converted to a master-feeder structure. The Funds seek to achieve their investment objectives by investing substantially all of their assets in corresponding Master Portfolios of the Master Trust which have the same investment objective as each Fund. Because the value of each Fund's investment in the corresponding Master Portfolio at September 30, 1999 represented substantially all of the beneficial interests in the Master Portfolio, financial statements of the Master Portfolios have not been prepared and references in this report to Marsico Growth & Income Fund and Marsico Focused Equities Fund should be read to include references to the corresponding Master Portfolio.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities which are traded on a recognized exchange or on NASDAQ are valued at the last sales price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the closing bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees/Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

The valuation of the Blue Chip Fund's investment in the Blue Chip Master Portfolio of the Master Trust is based on the reported net asset value of that Portfolio. The Master Portfolio uses valuation policies consistent with those described above.

Futures contracts: The Value, Equity Income, Equity Index and Blue Chip Funds may invest in futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

to reflect the market value of the contract. The Fund recognizes a realized gain or loss when the contract is closed, equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Risks of investments in futures contracts include the possible movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

The Blue Chip Fund records its share of the investment income and realized and unrealized gains and losses reported by the Blue Chip Master Portfolio on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to interest holders in the Blue Chip Master Portfolio based upon the value of the Blue Chip Fund's investment in the Blue Chip Master Portfolio.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter by the Capital Income, Balanced Assets, Asset Allocation, Equity Index, Growth & Income, Blue Chip, Focused Equities and Emerging Growth Funds; all other Funds declare and pay distributions monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust, the Company and Reserves are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense in accordance with generally accepted accounting principles. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Blue Chip Fund records its share of the expenses reported by the Blue Chip Master Portfolio on a daily basis. The expenses are allocated daily to interest holders in the Blue Chip Master Portfolio based upon the value of the Blue Chip Fund's investment in the Blue Chip Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust, the Company and Reserves has entered into an investment advisory agreement (the "Investment Advisory Agreements") with BAAI (formerly known as NationsBanc Advisors, Inc.), a wholly-owned subsidiary of Bank of America, N.A., ("Bank of America") (formerly known as NationsBank, N.A.), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation. Pursuant to the Investment Advisory Agreement, BAAI provides investment advisory services to the Funds and is entitled to receive an advisory fee, calculated daily on the Funds' average daily net assets, and payable monthly. Effective May 14, 1999, the maximum annual advisory fee payable by the Funds decreased by 0.10% of the Funds' average daily net assets. The table below shows the change in the maximum annual rate:

                                             RATE IN EFFECT
                                  CURRENT       THROUGH
                                   RATE       MAY 13, 1999
                                  -------------------------
Small Company Growth............   0.90%         1.00%
Growth & Income,
Focused Equities................   0.75%         0.85%
Capital Income, Balanced Assets,
  Asset Allocation, Value,
  Strategic Equity, Capital
  Growth, Disciplined Equity,
  Emerging Growth...............   0.65%         0.75%
Equity Index....................   0.40%         0.50%

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

                                        FEES ON NET     FEES ON NET
                       FEES ON NET    ASSETS BETWEEN       ASSETS
                       ASSETS UP TO   $100 AND UP TO     EXCEEDING
    EQUITY INCOME      $100 MILLION    $250 MILLION     $250 MILLION
--------------------------------------------------------------------
Current rate
  effective May 14,
  1999...............     0.65%            0.60%           0.50%
Rate in effect
through
May 13, 1999.........     0.75%            0.70%           0.60%

Blue Chip Fund indirectly pays for investment advisory services through its investment in its corresponding Master Trust Portfolio (See Note 2 of Notes to financial statements of the Master Trust Portfolios).

Each of the Trust, the Company and Reserves has entered into a sub-advisory agreement with BAAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of Bank of America, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from BAAI at the following maximum annual rate of each Fund's average daily net assets:

                                                ANNUAL
                                                 RATE
                                                ------
Capital Income, Balanced Assets, Value,
  Capital Growth, Disciplined Equity, Emerging
  Growth, Small Company Growth................  0.25%
Equity Income.................................  0.20%
Equity Index..................................  0.10%

Reserves has, on behalf of the Asset Allocation Fund, entered into a sub-advisory agreement with BAAI and TradeStreet pursuant to which TradeStreet is entitled to receive a sub-advisory fee from BAAI for management of the fixed income and money market portions of the Fund at the annual rate of 0.25% of the Fund's average daily net assets.

Reserves has, on behalf of the Asset Allocation Fund, entered into a sub-advisory agreement with BAAI and Chicago Equity Partners Corporation ("Chicago Equity"), a wholly-owned subsidiary of Bank of America, pursuant to which Chicago Equity Partners is entitled to receive a sub-advisory fee from BAAI for management of the equity portion of the Fund at the annual rate of 0.25% of the Fund's average daily net assets.

The Trust has, on behalf of the Growth & Income and Focused Equities Funds, entered into a sub-advisory agreement with Marsico Capital Management, LLC ("Marsico"), pursuant to which Marsico is entitled to receive a sub-advisory fee from BAAI at the annual rate of 0.45% of each Fund's average daily net assets. Marsico Management Holdings, LLC, a wholly-owned subsidiary of Bank of America, owns 50% of the equity of Marsico.

The Trust has, on behalf of the Strategic Equity Fund, entered into a sub-advisory agreement with BAAI and Bank of America through its division, Bank of America Investment Management, pursuant to which Bank of America is entitled to receive a sub-advisory fee from BAAI at the annual rate of 0.25% of the Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust, the Company and Reserves. Under the co-administration agreements, Stephens and BAAI are entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of the average daily net assets of all Funds except for Blue Chip Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets. Effective May 14, 1999, the combined co-administration fee payable by the Funds (except Asset Allocation and Blue Chip
Fund) to Stephens and BAAI increased by 0.10% of the Fund's average daily net assets. Prior to that date, the combined co-administration fee payable by the Funds (except Blue Chip Fund) was 0.13% of the average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust, the Company and Reserves pursuant to an agreement with BAAI. For the six months ended September 30, 1999, Stephens and BAAI earned $2,720,002 and $3,729,913, respectively, from the Funds (except for Blue Chip Fund) for their co-administration services.

BAAI and/or the sub-advisors and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 1999, BAAI and/or the sub-advisors and Stephens agreed to reimburse expenses and/or waive fees until May 2000 to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates: 0.98% for the Capital Income Fund, 0.95% for the Asset Allocation Fund and 0.95% for the Blue Chip Fund. Effective August 1, 1999, BAAI and/or the sub-advisors and Stephens agreed to reimburse expenses and/or waive fees until July 31, 2000 to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:
0.35% for the Equity Index Fund and 1.15% for the Small Company Growth Fund. Prior to that date, BAAI and/or the sub-advisors and Stephens had voluntarily agreed to

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

reimburse expenses and/or waive their fees to maintain these total expense limits.

BNY serves as the custodian of the Trust's, the Company's and Reserves' assets. For the six months ended September 30, 1999, expenses of the Funds were reduced by $45,047 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary Shares of the Funds. For the six months ended September 30, 1999, Bank of America earned approximately $28,803 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 1999, the Funds were informed that the distributor received $78,887,931 in front end sales charges for sales of Investor A Shares and $1,698,747 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

Effective July 1, 1999, the Boards of Trustees/Directors of the Trust, the Company and Reserves, along with the Boards of Trustees/Directors of the other open-end registered investment companies in the Nations Funds family, approved a new compensation structure for the unaffiliated Trustees/Directors. The new structure compensates the unaffiliated Trustees/Directors for their services to the open-end registered investment companies in the Nations Funds family as a whole, rather than to particular registered investment companies, or series or portfolios thereof. As of September 30, 1999, open-end registered investment companies in the Nations Funds family were the Trust, Nations Fund, Inc., Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and the Master Trust. Under the new structure, each unaffiliated Trustee/Director receives a base retainer fee from the open-end investment companies in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended. Each unaffiliated Trustee/Director will be compensated only for a maximum of six in-person meetings per calendar year. The Chairman of the Board receives an additional fee of 20% of the base retainer fee; the Chairman of the Audit Committee receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committee receive additional compensation at the rate of $1,000 per meeting attended. Each unaffiliated Trustee/Director is also reimbursed for expenses incurred in attending such meetings.

Prior to July 1, 1999, the Trust, the Company and Reserves each paid an unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Boards), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust, the Company and Reserves also reimbursed expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's, the Company's and Reserves' eligible Trustees/Directors, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of the Company. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 1999, the Funds earned $3,040,842 in the aggregate from such investments, which is included in interest income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust, the Company and Reserves each have adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund, a distribution plan for Investor A Shares of each Fund and a shareholder servicing plan for Seafirst Shares of Asset Allocation and Blue Chip Funds. (Equity Index has no Investor B and Investor C Shares). The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 1999, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
                                       ----------------
Investor A Combined Shareholder
  Servicing and Distribution Plan....   0.25%     0.25%
Investor B Distribution Plan.........   0.75%     0.75%
Investor C Distribution Plan.........   0.75%     0.75%
Investor B and Investor C Shareholder
  Servicing Plans....................   0.25%     0.25%
Seafirst Shareholder Servicing
  Plan...............................   0.00%*    0.25%

---------------

* No fees are currently charged to the Seafirst Shares.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 1999 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Capital Income..................  $ 64,497     $ 94,165
Balanced Assets.................    37,845       45,406
Asset Allocation................   137,916       56,799
Value...........................   699,248      937,545
Equity Income...................    93,018      175,130
Equity Index....................    70,484       24,626
Growth & Income.................   233,199      141,846
Strategic Equity................   183,745       72,343
Capital Growth..................   245,036      291,179
Disciplined Equity..............   198,730      223,034
Focused Equities................   874,018      490,685
Emerging Growth.................    35,263       60,944
Small Company Growth............   245,820      152,968

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 1999 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Balanced Assets.................  $ 10,580     $ 21,964
Asset Allocation................    73,055       44,807
Growth & Income.................        --        2,535

5.  FUTURES CONTRACTS

At September 30, 1999, the following Funds had futures contracts open:

                                    VALUE OF      MARKET
                                    CONTRACT     VALUE OF      UNREALIZED
                       NUMBER OF   WHEN OPENED   CONTRACTS   (DEPRECIATION)
     DESCRIPTION       CONTRACTS      (000)        (000)         (000)
---------------------------------------------------------------------------
EQUITY INCOME:
S&P 500 Futures (long
position) expiring
December 1999(a).....     35         $11,903      $11,359        $(544)
EQUITY INDEX:
S&P 500 Futures (long
  position) expiring
  December 1999(a)...     36          12,175       11,684         (491)

---------------

(a) Securities have been segregated as collateral for the Equity Income and Equity Index Funds for open futures contracts.

6.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

As of September 30, 1999, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust and Reserves and 480,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's and Reserves' Declarations of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/ Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

7.  LINE OF CREDIT

The Trust, the Company and Reserves each participate in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 of net assets (not including

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended September 30, 1999, borrowings by the Funds under the Agreement were as follows:

                                    AVERAGE      AVERAGE
                                    AMOUNT       INTEREST
                                  OUTSTANDING      RATE
              FUND                   (000)        (000)
---------------------------------------------------------
Capital Income..................     $  2          5.63%
Balanced Assets.................      120          5.24
Equity Income...................       43          5.45
Equity Index....................      253          5.32
Blue Chip.......................        5          5.20
Disciplined Equity..............      122          5.22
Emerging Growth.................       65          5.73
Small Company Growth............      308          5.56

The average amount outstanding was calculated based on daily balances in the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their portfolio securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves, a portfolio of Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 1999, the following Funds had securities on loan:

                             MARKET VALUE
                              OF LOANED      MARKET VALUE
                              SECURITIES     OF COLLATERAL
           FUND                 (000)            (000)
----------------------------------------------------------
Balanced Assets............    $ 3,682          $ 3,702
Value......................     42,403           42,156
Equity Income..............      5,669            5,890
Equity Index...............     22,765           23,452
Growth & Income............     22,808           23,637
Capital Growth.............     40,289           40,849
Disciplined Equity.........     15,798           16,006
Focused Equities...........     46,226           47,034
Emerging Growth............     49,677           52,188
Small Company Growth.......     71,216           73,209

9.  CAPITAL LOSS CARRYFORWARD

At March 31, 1999, Balanced Assets Fund had available for Federal income tax purposes unused capital losses expiring March 31, 2007 of $2,592,560.

10.  REORGANIZATIONS

ACQUISITION OF THE EMERALD FUNDS

On May 15, 1998, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Emerald Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                       TOTAL NET ASSETS
                                                TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                                OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
     ACQUIRING FUND          ACQUIRED FUND           (000)               (000)               (000)                  (000)
----------------------------------------------------------------------------------------------------------------------------------
Balanced Assets           Emerald Balanced
                          Fund                      $ 76,887          $  121,047          $  197,934               $ 8,904
Disciplined Equity        Emerald Equity Fund        296,852             258,201             555,053                67,060
Small Company Growth      Emerald Small
                          Capitalization Fund        153,088             313,094             466,182                20,046
Value                     Emerald Equity
                          Value Fund                  26,394           2,570,167           2,596,561                 4,855

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

CONVERSION OF COMMON TRUST FUNDS

On April 17 and April 29, 1998, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by NationsBank, N.A., also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                    TOTAL NET ASSETS
                                             TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                             OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    UNREALIZED APPRECIATION
      ACQUIRING FUND        ACQUIRED FUND         (000)               (000)               (000)                  (000)
-------------------------------------------------------------------------------------------------------------------------------
APRIL 17, 1998
Equity Income               NationsBank
                            Common Trust
                            Equity Income
                            Fund                 $ 62,189          $1,085,070          $1,147,259               $13,366
Small Company Growth        NationsBank
                            Common Trust
                            Special Equity
                            Fund                    7,075             238,952             246,027                 1,126
Value                       NationsBank
                            Common Trust
                            Long-Term
                            Equity Fund           120,426           2,484,751           2,605,177                61,907
APRIL 29, 1998
Disciplined Equity          NationsBank
                            Common Trust
                            Growth Stock
                            Fund                   47,340             201,122             248,462                 3,636
Disciplined Equity          NationsBank
                            Common Trust
                            Oklahoma
                            Growth Stock
                            Fund                    4,245             248,463             252,708                   282

ACQUISITION OF THE PACIFIC HORIZON FUNDS

On May 14, 1999, the Small Company Growth Fund (the "Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon Aggressive Growth Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                            TOTAL NET ASSETS     ACQUIRED FUND
TOTAL NET ASSETS OF  TOTAL NET ASSETS OF    OF ACQUIRING FUND     UNREALIZED
   ACQUIRED FUND       ACQUIRING FUND       AFTER ACQUISITION    APPRECIATION
       (000)                (000)                 (000)              (000)
------------------------------------------------------------------------------
     $164,166
                          $366,213              $530,379            $12,433

On May 21, 1999, the Capital Income Fund, Asset Allocation Fund and Blue Chip Fund, newly established portfolios, acquired the assets and liabilities of the Pacific Horizon Capital Income Fund, Pacific Horizon Asset Allocation Fund and Pacific Horizon Blue Chip Fund, respectively, pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of Capital Income Fund, Asset Allocation Fund and Blue Chip Fund in an amount equal to the outstanding shares of the Pacific Horizon Capital Income Fund, Pacific Horizon Asset Allocation Fund and Pacific Horizon Blue Chip Fund, respectively. The financial statements of the Capital Income Fund, Asset Allocation Fund and Blue Chip Fund reflect the historical financial results of the Pacific Horizon Capital Income Fund, Pacific Horizon Asset Allocation Fund and Pacific Horizon Blue Chip Fund prior to the reorganization.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

PACIFIC HORIZON FUND SHARE CLASS   CORRESPONDING RESERVES SHARE CLASS
---------------------------------------------------------------------
Capital Income                     Nations Capital Income
A Shares                           Investor A Shares
  B Shares                         Investor B Shares
  K Shares                         Investor C Shares
Asset Allocation                   Nations Asset Allocation
  A Shares                         Investor A Shares
  B Shares                         Investor B Shares
  K Shares                         Investor C Shares
  SRF Shares                       Seafirst Shares
Blue Chip                          Nations Blue Chip
  A Shares                         Investor A Shares
  B Shares                         Investor B Shares
  K Shares                         Investor C Shares
  SRF Shares                       Seafirst Shares

ACQUISITION OF THE TIME HORIZON FUNDS

On August 20, 1999, the Asset Allocation Fund (the "Acquiring Fund"), acquired the assets and liabilities of the Time Horizon Funds, listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                      TOTAL NET ASSETS
                                               TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                               OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
     ACQUIRING FUND         ACQUIRED FUND           (000)               (000)               (000)                  (000)
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation          Time Horizon
                          Portfolio I              $32,506            $293,022            $325,528                $1,890
Asset Allocation          Time Horizon
                          Portfolio II              43,414             293,022             336,436                 3,206
Asset Allocation          Time Horizon
                          Portfolio III             50,392             293,022             343,414                 5,511

CHANGE OF REGISTERED INVESTMENT COMPANY

On August 20, 1999, the Marsico Focused Equities and Growth & Income Funds, newly established shell portfolios of Reserves (the "Successor Funds"), acquired the assets and liabilities of their predecessor funds, which were series of Nations Fund Trust, pursuant to a plan of reorganization approved by each predecessor fund's shareholders. The predecessor funds had the same name, investment objective and principal investment strategies as the Successor Funds. The acquisition was accomplished by a tax-free exchange of shares of the Successor Funds in an amount equal to the value of the outstanding shares of the predecessor funds. The financial statements of the Successor Funds reflect the historical financial results of the predecessor funds prior to the reorganizations.

NATIONS MASTER INVESTMENT TRUST
Nations Blue Chip Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 98.7%
            AEROSPACE AND DEFENSE -- 0.7%
   1,600    B.F. Goodrich Company..................  $     46
 123,500    Rockwell International Corporation.....     6,484
                                                     --------
                                                        6,530
                                                     --------
            APPAREL AND TEXTILES -- 0.3%
  84,400    Tommy Hilfiger Corporation++...........     2,379
                                                     --------
            AUTOMOBILE PARTS MANUFACTURERS -- 0.1%
  57,382    Delphi Automotive Systems
              Corporation..........................       922
                                                     --------
            AUTOMOBILES AND TRUCKS -- 1.3%
 134,600    Ford Motor Company.....................     6,755
  86,300    General Motors Corporation.............     5,432
                                                     --------
                                                       12,187
                                                     --------
            BANKING -- 5.6%
 245,700    Chase Manhattan Corporation............    18,519
 298,300    Fleet Financial Group, Inc.............    10,925
  50,800    J.P. Morgan & Company Inc. ............     5,804
 178,600    Mellon Bank Corporation................     6,028
 240,800    Wells Fargo Company....................     9,542
                                                     --------
                                                       50,818
                                                     --------
            BEVERAGES -- 2.1%
 139,700    Anheuser-Busch Companies, Inc. ........     9,787
  83,800    Coca-Cola Company......................     4,028
 186,500    PepsiCo, Inc...........................     5,642
                                                     --------
                                                       19,457
                                                     --------
            CHEMICALS -- BASIC -- 1.1%
  56,400    Dow Chemical Company...................     6,408
  71,300    Union Carbide Corporation..............     4,051
                                                     --------
                                                       10,459
                                                     --------
            CHEMICALS -- DIVERSIFIED -- 0.2%
  94,600    Solutia Inc. ..........................     1,691
                                                     --------
            COMPUTER RELATED -- 6.4%
 272,500    Dell Computer Corporation++............    11,394
 218,600    EMC Corporation++......................    15,616
  67,500    Hewlett-Packard Company................     6,210
 152,900    International Business Machines
              Corporation..........................    18,559
 143,300    Unisys Corporation++...................     6,466
                                                     --------
                                                       58,245
                                                     --------
            COMPUTER SOFTWARE -- 6.9%
  98,000    BMC Software, Inc.++...................     7,013
 102,800    Compuware Corporation++................     2,679
 527,500    Microsoft Corporation++/++/............    47,772
 116,600    Oracle Systems Corporation++...........     5,305
                                                     --------
                                                       62,769
                                                     --------
            CONGLOMERATE -- 3.6%
  79,400    AlliedSignal, Inc. ....................     4,759
 174,600    Tyco International Ltd.................    18,028
 164,300    United Technologies Corporation........     9,745
                                                     --------
                                                       32,532
                                                     --------
            CONSTRUCTION -- 0.3%
  89,300    Centex Corporation.....................     2,640
                                                     --------
            CONTAINERS AND PACKAGING -- 0.4%
  76,500    Avery-Dennison Corporation.............     4,035
                                                     --------
            COSMETICS AND TOILETRIES -- 2.7%
  64,500    Avon Products, Inc.....................     1,600
  88,300    Colgate-Palmolive Company..............     4,040

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COSMETICS AND TOILETRIES -- (CONTINUED)
 105,500    Kimberly-Clark Corporation.............  $  5,539
 143,600    Procter & Gamble Company...............    13,462
                                                     --------
                                                       24,641
                                                     --------
            DRUGS -- 7.1%
 137,500    Amgen Inc.++...........................    11,206
  92,300    Biogen, Inc.++.........................     7,274
 243,600    Bristol-Myers Squibb Company...........    16,443
  87,500    Merck & Company, Inc...................     5,671
 151,000    Pfizer Inc. ...........................     5,427
 309,200    Schering-Plough Corporation............    13,489
  77,800    Warner-Lambert Company.................     5,164
                                                     --------
                                                       64,674
                                                     --------
            ELECTRIC POWER -- 2.0%
 157,600    Edison International...................     3,832
  86,300    FPL Group Inc..........................     4,347
 157,400    PECO Energy Company....................     5,903
 117,200    Unicom Corporation.....................     4,329
                                                     --------
                                                       18,411
                                                     --------
            ELECTRONICS -- 1.3%
 102,600    Applied Materials Inc.++...............     7,971
  54,700    Solectron Corporation++................     3,928
                                                     --------
                                                       11,899
                                                     --------
            FINANCIAL SERVICES -- 6.5%
 114,900    AXA Financial, Inc.....................     6,413
 479,800    Citigroup Inc. ........................    21,111
 117,800    Freddie Mac............................     6,126
  77,400    Lehman Brothers Holdings Inc...........     4,513
 122,800    Morgan Stanley Dean Witter & Company...    10,952
 134,100    Providian Financial Corporation........    10,619
                                                     --------
                                                       59,734
                                                     --------
            FOOD PRODUCERS -- 1.3%
 192,400    ConAgra Inc............................     4,341
 120,600    Quaker Oats Company....................     7,462
                                                     --------
                                                       11,803
                                                     --------
            FOREST AND PAPER PRODUCTS -- 0.7%
  96,000    Georgia-Pacific Corporation............     3,888
  46,000    Weyerhaeuser Company...................     2,651
                                                     --------
                                                        6,539
                                                     --------
            INSURANCE -- 1.6%
 201,800    Conseco Inc. ..........................     3,897
 160,000    Hartford Financial Services Group,
              Inc. ................................     6,540
  97,000    Lincoln National Corporation Ltd. .....     3,644
  18,600    MGIC Investment Corporation............       888
                                                     --------
                                                       14,969
                                                     --------
            INTERNET -- 0.9%
  80,500    America Online Inc.++..................     8,372
                                                     --------
            MACHINERY AND EQUIPMENT -- 0.9%
  40,200    Illinois Tool Works, Inc. .............     2,997
  87,800    Ingersoll-Rand Company.................     4,824
                                                     --------
                                                        7,821
                                                     --------
            MANUFACTURING -- 3.2%
 249,600    General Electric Company/++/...........    29,593
                                                     --------
            MEDIA -- 3.2%
 114,800    CBS Corporation++......................     5,310
  59,300    King World Productions, Inc.++.........     2,224
  41,500    Omnicom Group..........................     3,286

NATIONS MASTER INVESTMENT TRUST
Nations Blue Chip Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            MEDIA -- (CONTINUED)
 186,800    Time Warner Inc. ......................  $ 11,347
 172,700    Viacom Inc., Class B++.................     7,297
                                                     --------
                                                       29,464
                                                     --------
            MEDICAL PRODUCTS AND SUPPLIES -- 3.3%
  64,800    Allergan, Inc. ........................     7,128
  69,800    Baxter International Inc. .............     4,205
  60,000    Cardinal Health, Inc. .................     3,270
 167,900    Johnson & Johnson......................    15,426
                                                     --------
                                                       30,029
                                                     --------
            MEDICAL SERVICES -- 0.5%
 101,400    United Healthcare Corporation..........     4,937
                                                     --------
            METALS AND MINING -- 0.4%
  52,500    Alcoa Inc. ............................     3,258
                                                     --------
            NETWORKING EQUIPMENT AND PRODUCTS -- 2.3%
 306,050    Cisco Systems, Inc.++..................    20,984
                                                     --------
            OFFICE EQUIPMENT -- 0.3%
  38,000    Lexmark International Group, Inc.,
              Class A++............................     3,059
                                                     --------
            OIL -- DOMESTIC -- 0.3%
 106,300    USX-Marathon Group Inc. ...............     3,109
                                                     --------
            OIL -- INTERNATIONAL -- 5.5%
 110,700    Apache Corporation.....................     4,781
 132,600    Chevron Corporation....................    11,768
  27,400    Exxon Corporation......................     2,081
 119,800    Mobil Corporation......................    12,070
 327,700    Royal Dutch Petroleum Company..........    19,354
                                                     --------
                                                       50,054
                                                     --------
            OIL FIELD SERVICES & EQUIPMENT -- 0.4%
 106,300    Transocean Offshore, Inc. .............     3,255
                                                     --------
            PRINTING AND PUBLISHING -- 0.8%
  94,600    McGraw-Hill Companies, Inc. ...........     4,576
  69,700    New York Times Company, Class A........     2,614
                                                     --------
                                                        7,190
                                                     --------
            RECREATION -- 0.6%
 279,800    Mattel, Inc. ..........................     5,316
                                                     --------
            RESTAURANTS AND LODGING -- 0.5%
 105,600    Tricon Global Restaurants Inc.++.......     4,323
                                                     --------
            RETAIL - FOOD -- 1.1%
  61,600    Albertson's Inc. ......................     2,437
 130,200    Safeway, Inc.++........................     4,956
  87,500    SYSCO Corporation......................     3,068
                                                     --------
                                                       10,461
                                                     --------
            RETAIL -- GENERAL -- 3.0%
 159,900    Federated Department Stores, Inc.++....     6,986
 427,700    Wal-Mart Stores, Inc. .................    20,342
                                                     --------
                                                       27,328
                                                     --------
            RETAIL -- SPECIALTY -- 2.2%
  20,000    Best Buy Company, Inc.++...............     1,241
 189,800    Gap Inc. ..............................     6,074

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            RETAIL -- SPECIALTY -- (CONTINUED)
 117,900    Home Depot Inc. .......................  $  8,091
 173,200    TJX Companies Inc. ....................     4,860
                                                     --------
                                                       20,266
                                                     --------
            SEMICONDUCTORS -- 2.8%
 190,300    Intel Corporation......................    14,142
 137,000    Texas Instruments Inc. ................    11,268
                                                     --------
                                                       25,410
                                                     --------
            STEEL -- 0.4%
  70,400    Nucor Corporation......................     3,353
                                                     --------
            TELECOMMUNICATIONS -- 3.5%
 225,400    Lucent Technologies, Inc. .............    14,624
  70,000    Motorola, Inc. ........................     6,160
  31,600    QUALCOMM Inc.++........................     5,978
  85,400    Tellabs, Inc.++........................     4,862
                                                     --------
                                                       31,624
                                                     --------
            TOBACCO -- 0.9%
 231,600    Philip Morris Companies Inc. ..........     7,918
                                                     --------
            TRANSPORTATION -- 0.8%
  78,500    Delta Air Lines, Inc. .................     3,807
  72,200    Union Pacific Corporation..............     3,470
                                                     --------
                                                        7,277
                                                     --------
            UTILITIES -- NATURAL GAS -- 0.6%
 142,400    Coastal Corporation....................     5,830
                                                     --------
            UTILITIES -- TELEPHONE -- 8.1%
 155,700    Ameritech Corporation..................    10,461
 265,150    AT&T Corporation.......................    11,534
 111,842    Bell Atlantic Corporation..............     7,528
 373,400    BellSouth Corporation..................    16,803
 136,300    GTE Corporation........................    10,478
 235,800    MCI Worldcom, Inc.++...................    16,949
                                                     --------
                                                       73,753
                                                     --------
            TOTAL COMMON STOCKS
              (Cost $714,430)......................   901,318
                                                     --------
PRINCIPAL
 AMOUNT
 (000)
---------
            U.S. TREASURY OBLIGATIONS -- 0.1%
              (Cost $1,016)
            U.S. TREASURY BILLS -- 0.1%
 $ 1,022    4.815%** 11/18/99......................     1,016
                                                     --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 1.0%
            (Cost $9,537)
  9,537   Nations Cash Reserves#...................     9,537
                                                      -------

NATIONS MASTER INVESTMENT TRUST
Nations Blue Chip Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $724,983*).............   99.8%  $911,871
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................    0.2%
          Cash..................................   $    915
          Receivable for investment securities
            sold................................      9,420
          Dividends receivable..................      1,094
          Interest receivable...................         39
          Investment advisory fee payable.......       (512)
          Administration fee payable............        (39)
          Payable for investment securities
            purchased...........................     (8,699)
          Accrued expenses and other
            liabilities.........................        (40)
                                                   --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...................      2,178
                                                   --------
          NET ASSETS.....................  100.0%  $914,049
                                                   ========

---------------

  * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $226,713 and gross depreciation of $39,825 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $724,983.

 **  Rate represents annualized yield at date of purchase.

 ++  Non-income producing security.

/++/ A portion of the security is segregated as collateral for futures contracts.

  # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

NATIONS MASTER INVESTMENT TRUST

  STATEMENT OF OPERATIONS                                            (UNAUDITED)
For the period ended September 30, 1999

                                                                 BLUE CHIP PORTFOLIO
                                                                 --------------------------------
                                                                 FOR THE PERIOD
                                                                  MAY 15, 1999     FOR THE PERIOD
                                                                       TO          MARCH 1, 1999
                                                                 SEPTEMBER 30,           TO
                                                                      1999            MAY 14,
                                                                  (UNAUDITED)         1999(a)
                                                                 --------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $0 and $0,
  respectively).............................................     $        3,914    $        2,312
Interest....................................................                223               182
                                                                 --------------    --------------
    Total investment income.................................              4,137             2,494
                                                                 --------------    --------------
EXPENSES:
Investment advisory fee.....................................              2,362               984
Administration fee..........................................                173                98
Fund accounting fees and expenses...........................                 --                58
Custodian fees..............................................                 46                21
Legal and audit fees........................................                 31                --
Directors' fees and expenses................................                 10                 9
Interest expense............................................                 --*               --
Other.......................................................                 12                37
                                                                 --------------    --------------
    Total expenses..........................................              2,634             1,207
Fees waived by investment advisor and/or distributor........                 --                --
Fees reduced by credits allowed by the custodian............                 (3)               --
                                                                 --------------    --------------
    Net expenses............................................              2,631             1,207
                                                                 --------------    --------------
NET INVESTMENT INCOME.......................................              1,506             1,287
                                                                 --------------    --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................             43,324            57,394
Change in unrealized appreciation/(depreciation) of :
  Securities (Note 8).......................................            (79,598)           10,459
  Futures contracts.........................................               (197)               --
                                                                 --------------    --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (79,795)           10,459
                                                                 --------------    --------------
Net realized and unrealized gain/(loss) on investments......            (36,471)           67,853
                                                                 --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $      (34,965)   $       69,140
                                                                 ==============    ==============

---------------
(a) Represents financial information for the Pacific Horizon Blue Chip Portfolio, which was reorganized into Nations Blue Chip Portfolio on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENT OF CHANGES IN NET ASSETS

                                                                                 BLUE CHIP PORTFOLIO
                                                                 ---------------------------------------------------
                                                                  PERIOD ENDED          PERIOD
                                                                    9/30/99             ENDED           YEAR ENDED
                                                                  (UNAUDITED)          5/14/99           2/28/99
                                                                 ---------------------------------------------------
(IN THOUSANDS)
Net investment income.......................................     $        1,506     $        1,287    $        7,024
Net realized gain/(loss) on investments.....................             43,324             57,394            64,380
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (79,795)            10,459            72,411
                                                                 --------------     --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            (34,965)            69,140           143,815
Contributions...............................................             64,801             45,223           268,651
Withdrawals.................................................            (88,117)           (49,779)         (223,374)
                                                                 --------------     --------------    --------------
Net increase/(decrease) in net assets.......................            (58,281)            64,584           189,092
NET ASSETS:
Beginning of period.........................................            972,330            907,746           718,654
                                                                 --------------     --------------    --------------
End of period...............................................     $      914,049     $      972,330    $      907,746
                                                                 ==============     ==============    ==============

  SUPPLEMENTARY DATA

                                                                                                             WITHOUT WAIVERS
                                                                                                             AND/OR EXPENSE
                                                                                                             REIMBURSEMENTS
                                                                                                             ---------------
                                                                 RATIO OF      RATIO OF NET                     RATIO OF
                                                                OPERATING       INVESTMENT                      OPERATING
                                                                 EXPENSES      INCOME/(LOSS)    PORTFOLIO      EXPENSES TO
                                                                TO AVERAGE      TO AVERAGE      TURNOVER         AVERAGE
                                                                NET ASSETS      NET ASSETS        RATE         NET ASSETS
                                                                ------------------------------------------------------------
BLUE CHIP PORTFOLIO:
Period ended 9/30/1999 (unaudited)..........................       0.72%+(a)       0.47%+           16%           0.72%+(a)
Period ended 5/14/1999......................................       0.61+           0.65+            19            0.61
Year ended 2/28/1999........................................       0.62            0.85             57            0.62
Year ended 2/28/1998........................................       0.65            1.11             67            1.06
Year ended 2/28/1997........................................       0.62            1.62             91            1.34
Year ended 2/29/1996........................................       0.31            2.16            108            1.57
Year ended 2/28/1995........................................       0.17            2.30             44            1.50

---------------
 + Annualized
(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Master Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 1999, the Trust offered five separate series or Master Portfolios (each a "Master Portfolio" and collectively the "Master Portfolios"). These financial statements pertain only to the Blue Chip Master Portfolio (the "Portfolio"). Financial statements for the other portfolios of the Trust are presented under separate cover.

The following shareholders were invested in the Portfolio at September 30, 1999:

Blue Chip Master Portfolio:
  Nations Blue Chip Fund........................  93.8%
  Nations Blue Chip Fund (Offshore) (formerly
    World Horizon U.S. Equity Fund).............  6.2%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of its financial statements.

Securities valuation: Securities which are traded on a recognized exchange or on NASDAQ are valued at the last sales price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the closing bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Futures contracts: The Portfolio may invest in futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract. The Portfolio recognizes a realized gain or loss when the contract is closed, equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.

Risks of investments in futures contracts include the possible movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date.

Expenses: Expenses directly attributable to the Portfolio are charged to it, while general Trust expenses are allocated among the respective portfolios of the Trust.

Federal income taxes: The Portfolio is treated as a partnership for Federal income tax purposes and therefore is not subject to Federal income tax. Each interest holder in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. The Master Trust intends to conduct its operations in such a way that each portfolio will be able to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, Inc. ("BAAI") (formerly known as NationsBanc Advisors, Inc.), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America") (formerly known as NationsBank, N.A.), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Portfolio. Under the Investment Advisory Agreement, BAAI is entitled to receive an advisory fee, calculated

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

daily and payable monthly, at the maximum annual rate of 0.65% of the Portfolio's average daily net assets.

The Trust has entered into a sub-advisory agreement with Chicago Equity Partners Corporation ("Chicago Equity"), a wholly-owned subsidiary of Bank of America, pursuant to which Chicago Equity is entitled to receive a sub-advisory fee from BAAI at the annual rate of 0.25% of the Portfolio's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust. Under the co-administration agreements, Stephens and BAAI are entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust pursuant to an agreement with BAAI. For the six months ended September 30, 1999, BAAI earned $170,107 from the Portfolio for its co-administration services.

BNY serves as the custodian of the Trust's assets. For the six months ended September 30, 1999, expenses of the Portfolio were reduced by $2,885 under expense offset arrangements with BNY. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Effective July 1, 1999, the Board of Trustees of the Trust, along with the Boards of Trustees/Directors of the other open-end registered investment companies in the Nations Funds family, approved a new compensation structure for the unaffiliated Trustees/Directors. The new structure compensates the unaffiliated Trustees/Directors for their services to the open-end registered investment companies in the Nations Funds family as a whole, rather than to particular registered investment companies, or series or portfolios thereof. As of September 30, 1999, the open-end registered investment companies in the Nations Funds family were the Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and the Trust. Under the new structure, each unaffiliated Trustee/Director receives a base retainer fee from the open-end registered investment companies in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended. Each unaffiliated Trustee/Director will be compensated only for a maximum of six in-person meetings per calendar year. The Chairman of the Board receives an additional fee of 20% of the base retainer fee and the Chairman of the Audit Committee receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committee receive additional compensation at the rate of $1,000 per meeting attended. Each unaffiliated Trustee/ Director is also reimbursed for expenses incurred in attending such meetings.

Prior to July 1, 1999, the Trust paid each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimbursed expenses incurred by each unaffiliated Trustee in attending such meetings.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, was $152,356 and $175,682, respectively, for the six months ended September 30, 1999.

4.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to establish and designate such shares of beneficial interest into one or more Master Portfolios.

5.  LINE OF CREDIT

The Trust participates in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of no less than 4 to 1 of net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 1999, there were no loans outstanding under this Agreement. For the six months ended September 30, 1999, borrowings by the Portfolio under the Agreement were as follows:

                                     AVERAGE
                                     AMOUNT       AVERAGE
                                   OUTSTANDING    INTEREST
FUND                                  (000)         RATE
----                               -----------    --------
Blue Chip Master Portfolio.......      $5          5.20%

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NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

The average amount outstanding was calculated based on daily balances in the period.

6.  REORGANIZATION OF MASTER INVESTMENT TRUST, SERIES I

On May 21, 1999, the Blue Chip Master Portfolio, a newly established portfolio, acquired the assets and liabilities of the Blue Chip Master Portfolio ("Acquired Portfolio"), a series of Master Investment Trust, Series I, pursuant to a plan of reorganization approved by its interest holders. The acquisition was accomplished by a tax-free exchange of interests of Blue Chip Master Portfolio in an amount equal to the outstanding interests of the Acquired Portfolio. The financial statements of the Blue Chip Master Portfolio reflect the historical financial results of the Acquired Portfolio prior to the reorganization. Additionally, the fiscal year end of the Blue Chip Master Portfolio for financial reporting purposes was changed to coincide with that of the Trust.

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                                    P.O. Box 34602
                                    Charlotte, NC  28234-4602
                                    Toll free 1.800.982.2271


Nations Funds








SAR1 991399 (9/99)